UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


[LOGO]
SEI New ways.
    New answers.(R)

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SEI Institutional International Trust

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Semi-Annual Report as of March 31, 2008

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International Equity Fund

Emerging Markets Equity Fund

International Fixed Income Fund

Emerging Markets Debt Fund

TABLE OF CONTENTS

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Schedules of Investments                                                       1
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Statements of Assets and Liabilities                                          52
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Statements of Operations                                                      53
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Statements of Changes in Net Assets                                           54
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Financial Highlights                                                          56
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Notes to Financial Statements                                                 57
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Disclosure of Fund Expenses                                                   66
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Board of Trustees Considerations in Approving the Funds' Investment
  Advisory and Sub-Advisory Agreements                                        67
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The Trust files its complete schedule of portfolio  holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

March 31, 2008

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                 17.0%
Mortgage-Backed Securities                                                 12.2%
Materials                                                                  11.9%
Industrials                                                                 9.6%
Energy                                                                      8.3%
Consumer Discretionary                                                      7.2%
Consumer Staples                                                            6.2%
Telecommunication Services                                                  5.8%
Short-Term Investments                                                      5.2%
Information Technology                                                      4.7%
Utilities                                                                   4.5%
Healthcare                                                                  3.8%
Commercial Paper                                                            1.7%
Asset-Backed Securities                                                     0.8%
U.S. Government Agency Securities                                           0.6%
U.S. Treasury Obligations                                                   0.5%
Purchased Option                                                            0.0%
Exchange Traded Fund                                                        0.0%

+ Percentages based on total investments. Includes Investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 86.7%

AUSTRALIA -- 3.9%
   AGL Energy                                            53,551   $         540
   Amcor                                                214,383           1,399
   Ansell                                                15,551             165
   Australia & New Zealand Banking Group                 91,500           1,883
   Australian Infrastructure Fund                       633,100           1,572
   Babcock & Brown                                       47,234             635
   Beach Petroleum                                       55,100              64
   Bendigo and Adelaide Bank                             17,084             186
   BHP Billiton                                         609,303          19,918
   BlueScope Steel                                      101,300             913
   Brambles                                             322,422           2,937
   Centro Properties Group+                              47,339              13
   Challenger Financial Services Group                  332,430             552
   Coca-Cola Amatil                                     105,200             816
   Commonwealth Bank of Australia                        70,300           2,683
   Computershare                                         31,738             253
   CSL                                                   53,214           1,793
   Dominion Mining                                        2,000               6
   Downer EDI                                           208,759           1,193
   Felix Resources                                        4,107              46
   Flight Centre                                        190,900           3,691
   Fortescue Metals Group*                              142,800             849
   Foster's Group                                       471,300           2,203
   Goodman Fielder                                      709,197           1,165
   Incitec Pivot                                          6,300             812
   Independence Group                                     2,500              18
   ING Industrial Fund+                                 601,551           1,170
   Leighton Holdings                                    120,571           4,711
   MacArthur Coal                                        29,500             352
   Macquarie Airports (B)                             1,922,995           5,670
   Macquarie Group                                       31,810           1,534
   Macquarie Infrastructure Group (B)                 1,735,384           4,404
   Mincor Resources                                      23,200              65

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Mirvac Group+                                        191,104   $         701
   Mount Gibson Iron*                                    50,700             133
   National Australia Bank                              168,721           4,644
   Newcrest Mining                                      343,890          10,475
   Nufarm                                                16,000             250
   OneSteel                                             102,121             596
   Orica                                                 28,200             750
   Origin Energy                                        121,000           1,012
   Pacific Brands                                       944,664           1,742
   Portman                                                8,400              95
   Qantas Airways                                       630,979           2,264
   QBE Insurance Group                                   47,153             956
   Rio Tinto                                             41,290           4,617
   Sally Malay Mining                                    37,500             179
   Santos                                               325,000           4,302
   Seven Network                                        189,700           1,645
   Sims Group                                            20,700             561
   Telstra - Installment Receipts                     1,611,400           4,133
   Telstra                                              810,178           3,254
   Toll Holdings                                        136,213           1,246
   Wesfarmers                                            29,780           1,090
   Westfield Group+                                      62,300           1,012
   Westpac Banking                                      131,171           2,844
   Woodside Petroleum                                    81,800           4,070
   Woolworths                                           320,571           8,486
   WorleyParsons                                         60,146           1,838
   Zinifex                                              173,395           1,580
                                                                  --------------
                                                                        128,686
                                                                  --------------

AUSTRIA -- 0.6%
   Bwin Interactive Entertainment (B)*                   35,500           1,172
   IMMOFINANZ                                            21,482             234
   OMV                                                  140,000           9,286
   Raiffeisen International Bank Holding                 12,801           1,752
   Schoeller-Bleckmann Oilfield Equipment                 6,700             599
   Telekom Austria                                       67,900           1,408
   Verbund - Oesterreichische
      Elektrizitaetswirtschafts, Cl A                     4,339             310
   Voestalpine                                           79,375           5,534
   Wienerberger                                          14,500             774
                                                                  --------------
                                                                         21,069
                                                                  --------------

BELGIUM -- 1.2%
   Belgacom                                              31,286           1,390
   Delhaize Group*                                       22,500           1,777
   Dexia                                                110,759           3,168
   Fortis                                               447,215          11,310
   Fortis (Netherlands Line)                            146,910           3,711
   Gimv                                                  24,800           1,876
   InBev                                                 21,443           1,894
   KBC Groep                                             23,634           3,076


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SEI Institutional International Trust / Semi-Annual Report / March 31, 2008    1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Solvay (B)                                            15,134   $       1,938
   UCB                                                    6,910             241
   Umicore                                              173,280           9,050
                                                                  --------------
                                                                         39,431
                                                                  --------------

BERMUDA -- 0.0%
   SeaDrill                                              35,083             942
                                                                  --------------

BRAZIL -- 0.2%
   Banco do Brasil                                      312,000           4,125
   Gerdau ADR                                            19,375             592
   Uniao de Bancos Brasileiros GDR                       13,800           1,610
                                                                  --------------
                                                                          6,327
                                                                  --------------

CANADA -- 3.0%
   Barrick Gold                                         269,800          11,723
   Cameco (B)                                            47,700           1,573
   Canadian Imperial Bank of
      Commerce (B)                                       32,100           2,068
   Canadian Natural Resources                            75,400           5,164
   Eastern Platinum*                                  1,146,650           3,621
   EnCana                                                65,200           4,969
   EnCana (CAD)                                         132,750          10,056
   Fairfax Financial Holdings (B)                         2,700             786
   Gildan Activewear                                     31,000           1,170
   HudBay Minerals                                       49,200             782
   Inmet Mining (B)                                      25,400           1,857
   Methanex                                              76,300           2,008
   Nexen                                                      1              --
   Petro-Canada                                          60,600           2,641
   Potash Saskatchewan (B)                              100,000          15,545
   Research In Motion                                    88,230           9,902
   Research In Motion (CAD)                              12,000           1,351
   Rogers Communications, Cl B                          170,930           6,150
   Royal Bank of Canada (B)                              59,200           2,766
   Shoppers Drug Mart (B)                                24,500           1,240
   Silver Wheaton*                                      254,400           3,951
   Sun Life Financial                                    40,400           1,889
   Suncor Energy                                         27,000           2,611
   Teck Cominco, Cl B                                   116,500           4,779
                                                                  --------------
                                                                         98,602
                                                                  --------------

CHINA -- 0.5%
   Alibaba.com*                                         121,500             252
   Belle International Holdings                          80,000              83
   China Life Insurance                               1,462,900           5,028
   China Petroleum & Chemical                         2,176,000           1,862
   China Shenhua Energy, Cl H                           240,000             959
   Focus Media Holding ADR*                              72,600           2,552
   Industrial & Commercial Bank of
      China, Cl H                                       794,000             553

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   New World Department Store China                   2,681,100   $       3,118
   Tencent Holdings                                      91,000             518
                                                                  --------------
                                                                         14,925
                                                                  --------------

CYPRUS -- 0.0%
   Marfin Popular Bank                                  118,720             971
                                                                  --------------

CZECH REPUBLIC -- 0.2%
   CEZ                                                   82,350           6,315
                                                                  --------------

DENMARK -- 1.0%
   A P Moller - Maersk, Cl A                                340           3,778
   A P Moller - Maersk, Cl B (B)                             85             952
   Carlsberg, Cl B                                       19,821           2,544
   D/S Norden                                             7,400             825
   Danisco                                               16,450           1,206
   Danske Bank                                           65,412           2,422
   East Asiatic                                          12,588           1,105
   FLSmidth                                               6,500             646
   Jyske Bank*                                            8,850             596
   Novo Nordisk, Cl B (B)                                72,750           4,993
   Sydbank                                                5,978             218
   Vestas Wind Systems                                  137,757          15,104
                                                                  --------------
                                                                         34,389
                                                                  --------------

FINLAND -- 1.5%
   Konecranes                                            29,905           1,156
   Metso                                                 27,000           1,463
   Neste Oil                                             27,999             982
   Nokia                                              1,010,417          32,085
   Nokian Renkaat                                         3,289             141
   OKO Bank, Cl A                                        89,252           1,687
   Outokumpu                                             47,239           2,157
   Rautaruukki                                           41,582           2,014
   Sampo, Cl A                                           53,100           1,443
   Stora Enso, Cl R                                     165,200           1,914
   UPM-Kymmene                                          160,525           2,862
   Wartsila, Cl B                                        38,141           2,584
                                                                  --------------
                                                                         50,488
                                                                  --------------

FRANCE -- 7.9%
   Accor                                                 13,317             976
   Air France-KLM (B)                                    35,770           1,011
   Air Liquide                                            8,122           1,243
   Alstom                                                21,267           4,628
   April Group                                           10,600             531
   Arkema                                                47,266           2,653
   Atos Origin*                                             600              34
   AXA                                                  183,427           6,682
   BNP Paribas                                          229,627          23,247
   Bouygues                                             128,657           8,204


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2    SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cap Gemini                                            39,556   $       2,261
   Carbone Lorraine                                       7,600             461
   Carrefour                                             95,800           7,419
   Casino Guichard Perrachon                             13,699           1,648
   Christian Dior                                         6,400             711
   Cie de Saint-Gobain                                   82,948           6,789
   Cie Generale de Geophysique-Veritas*                  30,145           7,532
   Ciments Francais                                       7,040           1,176
   CNP Assurances (B)                                    15,423           1,908
   Compagnie Generale des Etablissements
      Michelin, Cl B                                     89,100           9,335
   Credit Agricole (B)                                  211,472           6,568
   Dassault Systemes                                     19,662           1,146
   Electricite de France                                 12,800           1,118
   Eramet                                                   636             515
   France Telecom                                       533,656          18,011
   Gaz de France                                         22,216           1,346
   Groupe Danone                                         51,614           4,632
   Haulotte Group                                         7,366             168
   L'Oreal                                               56,225           7,167
   Lafarge                                               38,094           6,649
   Lagardere S.C.A.                                      68,313           5,127
   Natixis                                                1,869              30
   Nexans                                                 4,400             521
   PagesJaunes Groupe                                    29,500             527
   Pernod-Ricard                                         23,500           2,426
   Peugeot*                                             113,648           8,844
   PPR                                                    2,943             438
   Publicis Groupe                                       17,797             682
   Renault                                              155,159          17,235
   Rhodia                                                33,900             794
   Sanofi-Aventis                                       262,574          19,771
   Sanofi-Aventis (Germany Line)                          2,125             159
   Schneider Electric                                    27,153           3,526
   SCOR                                                  46,789           1,121
   Sequana Capital                                          334               9
   Societe Generale                                     119,284          11,723
   Suez                                                  84,936           5,595
   Thales (B)                                            21,316           1,385
   Thomson                                               55,802             389
   Total                                                445,663          33,219
   Valeo*                                                 7,779             310
   Vallourec                                              4,859           1,184
   Veolia Environnement                                  55,726           3,899
   Vilmorin & Cie                                           900             157
   Vivendi                                              110,587           4,337
   Wendel*                                                9,448           1,190
                                                                  --------------
                                                                        260,367
                                                                  --------------

GERMANY -- 9.2%
   Allianz                                              139,331          27,703
   Altana (B)                                            22,800             483
   BASF                                                 211,196          28,549

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Bayer                                                270,896   $      21,789
   Bayerische Motoren Werke                              11,648             646
   Bilfinger Berger                                       4,880             422
   Commerzbank                                          187,942           5,897
   Continental                                           20,500           2,098
   Daimler                                              331,027          28,403
   Deutsche Bank                                        124,815          14,181
   Deutsche Beteiligungs                                 53,100           1,356
   Deutsche Boerse                                       41,927           6,778
   Deutsche Lufthansa (B)                               327,342           8,885
   Deutsche Post                                         57,176           1,753
   Deutsche Telekom                                     313,931           5,248
   E.ON                                                 220,979          41,059
   Fresenius Medical Care                               183,650           9,269
   Gildemeister (B)                                     109,900           2,776
   Hannover Rueckversicherung                            11,866             621
   HeidelbergCement                                       1,215             210
   Heidelberger Druckmaschinen                            9,200             248
   Henkel                                                56,759           2,418
   Hochtief                                              14,200           1,305
   Hypo Real Estate Holding                              75,226           1,962
   Infineon Technologies*                               435,000           3,067
   KarstadtQuelle                                        10,909             219
   KSB                                                      239             162
   Lanxess                                               15,500             625
   MAN                                                   17,843           2,379
   MTU Aero Engines Holding                               1,613              68
   Muenchener Rueckversicherungs                        112,012          21,987
   MVV Energie                                            1,364              67
   Rheinmetall                                            1,003              71
   RWE                                                  143,014          17,644
   Salzgitter                                            22,129           3,864
   SAP                                                   17,024             849
   SGL Carbon (B)*                                      102,500           6,497
   Siemens                                              107,515          11,695
   Suedzucker (B)                                        69,900           1,556
   ThyssenKrupp                                         174,377          10,014
   Volkswagen                                            30,359           8,834
   Wincor Nixdorf                                        11,374             914
                                                                  --------------
                                                                        304,571
                                                                  --------------

GREECE -- 0.3%
   Agricultural Bank of Greece                           10,310              47
   Alpha Bank                                            43,033           1,432
   Coca Cola Hellenic Bottling                           78,120           3,652
   Hellenic Telecommunications Organization              66,000           1,880
   Public Power                                          49,274           2,163
                                                                  --------------
                                                                          9,174
                                                                  --------------

HONG KONG -- 2.8%
   Allied Properties                                     78,000              16
   Bank of East Asia                                    275,600           1,379
   BOC Hong Kong Holdings                               513,000           1,235


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SEI Institutional International Trust / Semi-Annual Report / March 31, 2008    3

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cheung Kong Holdings                                 137,000   $       1,945
   China Mobile                                         923,400          13,739
   China Netcom Group                                   575,000           1,655
   China Overseas Land & Investment                     246,000             454
   CLP Holdings                                         207,000           1,704
   Emperor International Holdings                       133,000              53
   Esprit Holdings                                      138,600           1,663
   Great Eagle Holdings                                 492,400           1,335
   Guoco Group                                          155,300           1,520
   Hang Lung Group                                      116,100             548
   Hang Lung Properties                                 137,000             485
   Hang Seng Bank                                        85,200           1,542
   Henderson Land Development                            99,000             703
   HKR International                                    256,000             174
   Hong Kong & China Gas                                387,200           1,164
   Hong Kong Exchanges and Clearing                     210,600           3,615
   Hongkong & Shanghai Hotels                           836,400           1,373
   HongKong Electric Holdings                           379,700           2,398
   Hongkong Land Holdings                             1,902,500           7,857
   Hopewell Holdings                                    775,300           2,944
   Hutchison Telecommunications
      International                                     478,500             682
   Hutchison Whampoa                                     68,000             644
   Jardine Matheson Holdings                             48,000           1,516
   Jardine Strategic Holdings                            94,300           1,586
   Kowloon Development                                    3,000               6
   Li & Fung                                            308,000           1,142
   Miramar Hotel & Investment                             6,000               9
   New World China Land                                 854,800             543
   New World Development                              1,228,200           2,976
   Orient Overseas International                        938,600           5,493
   Pacific Century Premium Developments                 540,000             196
   SEA Holdings                                          38,000              25
   Shun Tak Holdings                                  3,430,700           4,540
   Singamas Container Holdings                        3,501,800             972
   Sino Land                                             68,200             147
   Sinolink Worldwide Holdings                        1,140,000             173
   Solomon Systech International                      7,507,800             434
   SRE Group                                            782,000             138
   Sun Hung Kai                                       1,650,800           1,565
   Sun Hung Kai Properties                              468,500           7,308
   Swire Pacific, Cl A                                  153,500           1,732
   Tian An China Investment                           2,223,700           1,952
   Transport International Holdings                      10,400              51
   Truly International Holdings                          16,000              19
   Wharf Holdings                                     1,655,700           7,797
   Wheelock                                             198,200             555
   Wing Hang Bank                                        13,500             205
   Wing On International                                 22,000              37
                                                                  --------------
                                                                         91,944
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
INDIA -- 0.2%
   Reliance Industries GDR (F)                           55,770   $       6,333
                                                                  --------------

IRELAND -- 0.3%
   Allied Irish Banks                                    59,500           1,273
   Anglo Irish Bank                                      73,498             990
   CRH                                                  160,010           6,105
   Dragon Oil                                            34,191             304
   Irish Life & Permanent                                79,500           1,560
   Total Produce                                         67,294              65
                                                                  --------------
                                                                         10,297
                                                                  --------------

ISRAEL -- 0.4%
   Teva Pharmaceutical Industries
      Sponsored ADR                                     247,470          11,431
                                                                  --------------

ITALY -- 2.1%
   A2A                                                  617,852           2,279
   Banco Popolare Scarl                                  18,559             309
   Buzzi Unicem                                          82,580           2,062
   Danieli                                               40,500           1,467
   Edison                                                 2,424               6
   Enel                                                 652,077           6,943
   ENI                                                  783,046          26,801
   Fiat                                                 319,708           7,422
   Fondiaria-Sai                                         13,500             561
   IFIL - Investments                                   116,582             944
   Intesa Sanpaolo                                      519,991           3,679
   Iride                                                 32,921             105
   Italcementi                                          117,192           2,301
   MARR                                                  56,200             635
   Saipem                                                67,500           2,742
   Telecom Italia                                     1,866,541           3,919
   Telecom Italia RNC                                 1,400,598           2,328
   UniCredito Italiano                                  598,421           4,020
                                                                  --------------
                                                                         68,523
                                                                  --------------

JAPAN -- 15.9%
   77 Bank                                               46,000             258
   Acom                                                   7,290             194
   Aeon                                                 429,500           5,126
   Aichi                                                  6,500              48
   Aichi Bank                                             1,200              88
   Aida Engineering                                       6,000              38
   Aioi Insurance                                        90,000             498
   Aisin Seiki                                          137,300           5,131
   Ajinomoto                                             75,000             761
   Akita Bank                                            18,000              82
   Alps Electric                                         11,400             112
   Amada                                                168,400           1,276
   AOC Holdings                                         106,800             967


--------------------------------------------------------------------------------
4    SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Aoyama Trading                                        59,700   $       1,290
   Aozora Bank                                           38,000             113
   Asahi Breweries                                       53,600           1,107
   Asahi Glass                                           87,000             961
   Asahi Kasei                                          118,000             616
   Astellas Pharma                                       50,900           1,974
   Atsugi                                             1,400,700           1,646
   Autobacs Seven (B)                                    50,700           1,388
   Bank of Ikeda                                          2,300              62
   Bank of Kyoto                                        204,100           2,485
   Bank of Nagoya                                        27,000             165
   Bank of Okinawa                                        1,900              69
   Bank of the Ryukyus (B)                              106,200             947
   Belluna                                                5,200              44
   Benesse                                                6,400             302
   Bosch                                                 41,000             167
   Bridgestone                                           76,000           1,296
   Canon                                                105,048           4,844
   Cawachi                                                3,000              78
   Central Glass                                         17,000              66
   Central Japan Railway                                    247           2,556
   Chiba Kogyo Bank*                                      4,300              59
   Chudenko                                               1,800              28
   Circle K Sunkus                                       14,200             242
   Citizen Holdings (B)                                 139,000           1,177
   CKD                                                    5,700              38
   CMK                                                   71,800             726
   Coca-Cola West Holdings                               39,800             960
   COMSYS Holdings                                       17,000             148
   Corona                                                 1,200              13
   Cosmo Oil (B)                                        873,400           2,747
   Credit Saison                                         67,200           1,877
   Dai Nippon Printing                                   22,000             351
   Daihen                                                12,000              43
   Dainippon Ink and Chemicals                          268,000             835
   Dainippon Screen Manufacturing                        25,000             105
   Dainippon Sumitomo Pharma                             19,000             174
   Daishi Bank                                           46,000             178
   Daiwa House Industry                                 148,000           1,468
   Denki Kagaku Kogyo                                   103,000             325
   Denso                                                 17,900             579
   Dowa Mining                                            4,000              24
   East Japan Railway                                       193           1,607
   Eighteenth Bank                                       19,000              70
   Eizo Nanao                                               800              15
   Elpida Memory*                                        65,500           2,185
   FamilyMart                                            11,700             420
   Fanuc                                                 39,000           3,714
   Fast Retailing                                        20,900           1,846
   FCC                                                      900              11
   Fuji Electric Holdings                                96,000             391
   Fuji Heavy Industries (B)                             91,000             381
   Fuji Machine Manufacturing                             2,400              50

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   FUJIFILM Holdings                                    100,600   $       3,568
   Fujitsu                                              600,000           3,930
   Fukuda Denshi                                            300               7
   Fukuoka Financial Group                               83,000             433
   Fukuyama Transporting (B)                            218,000             802
   Futaba                                                   800              14
   Futaba Industrial                                      3,600              81
   Gunma Bank (B)                                       471,500           3,377
   Gunze                                                263,700           1,113
   Hachijuni Bank                                        47,000             299
   Hankyu Hanshin Holdings                              172,000             745
   Heiwa                                                 17,000             162
   HI-LEX                                                 1,600              22
   Higashi-Nippon Bank                                   19,000              65
   Higo Bank                                             21,000             121
   Hitachi                                            1,018,000           6,044
   Hitachi Cable                                         54,000             201
   Hitachi Chemical                                       4,200              79
   Hitachi Construction Machinery                        20,500             514
   Hitachi Koki                                          10,200             130
   Hitachi Maxell                                        11,100             115
   Hitachi Metals                                        48,000             708
   Hokkaido Electric Power                               23,300             542
   Hokuetsu Bank                                         18,000              42
   Honda Motor                                          316,100           9,035
   HOYA                                                 120,900           2,842
   Hyakugo Bank                                          29,000             172
   Hyakujushi Bank                                       27,000             143
   Idemitsu Kosan                                        15,200           1,177
   Inpex Holdings                                           386           4,305
   Isetan                                                11,100             129
   Isuzu Motors                                         546,000           2,732
   ITOCHU                                               714,000           7,059
   Japan Aviation Electronics Industry                    6,000              44
   Japan Petroleum Exploration                            7,600             504
   Japan Steel Works                                    680,450          11,615
   Japan Tobacco                                          2,034          10,197
   JFE Holdings                                         182,400           8,100
   JGC                                                   72,000           1,101
   Joshin Denki (B)                                      86,500             894
   JS Group                                              24,300             365
   Kagawa Bank                                            8,000              50
   Kagoshima Bank                                         3,000              22
   Kamigumi*                                             23,000             182
   Kaneka                                                39,000             244
   Kansai Electric Power                                167,300           4,168
   Kansai Paint                                          24,000             156
   Kanto Tsukuba Bank                                    94,400             511
   Kawasaki Heavy Industries (B)                        175,000             390
   Kawasaki Kisen Kaisha (B)                            190,000           1,850
   KDDI                                                      28             171
   Keisei Electric Railway                               40,000             215
   Keyence                                               13,200           3,040


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008    5

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Kirin Holdings                                        80,000   $       1,515
   KK DaVinci Advisors*                                     804             616
   Kobe Steel                                           437,000           1,247
   Komatsu                                               36,100           1,003
   Komori                                                44,300             921
   Kubota                                                65,000             404
   Kuraray                                               56,000             668
   Kyoei Steel                                            3,000              81
   Kyorin                                                 9,000             117
   Kyowa Hakko Kogyo                                     39,000             373
   Kyushu Electric Power                                172,900           4,230
   Leopalace21                                           29,300             474
   Mabuchi Motor                                          3,300             159
   Maeda                                                  2,000               6
   Makita                                                26,200             824
   Marubeni                                             385,000           2,808
   Matsushita Electric Industrial                       498,700          10,822
   Mazda Motor                                          149,000             528
   Millea Holdings                                      152,400           5,635
   Minato Bank                                            4,000               8
   Minebea                                               18,000             105
   Mitsubishi                                           713,500          21,577
   Mitsubishi Chemical Holdings                         375,500           2,486
   Mitsubishi Electric                                  212,000           1,836
   Mitsubishi Gas Chemical                              285,000           2,030
   Mitsubishi Heavy Industries                          340,000           1,455
   Mitsubishi Materials                                 371,400           1,616
   Mitsubishi Paper Mills                               874,200           1,871
   Mitsubishi Rayon                                      69,000             221
   Mitsubishi Tanabe Pharma                              42,000             490
   Mitsubishi UFJ Financial Group (I)                 1,941,920          16,779
   Mitsui                                               622,000          12,623
   Mitsui Chemicals                                     719,000           4,768
   Mitsui Mining & Smelting                              68,000             213
   Mitsui OSK Lines                                     728,000           8,813
   Mitsui Sumitomo Insurance                            183,700           1,859
   Mitsui Trust Holdings                                223,000           1,351
   Miyazaki Bank                                         13,000              54
   Mizuho Financial Group (B)                               901           3,304
   Mori Seiki X                                           8,200             147
   Murata Manufacturing                                  42,500           2,114
   N E Chemcat                                            1,000              18
   Nafco                                                  4,200              59
   Namco Bandai Holdings                                155,700           2,112
   Nanto Bank                                            17,000              80
   NEC                                                  264,000           1,008
   NGK Spark Plug                                        11,000             143
   NHK Spring                                            24,000             170
   Nichicon (B)                                          87,500             687
   Nidec (B)                                             12,400             764
   Nikon (B)                                             75,000           2,001
   Nintendo (B)                                          53,575          27,666
   Nippo                                                210,200           1,191

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Nippon Beet Sugar Manufacturing                      403,000   $         883
   Nippon Electric Glass                                 75,500           1,169
   Nippon Konpo Unyu Soko                               163,200           2,241
   Nippon Light Metal (B)                                57,000              86
   Nippon Metal Industry                                 16,000              51
   Nippon Mining Holdings                               138,500             735
   Nippon Oil                                           387,000           2,418
   Nippon Sheet Glass                                   199,000             882
   Nippon Shokubai                                       82,000             545
   Nippon Soda*                                          14,000              45
   Nippon Steel                                       1,493,500           7,577
   Nippon Telegraph & Telephone                           2,865          12,377
   Nippon Thompson                                        7,000              43
   Nippon Yusen                                         364,000           3,423
   Nishi-Nippon City Bank                                75,000             197
   Nishimatsu Construction Ltd                           24,000              52
   Nissan Motor                                         978,300           8,099
   Nissay Dowa General Insurance                         34,000             175
   Nisshin Oillio Group                                  22,000              86
   Nisshin Steel                                        286,000             991
   Nisshinbo Industries (B)                             164,500           1,530
   Nitto Kogyo                                            4,100              51
   NOK                                                    6,500             133
   Nomura Holdings                                      310,500           4,648
   NSK                                                   23,000             174
   NTT Data                                                  58             254
   NTT DoCoMo                                             2,089           3,169
   Oiles                                                    900              19
   Oki Electric Industry                                878,000           1,694
   Okinawa Cellular Telephone                                10              19
   Okinawa Electric Power                                   200               8
   Omron                                                 58,200           1,196
   ORIX                                                  70,200           9,592
   Osaka Gas                                            429,000           1,715
   Pacific Metals                                        17,000             165
   Plenus                                                 4,200              54
   Ricoh                                                116,000           1,909
   Riso Kagaku                                            1,400              17
   Rohm                                                  14,700             911
   Roland                                                 2,200              43
   Saizeriya                                              4,500              43
   Sakai Chemical Industry                                6,000              21
   San-In Godo Bank                                      18,000             144
   Sankyo                                                 7,100             422
   Sanwa Holdings                                       133,000             579
   Sapporo Hokuyo Holdings                                   47             328
   Seiko Epson                                           23,600             637
   Seino Holdings (B)                                    56,000             365
   Sekisui House                                         61,000             565
   Senshukai                                              3,900              32
   SFCG                                                  10,730           1,147
   Sharp (B)                                            311,000           5,293
   Shiga Bank                                             2,000              14


--------------------------------------------------------------------------------
6    SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Shin-Etsu Chemical                                    18,600   $         962
   Shin-Etsu Polymer                                      1,400               8
   Shinsei Bank                                          68,000             225
   Showa                                                  7,600              68
   Showa Denko                                          115,000             388
   Showa Shell Sekiyu                                   150,000           1,519
   Sintokogio                                             4,200              35
   Sky Perfect Jsat                                          34              14
   SMC (B)                                               28,200           2,978
   Softbank (B)                                         616,800          11,198
   Sojitz                                               168,700             559
   Sompo Japan Insurance                                 83,000             734
   Sony                                                  43,900           1,751
   Sony Financial Holdings                                  230             931
   Sumitomo                                             415,200           5,477
   Sumitomo Chemical                                    738,200           4,732
   Sumitomo Electric Industries                         121,180           1,536
   Sumitomo Heavy Industries                             45,000             291
   Sumitomo Metal Industries                            279,000           1,060
   Sumitomo Metal Mining (B)                            128,000           2,385
   Sumitomo Mitsui Financial Group                        2,658          17,518
   Sumitomo Rubber Industries                            28,000             215
   Suzuken                                               19,300             795
   Suzuki Motor (B)                                     125,500           3,171
   T&D Holdings                                          22,400           1,175
   Taisho Pharmaceutical                                 62,000           1,231
   Takata                                                 6,500             144
   Takeda Pharmaceutical                                 52,000           2,607
   Takefuji                                              52,230           1,107
   Takeuchi Manufacturing                                 1,400              29
   Teijin                                               111,000             468
   Terumo                                                 6,800             355
   Toagosei                                             391,200           1,607
   Tochigi Bank                                           8,000              49
   Toda (B)                                             219,000             902
   Tokai Rika                                            43,400           1,136
   Tokuyama                                              32,000             232
   Tokyo Electric Power                                 235,900           6,316
   Tokyo Electron                                        20,500           1,248
   Tokyo Gas                                            227,000             919
   Tokyo Style                                            1,000              10
   Tokyu Land                                            26,000             163
   Toppan Printing                                      182,000           2,114
   Topre                                                  4,600              41
   Topy Industries                                       27,000              76
   Toshiba                                            1,437,000           9,615
   Toshiba TEC                                           15,000              91
   Tosoh                                                135,000             465
   Toyo Seikan Kaisha                                   124,800           2,374
   Toyoda Gosei                                          29,100           1,096
   Toyota Boshoku                                        10,100             303
   Toyota Industries                                     49,900           1,775
   Toyota Motor                                         345,400          17,247

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Toyota Tsusho                                         29,000   $         616
   Trend Micro                                           91,500           3,594
   TV Asahi                                                  11              16
   Unicharm                                              24,300           1,780
   UNY                                                   95,000             911
   West Japan Railway                                       160             704
   Yachiyo Bank                                              15              63
   Yahoo! Japan                                           8,432           4,388
   Yakult Honsha                                         17,800             553
   Yamada Denki (B)                                      25,370           2,192
   Yamaguchi Financial Group                              6,000              68
   Yamaha                                                10,400             199
   Yamaha Motor                                          38,800             715
   Yamanashi Chuo Bank                                   17,000             103
   Yamato Holdings                                      229,800           3,371
   Yamato Kogyo                                          22,000             889
   Yodogawa Steel Works                                  10,000              49
   Yokogawa Bridge Holdings                             139,700             591
   Yokogawa Electric                                     28,900             290
   Yokohama Rubber (B)                                  218,600           1,048
   Zeon                                                  26,000             117
                                                                  --------------
                                                                        522,787
                                                                  --------------

JERSEY -- 0.0%
   Meinl European Land*                                   2,504              29
                                                                  --------------
LUXEMBOURG -- 1.0%
   ArcelorMittal (B)                                    386,820          31,804
   Oriflame Cosmetics SDR                                 9,083             604
   SES Global FDR (Paris Exchange)                       74,390           1,592
                                                                  --------------
                                                                         34,000
                                                                  --------------

MEXICO -- 0.5%
   America Movil ADR, Ser L                             246,000          15,668
   Cemex ADR*                                            33,400             872
   Telefonos de Mexico ADR, Ser L                        14,600             549
   Wal-Mart de Mexico, Ser V                            108,600             457
                                                                  --------------
                                                                         17,546
                                                                  --------------

NETHERLANDS -- 4.6%
   Aegon                                                164,353           2,427
   Akzo Nobel                                           163,712          13,183
   Boskalis Westminster                                  11,507             665
   Corporate Express                                    148,500           1,734
   CSM*                                                   1,593              55
   European Aeronautic Defense and
      Space (B)*                                         86,958           2,068
   Heineken                                              40,631           2,369
   Heineken Holding                                      22,062           1,113
   ING Groep                                            716,400          26,926
   Koninklijke Ahold                                    367,411           5,473
   Koninklijke BAM Groep                                 22,933             543


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008    7

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Koninklijke DSM                                       98,392   $       4,763
   Koninklijke Philips Electronics                       41,071           1,577
   Nutreco Holding                                        6,000             463
   Royal Dutch Shell, Cl A                              552,295          19,131
   Royal Dutch Shell, Cl A (GBP)                        369,283          12,749
   Royal Dutch Shell, Cl B                              788,842          26,591
   Royal KPN                                            202,132           3,427
   Smit Internationale                                   15,600           1,594
   SNS Reaal                                             18,850             384
   TNT                                                    5,600             209
   TomTom*                                               11,705             486
   Unilever                                             576,213          19,420
   Vedior                                               171,600           5,003
                                                                  --------------
                                                                        152,353
                                                                  --------------

NEW ZEALAND -- 0.1%
   Air New Zealand                                    1,047,300           1,062
   Fletcher Building                                    209,300           1,381
   Infratil                                             344,700             577
   Telecom of New Zealand                               169,552             498
   Warehouse Group                                       12,100              56
                                                                  --------------
                                                                          3,574
                                                                  --------------

NORWAY -- 1.1%
   Aker Kvaerner ASA                                     31,875             728
   DnB                                                  499,564           7,599
   Fred Olsen Energy ASA                                    383              22
   Norsk Hydro                                          567,200           8,282
   Orkla                                                183,500           2,329
   Petroleum Geo-Services                                50,446           1,251
   StatoilHydro                                         346,500          10,405
   Telenor                                              162,800           3,123
   Yara International                                    25,807           1,495
                                                                  --------------
                                                                         35,234
                                                                  --------------

PAPUA NEW GUINEA -- 0.0%
   Oil Search                                            17,800              79
                                                                  --------------

POLAND -- 0.0%
   Polski Koncern Naftowy Orlen                          59,300           1,057
                                                                  --------------

PORTUGAL -- 0.3%
   Banco Espirito Santo                                  19,616             342
   Energias de Portugal                                 402,600           2,450
   Jeronimo Martins                                     481,200           3,881
   Portugal Telecom                                     128,570           1,499
   Sonae*                                               347,035             641
   Sonae Industria*                                      28,740             200
                                                                  --------------
                                                                          9,013
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
RUSSIA -- 0.4%
   Gazprom OAO ADR                                      215,560   $      10,994
   LUKOIL Sponsored ADR                                  14,250           1,218
   Uralkali GDR*                                         16,500             676
                                                                  --------------
                                                                         12,888
                                                                  --------------

SINGAPORE -- 0.9%
   Allgreen Properties                                   37,000              33
   DBS Group Holdings                                   124,000           1,620
   Fraser and Neave                                      13,000              46
   Ho Bee Investment                                    197,000             133
   Hong Leong Finance                                   326,100             906
   Hotel Plaza                                           12,000              16
   Jardine Cycle & Carriage                             159,349           2,259
   K1 Ventures                                          162,000              23
   Keppel                                               146,000           1,049
   Kim Eng Holdings                                     853,500           1,263
   Mapletree Logistics Trust+                         1,573,700           1,136
   Metro Holdings                                       104,000              53
   NatSteel                                              36,000              40
   Neptune Orient Lines                                 177,000             417
   SembCorp Industries                                   47,000             139
   Singapore Airlines                                   177,140           2,005
   Singapore Land                                         8,000              39
   Singapore Petroleum                                1,231,400           6,040
   Singapore Press Holdings                             116,000             387
   Singapore Technologies Engineering                   284,000             697
   Singapore Telecommunications                       2,072,750           5,881
   SP Chemicals                                         202,500              75
   Straits Trading*                                       2,000              10
   United Industrial                                     10,000              20
   United Overseas Bank                                  62,000             861
   UOB-Kay Hian Holdings                                140,000             199
   Venture                                                2,000              15
   Wheelock Properties S                              1,211,400           1,740
   Wilmar International                                 834,000           2,530
   Yanlord Land Group                                   223,000             345
                                                                  --------------
                                                                         29,977
                                                                  --------------

SOUTH AFRICA -- 0.4%
   Sanlam                                               745,380           1,752
   Sasol                                                201,867           9,652
   Standard Bank Group                                   72,623             788
                                                                  --------------
                                                                         12,192
                                                                  --------------

SOUTH KOREA -- 0.5%
   Daelim Industrial                                     35,280           4,507
   Honam Petrochemical                                   23,600           1,923
   Hynix Semiconductor*                                  32,400             911
   Hyundai Mobis                                         16,270           1,268
   Industrial Bank of Korea                              49,730             733


--------------------------------------------------------------------------------
8    SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Kookmin Bank                                          18,900   $       1,057
   POSCO                                                  2,700           1,298
   Samsung Electronics                                    3,157           1,986
   Samsung Electronics GDR                                9,218           2,878
                                                                  --------------
                                                                         16,561
                                                                  --------------

SPAIN -- 3.0%
   Acciona                                                1,051             283
   Acerinox                                               8,421             234
   ACS Actividades Construccion y
      Servicios                                          27,850           1,592
   Banco Bilbao Vizcaya Argentaria                      464,903          10,276
   Banco Santander                                    1,182,322          23,643
   Cementos Portland Valderrivas                          4,280             417
   Fomento de Construcciones y Contratas                 12,000             793
   Gas Natural SDG                                      173,550          10,775
   Gestevision Telecinco (B)                             37,018             756
   Iberdrola                                            578,956           9,009
   Iberdrola Renovables*                                173,911           1,215
   Iberia Lineas Aereas de Espana                        94,643             414
   Inditex (B)                                           28,630           1,596
   Mapfre (B)                                           205,577           1,036
   Obrascon Huarte Lain                                  12,080             450
   Repsol                                               513,281          17,779
   Sol Melia                                             34,000             480
   Telefonica (B)                                       570,054          16,440
   Union Fenosa                                          30,734           2,073
                                                                  --------------
                                                                         99,261
                                                                  --------------

SWEDEN -- 1.4%
   Alfa Laval                                             9,911             603
   Assa Abloy, Cl B                                      96,500           1,753
   Atlas Copco, Cl A                                     60,600           1,037
   Boliden                                               62,031             662
   Electrolux, Ser B (B)                                137,200           2,256
   Hennes & Mauritz, Cl B                                 8,000             492
   Hexagon                                               16,780             342
   Investor, Cl B                                        71,000           1,601
   NCC                                                    3,610             105
   Skandinaviska Enskilda Banken, Cl A                   96,046           2,519
   SKF, Cl B                                             18,457             372
   Ssab Svenskt Stal, Cl B                               23,237             598
   Ssab Svenskt Stal, Ser A (B)                          22,251             627
   Svenska Cellulosa                                      8,821             162
   Svenska Cellulosa, Cl B                              235,840           4,305
   Svenska Handelsbanken, Cl A                           29,388             857
   Swedbank, Cl A                                        62,857           1,765
   Swedish Match                                        305,035           6,661
   Tele2, Cl B                                          224,330           4,246
   Telefonaktiebolaget LM Ericsson ADR                    3,600              71
   Telefonaktiebolaget LM Ericsson, Cl B                831,000           1,634
   TeliaSonera (B)                                      282,400           2,272

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Trelleborg, Cl B                                      41,026   $         820
   Volvo, Cl B                                          381,400           5,789
   Vostok Gas*                                           61,900           4,494
   Wihlborgs Fastigheter                                 12,528             287
                                                                  --------------
                                                                         46,330
                                                                  --------------

SWITZERLAND -- 6.8%
   ABB                                                  568,632          15,328
   Adecco                                                30,300           1,757
   Baloise Holding                                        7,782             777
   BKW FMB Energie                                          610              78
   Bobst Group                                            1,843             143
   Bucher Industries                                      2,362             642
   Ciba Specialty Chemicals (B)                          22,381             820
   Clariant*                                             42,000             360
   Compagnie Financiere Richemont, Cl A                 208,584          11,747
   Credit Suisse Group (B)                              319,437          16,326
   Elektrizitaets-Gesellschaft Laufenburg                    39              51
   Forbo Holding (B)                                        102              54
   Givaudan (B)                                             855             849
   Helvetia Holding                                         957             362
   Holcim                                                89,341           9,421
   Inficon Holding                                        9,400           1,502
   Kuoni Reisen Holding                                     253             141
   Lindt & Spruengli                                        116             387
   Lonza Group (B)                                        3,210             427
   Nestle                                                87,918          44,112
   Nobel Biocare Holding (B)                              6,863           1,603
   Novartis                                             331,450          17,058
   Rieter Holding                                         1,156             444
   Roche Holding                                        128,777          24,335
   Schweizerische
      National-Versicherungs-Gesellschaft                   246             203
   STMicroelectronics                                    62,038             661
   STMicroelectronics (Foreign)                          41,653             445
   Swatch Group                                          23,823           1,228
   Swiss Life Holding                                     9,394           2,622
   Swiss Reinsurance                                    225,631          19,790
   Swisscom                                               8,178           2,813
   Syngenta                                              50,924          14,983
   UBS                                                  159,510           4,654
   Xstrata                                              190,939          13,385
   Zurich Financial Services (B)                         41,357          13,078
                                                                  --------------
                                                                        222,586
                                                                  --------------

TAIWAN -- 0.3%
   Asustek Computer                                     114,000             334
   AU Optronics                                             714               1
   Compal Electronics                                 1,290,783           1,238
   High Tech Computer GDR*                               24,050           2,163
   Siliconware Precision Industries                     342,628             575


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008    9

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Taiwan Semiconductor Manufacturing*                1,028,200   $       2,136
   Taiwan Semiconductor Manufacturing
      ADR*                                              328,313           3,372
   United Microelectronics (I)                        1,627,186           1,002
                                                                  --------------
                                                                         10,821
                                                                  --------------
THAILAND -- 0.1%
   PTT (Foreign)                                        199,200           1,999
   Total Access Communication                            16,000              20
                                                                  --------------
                                                                          2,019
                                                                  --------------
UNITED KINGDOM -- 14.0%
   3i Group                                              99,494           1,641
   Alliance & Leicester                                 207,534           2,139
   Amec                                                 685,200           9,853
   Anglo American                                       255,668          15,387
   Antofagasta                                           76,638           1,068
   ARM Holdings                                         132,800             232
   Associated British Foods                             251,900           4,381
   AstraZeneca                                          220,345           8,251
   Atkins WS                                              5,158             108
   Autonomy*                                            302,680           5,526
   Aviva                                                912,828          11,203
   BAE Systems                                        3,294,184          31,771
   Balfour Beatty                                        34,352             322
   Barclays                                           1,335,220          12,022
   Barratt Developments                                 123,767           1,017
   BG Group*                                            189,413           4,393
   BHP Billiton                                         755,466          22,447
   BP                                                 2,681,916          27,291
   British Airways*                                      62,598             291
   British American Tobacco                             396,605          14,906
   British Energy Group                                 408,424           5,297
   British Land+                                        198,218           3,615
   BT Group                                             443,036           1,913
   Cairn Energy*                                         15,400             867
   Centrica                                           1,110,528           6,583
   Charter                                               64,232           1,085
   Chaucer Holdings                                     583,000           1,162
   Cookson Group                                         48,673             642
   Daily Mail & General Trust                            46,144             396
   Dana Petroleum*                                        6,586             165
   Diageo                                               555,865          11,225
   Enterprise Inns                                       63,596             507
   Firstgroup                                             8,261              93
   Friends Provident                                    164,297             404
   GlaxoSmithKline                                      876,883          18,578
   Hays                                                 187,816             426
   HBOS                                               1,071,302          11,924
   Hiscox                                                13,478              64
   Home Retail Group                                    517,684           2,688
   HSBC Holdings                                      1,277,445          21,073

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   IMI                                                   76,000   $         687
   Imperial Tobacco Group                               162,544           7,489
   Investec                                              43,903             295
   ITV                                                  791,460             996
   Kazakhmys                                             62,160           1,973
   Legal & General Group                                846,960           2,128
   Lloyds TSB Group                                     225,038           2,017
   LogicaCMG                                            163,053             343
   London Stock Exchange Group                          206,860           4,967
   Man Group                                             56,901             627
   Marks & Spencer Group                                 97,400             750
   Mitchells & Butlers (B)                              246,790           1,682
   Mondi                                                122,704           1,019
   National Grid                                        553,440           7,606
   Next                                                  48,462           1,097
   Old Mutual                                         1,640,932           3,604
   Premier Foods                                        366,400             817
   Prudential                                           290,740           3,846
   Punch Taverns                                        266,800           2,858
   QinetiQ                                               55,007             211
   Reckitt Benckiser Group                               59,762           3,315
   Reuters Group                                        101,100           1,165
   Rio Tinto                                            211,825          22,031
   Royal & Sun Alliance Insurance Group               1,463,268           3,743
   Royal Bank of Scotland Group                       2,812,860          18,854
   SABMiller                                            384,500           8,437
   Scottish & Southern Energy                            95,542           2,666
   Severn Trent                                          47,100           1,328
   Smith & Nephew                                       851,650          11,282
   St. Ives Group                                       121,100             585
   Stagecoach Group                                     156,650             753
   Standard Chartered                                   111,622           3,820
   Standard Life                                         18,628              91
   Stolt-Nielsen                                          4,700              98
   Tate & Lyle                                           10,881             117
   Taylor Wimpey                                      1,077,022           4,014
   Tesco                                                879,663           6,626
   Thomas Cook Group                                    102,295             590
   Trinity Mirror                                       263,400           1,544
   TUI Travel                                            84,265             432
   Unilever                                              75,348           2,544
   United Utilities                                     234,036           3,212
   Vedanta Resources                                     14,700             612
   Vodafone Group                                    18,279,068          54,822
   Yell Group                                           347,356           1,063
                                                                  --------------
                                                                        461,712
                                                                  --------------
UNITED STATES -- 0.1%
   Lenovo Group                                       6,068,000           3,898
                                                                  --------------
Total Common Stock
   (Cost $2,603,305) ($ Thousands)                                    2,858,702
                                                                  --------------


--------------------------------------------------------------------------------
10   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 13.4%

UNITED STATES -- 13.4%
   Adjustable Rate Mortgage Trust,
      Ser 2005-5, Cl 1A1 (D)
         5.108%, 04/01/08                                 1,399   $       1,311
   American Home Mortgage
      Investment Trust, Ser 2004-3,
      Cl 3A (D)
         6.595%, 04/01/08                                 1,487           1,424
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 4A1 (D)
         4.992%, 04/01/08                                   403             291
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 6A (D)
         5.294%, 04/25/08                                12,763           9,903
   American Home Mortgage
      Investment Trust, Ser 2005-4,
      Cl 5A (D)
         5.350%, 04/25/08                                 8,864           7,528
   American Home Mortgage
      Investment Trust, Ser 2006-1,
      Cl 2A3 (D)
         5.100%, 04/25/08                                 4,469           3,756
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A1 (D)
         5.611%, 05/10/45                                 2,191           2,212
   Banc of America Funding,
      Ser 2006-A, Cl 2A2 (D)
         5.622%, 04/01/08                                   446             425
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2004-7, Cl 1A1 (D)
         6.447%, 04/01/08                                   684             631
   Bear Stearns Alt-A Trust,
      Ser 2004-12, Cl 2A2 (D)
         6.957%, 04/01/08                                 1,774           1,637
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1 (D)
         6.742%, 04/01/08                                 1,083             997
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3 (D)
         3.748%, 04/27/08                                   800             296
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3 (D) (J)
         4.598%, 04/27/08                                 1,221             183
   Countrywide Alternative Loan Trust,
      Ser 2006-0A11, Cl M3 (D)
         3.028%, 04/30/08                                 1,700             644
   Countrywide Home Loans,
      Ser 2004-22, Cl A1 (D)
         5.093%, 04/01/08                                 1,735           1,639

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
      Ser 2006-HYB2, Cl 1A1 (D)
         4.994%, 04/20/08                                 4,807   $       4,205
   Countrywide Home Loans,
      Ser 2007-HYB1, Cl 1A1 (D)
         5.563%, 04/01/08                                 2,045           1,930
   DLSA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M4 (D)
         3.298%, 04/19/08                                   760             504
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1 (D)
         3.158%, 04/19/08                                   937             865
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M5 (D)
         3.368%, 04/19/08                                   490             245
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M7 (D)
         4.308%, 04/19/08                                   490             157
   Deutsche Alternatives Securities
      Mortgage Loan Trust,
      Ser 2006-AB3, Cl A1 (D)
         6.250%, 06/30/36                                 2,706           2,739
   FHLMC
         6.000%, 07/01/21 to 10/01/21                        58              60
   FHLMC 15 Year TBA
         6.000%, 04/01/16 to 07/01/21                    29,010          29,836
   FHLMC ARM
         5.804%, 01/01/37                                20,955          21,309
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO (E)
         5.000%, 08/01/35                                24,486           5,320
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO (E)
         5.000%, 09/15/35                                 4,492             926
   FHLMC CMO STRIPS, Ser 233,
      Cl 4, IO (E)
         4.500%, 09/15/35                                 1,516             369
   FHLMC CMO STRIPS, Ser 245,
      Cl IO, IO
         5.000%, 05/15/37                                 2,861             640
   FNMA
         6.500%, 04/30/37                                31,000          32,104
         4.343%, 04/01/08 (E)                             2,700           2,671
   FNMA 15 Year TBA
         6.000%, 04/30/20                               150,000         156,399
         5.500%, 04/30/22                                 9,000           9,186
         5.000%, 04/30/20                                56,000          56,525
   FNMA 30 Year TBA
         6.000%, 04/30/37                                 1,000           1,024
   FNMA CMO STRIPS, Ser 10,
      Cl FD (E)
         2.948%, 04/25/08                                 4,160           4,157


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   11

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO STRIPS, Ser 359,
      Cl 6, IO (E)
         5.000%, 11/01/35                                 2,144   $         446
   FNMA CMO STRIPS, Ser 360,
      Cl 2, IO (E)
         5.000%, 08/01/35                                24,077           5,231
   FNMA CMO STRIPS, Ser 365,
      Cl 2, IO (E)
         5.000%, 03/01/36                                 1,656             373
   First Horizon Alternative Mortgage Trust,
      Ser 2005-AA3, Cl 3A1 (D)
         5.348%, 04/01/08                                   909             919
   First Horizon Alternative Mortgage
      Trust, Ser 2006-AA6, Cl 2A1 (D)
         5.633%, 04/01/08                                10,727           8,135
   First Horizon Mortgage Pass-Through
      Trust, Ser 2006-AR3, Cl 1A1 (D)
         5.672%, 04/01/08                                 2,687           2,564
   GNMA ARM
         6.500%, 04/30/08                                 1,215           1,241
         6.375%, 04/01/08                                 1,183           1,210
         5.500%, 06/20/34                                   748             760
         5.250%, 01/20/30                                   342             349
         5.000%, 02/20/33                                   637             649
         4.500%, 07/20/34                                   807             815
         4.000%, 07/20/35                                   647             650
         3.750%, 02/20/34                                 5,860           5,870
   GNMA ARM (H)
         6.375%, 06/20/33                                   154             157
         6.000%, 02/20/35                                   146             149
         5.625%, 08/20/34                                   743             746
         5.500%, 03/20/36                                   689             698
         5.000%, 04/20/35 to 02/20/36                     4,070           4,084
         4.375%, 06/20/33                                 1,029           1,048
   GS Mortgage Securities,
      Ser 2007-GG10, Cl A4 (D)
         5.799%, 04/01/08                                   500             499
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR1, Cl M3 (D)
         3.705%, 04/27/08                                 1,246             311
   Indymac Mortgage Loan Trust,
      Ser 2004-AR11, Cl 4A1 (D)
         5.782%, 04/01/08                                 5,049           3,741
   Indymac Mortgage Loan Trust,
      Ser 2004-AR6, Cl 1A (D)
         7.407%, 04/01/08                                   172             174
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB17, Cl A4
         5.429%, 12/12/43                                   700             686
   Lehman Mortgage Trust, Ser 2006-4,
      Cl 4A1
         6.000%, 08/25/21                                 8,788           8,167

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors Trust,
      Ser 2003-HE1, Cl M2 (D)
         4.249%, 04/25/08                                   156   $          99
   Merrill Lynch Mortgage Investors Trust,
      Ser 2005-A4, Cl 1A (D)
         5.765%, 04/01/08                                   403             395
   MLCC Mortgage Investors, Ser 2006-1,
      Cl 1A1 (D)
         5.299%, 04/01/08                                 5,158           4,987
   Master Adjustable Rate Mortgages,
      Ser 2005-2, Cl 3A1 (D)
         6.220%, 04/01/08                                 1,959           1,834
   Nomura Asset Acceptance, Ser 2004-R1,
      Cl A1 (F)
         6.500%, 03/25/34                                 1,365           1,386
   Nomura Asset Acceptance, Ser 2004-R2,
      Cl A1 (D) (F)
         6.500%, 10/25/34                                 1,475           1,527
   Residential Accredit Loans, Ser 2005-Q05,
      Cl M3 (D)
         3.398%, 04/25/08                                 1,292             607
   Residential Accredit Loans, Ser 2005-QA3,
      Cl NB2 (D)
         5.238%, 04/25/08                                 4,617           4,671
   Residential Accredit Loans, Ser 2006-Q01,
      Cl 2A3 (D)
         2.998%, 04/27/08                                   527             260
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1 (D)
         5.246%, 04/25/08                                 4,079           4,119
   Structured Adjustable Rate Mortgage
      Loan, Ser 2005-16 XS, Cl M2 (D)
         3.498%, 04/25/08                                   775             257
   Washington Mutual Mortgage Pass-Through
      Certificates, Ser 2007-HY2, Cl 1A1 (D)
         5.776%, 04/25/37                                   894             640
   Washington Mutual Mortgage Pass-Through
      Certificates, Ser 2007-HY4, Cl 1A1 (D)
         5.550%, 04/01/08                                 6,981           6,584
   Washington Mutual Mortgage Pass-Through
      Certificates, Ser 2007-HY6, Cl HY6 (D)
         5.707%, 06/25/37                                 2,669           2,521
   Wells Fargo Mortgage Backed Securities
      Trust, Ser 2004-I, Cl B1 (D)
         6.526%, 04/01/08                                   231             231
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $459,302) ($ Thousands)                                        443,838
                                                                  --------------


--------------------------------------------------------------------------------
12   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.9%

UNITED STATES -- 0.9%
   ACE Securities, Ser 2003-NC1, Cl M (D)
         3.379%, 04/25/08                                 2,100   $       1,410
   ACE Securities, Ser 2003-OP1, Cl M1 (D)
         3.299%, 04/26/08                                   800             599
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2 (D) (J)
         5.349%, 04/12/08                                   360              38
   Aegis Asset Backed Securities Trust,
      Ser 2003-3, Cl M1 (D)
         3.299%, 04/25/08                                   105              84
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (D)
         3.949%, 04/25/08                                 1,402           1,226
   Argent Securities, Ser 2003-W5,
      Cl M1 (D)
         3.299%, 04/25/08                                   600             500
   Argent Securities, Ser 2003-W9, Cl M1 (D)
         3.289%, 04/26/08                                 1,201             936
   Asset-Backed Securities Home Equity Loan
      Trust, Ser 2003-HE5, Cl M1 (D)
         3.871%, 04/15/08                                 1,642           1,392
   Countrywide Asset-Backed Certificates,
      Ser 2003-5, Cl MV2 (D)
         4.199%, 04/25/08                                   899             699
   Countrywide Asset-Backed Certificates,
      Ser 2005-15, Cl 1AF1 (D)
         2.739%, 04/25/08                                   435             435
   Credit Suisse Asset-Backed Mortgage
      Trust, Ser 2006-1, Cl A1B (D)
         3.596%, 04/26/08                                   869             856
   GSAA Home Equity NIM Trust,
      Ser 2006-2, Cl 2A1 (D)
         3.235%, 04/27/08                                 3,005           2,950
   GSAA Home Equity NIM Trust,
      Ser 2006-HE3N, Cl N1 (F) (J)
         5.500%, 05/25/36                                   220               2
   Heat Equity Asset Trust NIM,
      Ser 2006-1N, Cl A (F) (J)
         6.500%, 05/27/36                                   216               7
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2 (D)
         4.999%, 04/25/08                                 1,060             819
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (D) (J)
         4.349%, 04/30/08                                 1,850             370
   Lehman XS Trust, Ser 2005-7N,
      Cl M71 (D) (J)
         4.349%, 04/27/08                                 1,075             215
   Master Asset-Backed Securities Trust,
      Ser 2003-WMC2, Cl M1 (D)
         3.649%, 04/27/08                                   482             406

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Master Asset-Backed Securities Trust,
      Ser 2006-AB1, Cl A1 (D)
         2.739%, 04/27/08                                 3,664   $       3,584
   Morgan Stanley Capital I,
      Ser 2003-NC8, Cl M1 (D)
         3.649%, 04/27/08                                 2,000           1,512
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (D)
         3.249%, 04/23/08                                   584             470
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (D) (F) (J)
         5.099%, 04/27/08                                   500              22
   Residential Asset Mortgage Products,
      Ser 2003-RS11, Cl MII1 (D)
         3.694%, 04/25/08                                   188             175
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (D) (F)
         2.699%, 04/25/08                                 2,004           1,939
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B (D) (F)
         2.749%, 04/25/08                                 5,355           4,673
   SB Finance NIM Trust,
      Ser 2006-KS4N, Cl N1 (F) (J)
         7.500%, 06/25/36                                   225              97
   Structured Asset Investment Loan Trust,
      Ser 2003-BC4, Cl M2 (D)
         5.599%, 04/25/08                                   641             483
   Structured Asset Investment Loan Trust,
      Ser 2005-1, Cl A4 (D) (F)
         2.829%, 04/25/08                                    55              54
   Terwin Mortgage Trust, Ser 2006-5,
      Cl 1A2A (D) (F)
         2.689%, 04/26/08                                 5,561           3,893
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 2A1 (D) (J)
         4.500%, 06/25/36                                 1,050              96
                                                                  --------------
Total Asset-Backed Securities
   (Cost $39,923) ($ Thousands)                                          29,942
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.7%
   FHLMC (G)
         2.214%, 06/27/08                                 1,925           1,915
         2.094%, 07/11/08                                   300             298
         1.808%, 06/13/08                                   175             174
   FNMA (G)
         4.392%, 04/16/08                                   400             400
         4.281%, 05/09/08                                 2,225           2,220
         2.950%, 05/07/08                                18,275          18,242
         2.080%, 09/24/08                                   125             124
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $23,324) ($ Thousands)                                          23,373
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   13

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                          ($ Thousands)(1)/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.4%

AUSTRALIA -- 0.0%
   News*                                                 44,855   $         824
                                                                  --------------
BRAZIL -- 0.2%
   Banco Bradesco                                       153,400           4,277
   Usinas Siderurgicas de Minas Gerais,
      Cl A                                               49,200           2,764
                                                                  --------------
                                                                          7,041
                                                                  --------------
GERMANY -- 0.0%
   Porsche*                                               5,620           1,035
   Volkswagen*                                            1,344             224
                                                                  --------------
                                                                          1,259
                                                                  --------------
ITALY -- 0.1%
   Istituto Finanziario Industriale*                     47,881           1,323
                                                                  --------------
SOUTH KOREA -- 0.1%
   Samsung Electronics*                                   2,900           1,306
                                                                  --------------
Total Preferred Stock
   (Cost $10,534) ($ Thousands)                                          11,753
                                                                  --------------

CORPORATE OBLIGATIONS -- 0.1%

UNITED STATES -- 0.1%
   Discover Financial Services (F)
         6.450%, 06/12/17                                   335             289
   Shinsei Finance Cayman (D) (F)
         6.418%, 01/29/49                                 1,740           1,153
   Washington Mutual Preferred
      Funding (D) (F)
         6.534%, 03/29/49                                 1,900           1,001
                                                                  --------------
Total Corporate Obligations
   (Cost $3,974) ($ Thousands)                                            2,443
                                                                  --------------

PURCHASED OPTION -- 0.0%

UNITED STATES -- 0.0%
   July 2008 U.S. Ten Year Treasury Call,
      Expires 06/16/08, Strike Price $95*                    93             635
                                                                  --------------
Total Purchased Option
   (Cost $39) ($ Thousands)                                                 635
                                                                  --------------

EXCHANGE TRADED FUND -- 0.0%

UNITED STATES -- 0.0%
   iShares MSCI EAFE Index Fund*                            600              43
                                                                  --------------
Total Exchange Traded Fund
   (Cost $42) ($ Thousands)                                                  43
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS**++ -- 5.8%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A,
      3.190%                                          1,431,606   $       1,432
   SEI Liquidity Fund, LP, 3.200% (C)               189,720,693         189,721
                                                                  --------------
Total Cash Equivalents
   (Cost $191,153) ($ Thousands)                                        191,153
                                                                  --------------
COMMERCIAL PAPER -- 1.8%

UNITED STATES -- 1.8%
   AIG
         2.851%, 04/03/08                                 9,225           9,223
   American Express
         2.445%, 04/17/08                                 9,000           8,990
   Mitsubishi Funding
         2.323%, 04/15/08                                 5,000           4,995
   Mitsubishi International
         2.530%, 04/11/08                                 8,000           7,994
   Prudential
         2.363%, 04/08/08                                10,000           9,995
   Rabobank USA
         2.490%, 04/01/08                                 8,000           7,999
   Sumitomo Corporation of America
         2.575%, 04/22/08                                11,775          11,756
                                                                  --------------
Total Commercial Paper
   (Cost $60,952) ($ Thousands)                                          60,952
                                                                  --------------
U.S. TREASURY OBLIGATIONS (E) -- 0.5%
   U.S. Treasury Bills (A)
         1.127%, 05/22/08                                 5,409           5,399
         0.731%, 06/19/08                                   675             673
   U.S. Treasury Inflationary Index Notes
         3.000%, 07/15/12                                 2,816           3,156
         2.375%, 04/15/11                                 6,782           7,286
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $16,228) ($ Thousands)                                          16,514
                                                                  --------------
Total Investments -- 110.3%
   (Cost $3,408,776) ($ Thousands)                                $   3,639,348
                                                                  ==============


--------------------------------------------------------------------------------
14   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2008, is as follows:

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                         CURRENCY              CURRENCY           APPRECIATION
    MATURITY            TO DELIVER            TO RECEIVE         (DEPRECIATION)
      DATE              (THOUSANDS)          (THOUSANDS)         ($ THOUSANDS)
--------------------------------------------------------------------------------
4/21/08             AUD        20,301     GBP          9,367          $     105
4/21/08             CAD       109,831     USD        111,092              4,071
4/21/08             EUR         7,300     SEK         68,940                 58
4/21/08             EUR         8,934     USD         14,059                (87)
4/21/08             GBP        11,468     AUD         24,995                 (3)
4/21/08             HKD       502,887     USD         64,730                 70
4/21/08             MXP       172,605     USD         16,068                (74)
4/21/08             NOK        14,644     USD          2,859                (19)
4/21/08             NZD           754     USD            611                 20
4/21/08             SEK        89,570     EUR          9,518                (22)
4/21/08             USD        73,152     AUD         79,515               (754)
4/21/08             USD        12,461     CAD         12,450               (329)
4/21/08             USD         3,310     DKK         15,707                 25
4/21/08             USD         8,301     HKD         64,418                (18)
4/21/08             USD         3,942     NOK         20,243                 36
4/21/08             USD           629     NZD            791                 (9)
4/21/08             USD        34,563     SEK        207,785                450
4/21/08             USD         4,968     SGD          6,852                  9
4/21/08             ZAR       101,635     USD         12,549                 97
4/21/08-5/22/08     CHF        26,100     USD         22,958             (3,441)
4/21/08-5/22/08     USD        73,716     CHF         76,141              3,294
4/21/08-5/22/08     USD       115,523     JPY     11,532,801                545
4/21/08-8/21/08     AUD        40,925     JPY      3,817,000              1,514
4/21/08-8/21/08     CHF        48,000     NZD         56,488             (4,601)
4/21/08-8/21/08     GBP        35,632     JPY      7,574,000              6,081
4/21/08-8/21/08     NZD        58,006     CHF         48,000              3,421
4/21/08-9/19/08     JPY     4,192,000     AUD         43,800             (2,770)
4/21/08-9/19/08     JPY     8,324,000     GBP         38,874             (7,335)
4/21/08-9/19/08     USD       158,539     EUR        100,819              1,035
4/21/08-9/19/08     USD       250,361     GBP        125,087             (2,204)
5/22/08             JPY     2,535,000     USD         23,309             (2,241)
5/22/08-8/21/08     CHF        50,900     GBP         23,927             (4,295)
5/22/08-8/21/08     GBP        24,179     CHF         50,900              3,798
6/20/08-7/21/08     CHF        68,400     EUR         42,552             (2,060)
6/20/08-7/21/08     EUR        42,808     CHF         68,400              1,657
6/20/08-8/21/08     EUR        37,606     JPY      5,796,000               (630)
6/20/08-9/19/08     JPY     8,190,000     EUR         52,510               (149)
9/19/08             GBP         3,863     USD          7,600                 30
                                                                      ---------
                                                                      $  (4,725)
                                                                      =========

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows:

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                  NUMBER OF                       APPRECIATION
TYPE OF                           CONTRACTS       EXPIRATION     (DEPRECIATION)
CONTRACT                         LONG (SHORT)        DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
10-Year Swap                         (471)         Jun-2008           $  (1,808)
90-Day Euro$                          278          Jun-2008                 882
90-Day Euro$                          169          Sep-2008                 117
90-Day Euro$                           35          Dec-2008                  13
90-Day Euro$                         (239)         Dec-2008              (1,683)
90-Day Euro$                          201          Mar-2009                 137
90-Day Euro$                          302          Jun-2009                 425
90-Day Euro$                          153          Jun-2009                 938
90-Day Euro$                          475          Sep-2009               1,449
90-Day Euro$                          150          Dec-2009                 (26)
90-Day Euro$                          (45)         Mar-2010                (223)
90-Day Euro$                         (289)         Jun-2010              (1,209)
90-Day Euro$                         (128)         Jun-2010                (618)
90-Day Euro$                         (110)         Sep-2010                (475)
90-Day Euro$                           (2)         Dec-2010                  (3)
90-Day Euro$                          (91)         Dec-2010                (359)
90-Day Euro$                           (2)         Mar-2011                  (3)
90-Day Euro$                          (44)         Mar-2011                (166)
90-Day Euro$                           62          Jun-2011                 152
90-Day Euro$                           16          Jun-2011                  44
90-Day Euro$                           66          Sep-2011                 156
90-Day Euro$                           19          Sep-2011                  40
90-Day Euro$                           30          Dec-2011                  72
90-Day Euro$                           30          Mar-2012                  69
90-Day Euro$                           17          Jun-2012                  35
90-Day Euro$                           38          Sep-2012                  82
Amsterdam Index                       109          Apr-2008                 788
CAC40 10 Euro                         432          Apr-2008                 958

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                   NUMBER OF                      APPRECIATION
TYPE OF                            CONTRACTS      EXPIRATION     (DEPRECIATION)
CONTRACT                         LONG (SHORT)        DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
Dax Index                             170          Jun-2008           $   2,044
DJ Euro Stoxx 50 Index                456          Jun-2008                 876
FTSE 100 Index                        679          Jun-2008               2,042
Hang Seng Index                        69          Apr-2008                 124
IBEX Index                             87          Apr-2008                 338
MSCI Sing Index                       140          Apr-2008                   1
Nikkei 225 Index                       19          Jun-2008                  (2)
OMX Index                             798          Apr-2008                 285
S&P/MIB Index                          56          Jun-2008                 239
SPI 200 Index                         185          Jun-2008               1,023
Topix Index                           217          Jun-2008                (240)
U.S. 10-Year Treasury Note             12          Jun-2008                 (11)
U.S. 2-Year Treasury Note              75          Jul-2008                  92
U.S. 5-Year Treasury Note             (24)         Jun-2008                  --
                                                                      ---------
                                                                      $   6,595
                                                                      =========

A summary of outstanding swap agreements held by the Fund at March 31, 2008, is as follows:

--------------------------------------------------------------------------------
                               TOTAL RETURN SWAPS
--------------------------------------------------------------------------------

                                                                                                              UNREALIZED
                                                                                                NOTIONAL     APPRECIATION
                                                                        EXPIRATION               AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                DATE               (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index minus 10 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: Bank of America)                                       04/01/08                  73,000        $   1,659

Receive payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index minus 145 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: JPMorgan Chase)                                        04/01/08                   5,000              114

Receive payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index minus 65 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: Wachovia)                                              08/01/08                  45,000            1,025

Receive payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index minus 35 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: Bank of America)                                       08/01/08                  56,000            1,275

Receive payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index minus 20 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: Bank of America)                                       08/30/08                  18,000             (408)

Receive payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index plus 29 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: Bank of America)                                       10/01/08                  45,000               --


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   15

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            NET UNREALIZED
                                                                                                NOTIONAL     APPRECIATION
                                                                        EXPIRATION               AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                DATE               (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index minus 50 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: Barclays)                                              10/01/08                  25,000        $      --

Receive payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index minus 50 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: JPMorgan Chase)                                        10/01/08                  25,000               --

Receive payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index plus 25 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: Bank of America)                                       10/01/08                  10,000               --

Receive payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index minus 0 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: JPMorgan Chase)                                        10/01/08                  20,000               --

Receive payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index minus 0 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: Bank of America)                                       10/01/08                  41,000               --

Receive payment on the monthly reset
   spread from Bank of America - CMBS IG
   10Yr Index plus 35 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: Bank of America)                                       05/01/08                  15,000              209

Receive payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index plus 40 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: Bank of America)                                       04/30/08                  13,000              296

Receive payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index minus 50 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: Goldman Sachs)                                         04/01/08                  22,000              500

Receive payment on the quarterly reset
   spread from MSCI EAFE Index minus
   42 basis points times the notional amount.
   Fund receives payment if the return on
   the capital spread appreciates over the
   payment period and pays if the return
   depreciates of the payment period.
   (Counterparty: JPMorgan Chase)                                        03/20/09                  52,640            1,772

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            NET UNREALIZED
                                                                                                NOTIONAL     APPRECIATION
                                                                        EXPIRATION               AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                DATE               (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset
   spread from Bank of America - CMBS AAA
   10Yr Index minus 80 basis points times
   the notional amount. Fund receives
   payment if the return on the capital spread
   appreciates over the payment period and
   pays if the return depreciates of the
   payment period.
   (Counterparty: JPMorgan Chase)                                        04/01/08                  66,000        $   1,500

Receive payment on the quarterly reset
   spread from MSCI Japan Net Index plus
   20 basis points times the notional amount.
   Fund receives payment if the return on the
   capital spread appreciates over the payment
   period and pays if the return
   depreciates of the payment period.
   (Counterparty: Goldman Sachs)                                         04/01/08                  45,658           (3,566)

Receive payment on the quarterly reset spread
   from Swiss Market Index plus 47 basis
   points times the notional amount. Fund
   receives payment if the return on the
   capital spread appreciates over the payment
   period and pays if the return depreciates
   of the payment period.
   (Counterparty: JPMorgan Chase)                                        01/21/09          CHF     30,001             (446)
                                                                                                                 ---------
                                                                                                                 $   3,930
                                                                                                                 =========

--------------------------------------------------------------------------------------------------------------------------
                                                   CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.0150%
   (0.180% per annum) times the notional
   amount of ABX.HE.AAA 06-1 Index. Upon
   a defined credit event Fund will pay the
   notional amount and take receipt of the
   defined obligation.
   (Counterparty: Barclays)                                              07/25/45                  (1,850)             (83)

Fund receives monthly payment of 0.0150%
   (0.180% per annum) times the notional
   amount of ABX.HE.AAA 06-1 Index. Upon
   a defined credit event Fund will pay the
   notional amount and take receipt of the
   defined obligation.
   (Counterparty: Barclays)                                              07/25/45                  (3,800)            (174)

Fund receives monthly payment of 0.0075%
   (0.090% per annum) times the notional
   amount of ABX.HE.AAA 07-1 Index. Upon
   a defined credit event Fund will pay the
   notional amount and take receipt of the
   defined obligation.
   (Counterparty: Bank of America)                                       08/25/37                  (6,000)            (303)

Fund receives monthly payment of 0.0517%
   (0.620% per annum) times the notional
   amount of CMBX.NA.A 3. Upon a defined
   credit event Fund will pay the notional
   amount and take receipt of the defined
   obligation.
   (Counterparty: Goldman Sachs)                                         12/25/49                   2,000               61

Fund receives monthly payment of 0.0517%
   (0.620% per annum) times the notional
   amount of CMBX.NA.A 3. Upon a defined
   credit event Fund will pay the notional
   amount and take receipt of the defined
   obligation.
   (Counterparty: Goldman Sachs)                                         12/25/49                   1,000              162

Fund receives monthly payment of 0.0517%
   (0.620% per annum) times the notional
   amount of CMBX.NA.A 3. Upon a
   defined credit event Fund will receive
   the notional amount and delivers the
   defined obligation.
   (Counterparty: Goldman Sachs)                                         12/25/49                   1,000              164

Fund receives monthly payment of 0.0517%
   (0.620% per annum) times the notional
   amount of CMBX.NA.A 3. Upon a
   defined credit event Fund will receive
   the notional amount and delivers the
   defined obligation.
   (Counterparty: Goldman Sachs)                                         12/25/49                   1,000              166


--------------------------------------------------------------------------------
16   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            NET UNREALIZED
                                                                                                NOTIONAL     APPRECIATION
                                                                        EXPIRATION               AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                DATE               (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.2750%
   (1.100% per annum) times the notional
   amount of Century Telephone 6.00%,
   04/01/17. Upon a defined credit event
   Fund will receive the notional amount and
   delivers the defined obligation.
   (Counterparty: Goldman Sachs)                                         03/20/13                   3,250        $      63

Fund pays quarterly payment of 0.1600%
   (0.640% per annum) times the notional
   amount of Kroger Co., 5.500%, 02/01/13.
   Upon a defined credit event Fund will
   receive the notional amount and delivers
   the defined obligation.
   (Counterparty: Merrill Lynch)                                         03/20/13                   3,500                4

Fund pays quarterly payment of 0.1475%
   (0.590% per annum) times the notional
   amount of Safeway Inc., 5.800%, 08/15/12.
   Upon a defined credit event Fund will
   receive the notional amount and delivers
   the defined obligation.
   (Counterparty: Bank of America)                                       03/20/13                   2,750                4

Fund pays quarterly payment of 0.1650%
   (0.660% per annum) times the notional
   amount of Borgwarner Inc., 6.500%
   02/15/09. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Goldman Sachs)                                         03/20/13                   3,000               31

Fund pays quarterly payment of 0.2375%
   (0.950% per annum) times the notional
   amount of Lowes Co. Inc., 8.250%,
   06/01/10. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                                       03/20/13                   1,250                3

Fund pays quarterly payment of 0.2000%
   (0.800% per annum) times the notional
   amount of Borgwarner Inc., 6.500%
   02/15/09. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Goldman Sachs)                                         03/20/13                   1,750                7

Fund pays monthly payment of 0.0500%
   (0.600% per annum) times the notional
   amount of CMBX.NA.BBB 2. Upon a
   defined credit event Fund will receive
   the notional amount and delivers the
   defined obligation.
   (Counterparty: Goldman Sachs)                                         03/14/49                   8,000              938

Fund pays quarterly payment of 0.1190%
   (0.476% per annum) times the notional
   amount of Meadwestavaco Corp., 6.850%
   04/01/2012. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                                       12/20/11                   2,500               92

Fund pays quarterly payment of 0.0330%
   (0.132% per annum) times the notional
   amount of Lowes Co. Inc., 8.250%,
   06/01/10. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Merrill Lynch)                                         12/20/11                   2,500               61

Fund pays quarterly payment of 0.0680%
   (0.272% per annum) times the notional
   amount of Southwest Airlines Co., 6.500%,
   03/01/12. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/11                   2,500              195

Fund pays monthly payment of 0.0458%
   (0.550% per annum) times the notional
   amount of Black & Decker Corp., 7.125%,
   06/01/11. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/11                   2,500               67

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            NET UNREALIZED
                                                                                                NOTIONAL     APPRECIATION
                                                                        EXPIRATION               AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                DATE               (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.1100%
   (0.440% per annum) times the notional
   amount of Autozone Inc., 5.875%,
   10/15/12. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                                       12/20/11                   2,500        $      46

Fund pays quarterly payment of 0.2950%
   (1.180% per annum) times the notional
   amount of Gap Inc., 8.800%, 12/15/08.
   Upon a defined credit event Fund will
   receive the notional amount and delivers
   the defined obligation.
   (Counterparty: Bank of America)                                       12/20/11                   2,500               60

Fund pays quarterly payment of 0.0550%
   (0.220% per annum) times the notional
   amount of Nucor Corp., 4.875%, 10/01/12.
   Upon a defined credit event Fund will
   receive the notional amount and delivers
   the defined obligation.
   (Counterparty: Bank of America)                                       12/20/11                   2,500               51

Fund pays quarterly payment of 0.1380%
   (0.552% per annum) times the notional
   amount of Black & Decker Corp., 7.125%,
   06/01/11. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                                       12/20/11                   2,500              115

Fund pays quarterly payment of 0.1190%
   (0.476% per annum) times the notional
   amount of Limited Inc., 6.125%, 12/01/12.
   Upon a defined credit event Fund will
   receive the notional amount and delivers
   the defined obligation.
   (Counterparty: Bank of America)                                       12/20/11                   2,500              240

Fund pays quarterly payment of 0.1730%
   (0.692% per annum) times the notional
   amount of RR Donnelley & Sons, 4.950%,
   04/10/14. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Merrill Lynch)                                         12/20/11                   2,500               90

Fund pays quarterly payment of 0.2250%
   (0.900% per annum) times the notional
   amount of MDC Holdings Inc., 5.500%,
   05/15/13. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Merrill Lynch)                                         12/20/11                   2,500               72

Fund pays quarterly payment of 0.1130%
   (0.452% per annum) times the notional
   amount of Lubrizol Corp., 7.250%,
   06/15/25. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Merrill Lynch)                                         12/20/11                   2,500               36

Fund pays quarterly payment of 0.0980%
   (0.392% per annum) times the notional
   amount of Hasbro Inc., 2.750%, 12/01/21.
   Upon a defined credit event Fund will
   receive the notional amount and
   delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/11                   2,500               71

Fund pays quarterly payment of 0.1130%
   (0.452% per annum) times the notional
   amount of Lubrizol Corp., 7.250%,
   06/15/35. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/11                   2,500               35

Fund pays quarterly payment of 0.0350%
   (0.140% per annum) times the notional
   amount of Pitney Bowes Inc., 4.625%,
   10/01/12. Upon a defined credit event
   Fund will receive the notional amount and
   delivers the defined obligation.
   (Counterparty: Bank of America)                                       12/20/11                   5,200               82


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   17

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            NET UNREALIZED
                                                                                                NOTIONAL     APPRECIATION
                                                                        EXPIRATION               AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                DATE               (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.1110%
   (0.444% per annum) times the notional
   amount of Darden Restaurants Inc.,
   7.125%, 02/01/16. Upon a defined
   credit event Fund will receive the notional
   amount and delivers the defined obligation.
   (Counterparty: Bank of America)                                       12/20/11                   2,500   $           97

Fund pays quarterly payment of 0.1150%
   (0.460% per annum) times the notional
   amount of Autozone Inc., 5.875%,
   10/15/12. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/11                   2,500               43

Fund pays quarterly payment of 0.0480%
   (0.192% per annum) times the notional
   amount of TJX Companies Inc., 7.450%,
   12/15/09. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                                       12/20/11                   2,500               32

Fund pays quarterly payment of 0.1930%
   (0.772% per annum) times the notional
   amount of Jones Apparel Group, 5.125%,
   11/15/14. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/11                   2,500              206

Fund pays quarterly payment of 0.2950%
   (1.180% per annum) times the notional
   amount of Gap Inc., 8.800%, 12/15/08.
   Upon a defined credit event Fund will
   receive the notional amount and delivers
   the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/11                   2,500               55

Fund pays quarterly payment of 0.0500%
   (0.200% per annum) times the notional
   amount of PPG Industries Inc., 7.050%,
   08/15/09. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/11                   2,500               51

Fund pays quarterly payment of 0.0550%
   (0.220% per annum) times the notional
   amount of Nucor Corp., 4.875%, 10/01/12.
   Upon a defined credit event Fund will
   receive the notional amount and delivers
   the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/11                   2,500               24

Fund pays quarterly payment of 0.0680%
   (0.272% per annum) times the notional
   amount of Southwest Airlines Co., 6.500%,
   03/01/12. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Merrill Lynch)                                         12/20/11                   2,500              195

Fund pays quarterly payment of 0.0700%
   (0.280% per annum) times the notional
   amount of Nordstrom Inc., 6.950%,
   03/15/28. Upon a defined credit event
   Fund will receive the notional amount and
   delivers the defined obligation.
   (Counterparty: Merrill Lynch)                                         12/20/13                   2,500               64

Fund pays quarterly payment of 0.0980%
   (0.392% per annum) times the notional
   amount of Radian Group Inc., 7.750%,
   06/01/11. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/13                   2,500              717

Fund pays quarterly payment of 0.0980%
   (0.392% per annum) times the notional
   amount of Johnson Controls Inc., 7.125%,
   07/15/17. Upon a defined credit event
   Fund will receive the notional amount and
   delivers the defined obligation.
   (Counterparty: Bank of America)                                       12/20/13                   2,500               76

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            NET UNREALIZED
                                                                                                NOTIONAL     APPRECIATION
                                                                        EXPIRATION               AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                DATE               (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.1825%
   (0.730% per annum) times the notional
   amount of MGIC Investment Corp.,
   6.000%, 03/15/07. Upon a defined
   credit event Fund will receive the notional
   amount and delivers the defined obligation.
   (Counterparty: Bank of America)                                       12/20/13                   2,500   $          514

Fund pays quarterly payment of 0.0880%
   (0.352% per annum) times the notional
   amount of PMI Group Inc., 6.000%,
   09/15/16. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                                       12/20/13                   2,500              553

Fund pays quarterly payment of 0.0975%
   (0.390% per annum) times the notional
   amount of Johnson Controls Inc., 7.125%,
   07/15/17. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                                       12/20/13                   2,500               33

Fund pays quarterly payment of 0.0700%
   (0.280% per annum) times the notional
   amount of Nordstrom Inc., 6.950%,
   03/15/28. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/13                   2,500               64

Fund pays quarterly payment of 0.0850%
   (0.340% per annum) times the notional
   amount of Whirlpool Corp., 7.750%,
   07/15/16. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/11                   2,500               92

Fund pays quarterly payment of 0.1825%
   (0.250% per annum) times the notional
   amount of Dow Chemical Inc., 6.000%,
   10/01/12. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Merrill Lynch)                                         12/20/13                   2,500               80

Fund pays quarterly payment of 0.1825%
   (0.730% per annum) times the notional
   amount of Masco Corp., 5.875, 07/15/12.
   Upon a defined credit event Fund will
   receive the notional amount and
   delivers the defined obligation.
   (Counterparty: Bank of America)                                       12/20/13                   2,500              175

Fund pays quarterly payment of 0.0980%
   (0.392% per annum) times the notional
   amount of Radian Group Inc., 7.750%,
   06/01/11. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                                       12/20/13                   2,500              790

Fund pays quarterly payment of 0.0650%
   (0.260% per annum) times the notional
   amount of Dow Chemical Inc., 6.000%,
   10/01/12. Upon a defined credit event
   Fund will receive the notional amount and
   delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/13                   2,500               44

Fund pays quarterly payment of 0.0880%
   (0.352% per annum) times the notional
   amount of PMI Group Inc., 6.000%,
   09/15/16. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/13                   2,500              553

Fund pays quarterly payment of 0.0880%
   (0.352% per annum) times the notional
   amount of MGIC Investment Corp., 6.000%,
   03/15/07. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        12/20/13                   2,500              510


--------------------------------------------------------------------------------
18   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            NET UNREALIZED
                                                                                                NOTIONAL     APPRECIATION
                                                                        EXPIRATION               AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                DATE               (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0540%
   (0.216% per annum) times the notional
   amount of Carnival Corp., 6.650%,
   01/15/28. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        06/20/12                   2,000   $           79

Fund pays quarterly payment of 0.0500%
   (0.200% per annum) times the notional
   amount of Campbell Soup Co., 4.875%,
   10/01/13. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Bank of America)                                       06/20/14                   3,500               42

Fund pays quarterly payment of 0.0800%
   (0.320% per annum) times the notional
   amount of Washington Mutual Co.,
   5.250%, 09/15/17. Upon a defined
   credit event Fund will receive the notional
   amount and delivers the defined obligation.
   (Counterparty: JPMorgan Chase)                                        03/20/12                   2,300              370

Fund pays quarterly payment of 0.1130%
   (0.452% per annum) times the notional
   amount of Weyerhaeuser Co., 6.750%,
   03/15/12. Upon a defined credit event
   Fund will receive the notional amount
   and delivers the defined obligation.
   (Counterparty: Merrill Lynch)                                         03/20/12                   2,500              113

Fund pays quarterly payment of 0.0800%
   (0.320% per annum) times the notional
   amount of Alcan Inc., 4.875%, 09/15/12.
   Upon a defined credit event Fund will
   receive the notional amount and
   delivers the defined obligation.
   (Counterparty: Bank of America)                                       03/20/14                   2,150               35

Fund pays quarterly payment of 0.0880%
   (0.352% per annum) times the notional
   amount of Alcan Inc., 4.875%, 09/15/12.
   Upon a defined credit event Fund will
   receive the notional amount and
   delivers the defined obligation.
   (Counterparty: Bank of America)                                       12/20/13                   2,500               11

Fund pays quarterly payment of 0.0517%
   (0.620% per annum) times the notional
   amount of CMBX.NA.A 3. Upon a
   defined credit event Fund will receive
   the notional amount and delivers the
   defined obligation.
   (Counterparty: JPMorgan Chase)                                        02/13/49                   3,000              285

Fund pays quarterly payment of 0.1500%
   (0.600% per annum) times the notional
   amount of CDX.NA.IG9 Index. Upon a
   defined credit event Fund receives the
   notional amount and delivers receipt of
   the defined obligation.
   (Counterparty: Goldman Sachs)                                         12/20/12                   7,500              147

Fund pays monthly payment of 0.0208%
   (0.250% per annum) times the notional
   amount of CMBX.NA.A 2. Upon a
   defined credit event Fund will receive
   the notional amount and delivers the
   defined obligation.
   (Counterparty: Merrill Lynch)                                         03/15/49                   1,000                7

Fund pays monthly payment of 0.0208%
   (0.250% per annum) times the notional
   amount of CMBX.NA.A 2. Upon a
   defined credit event Fund will receive
   the notional amount and delivers the
   defined obligation.
   (Counterparty: JPMorgan Chase)                                        03/15/49                   2,000               11

Fund receives quarterly payment of 0.1500%
   (0.600% per annum) times the notional
   amount of CDX.NA.IG9 Index. Upon a
   defined credit event Fund pays the
   notional amount and takes receipt of
   the defined obligation.
   (Counterparty: Goldman Sachs)                                         12/20/12                 (12,425)            (278)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                            NET UNREALIZED
                                                                                                NOTIONAL     APPRECIATION
                                                                        EXPIRATION               AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                DATE               (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.1125%
   (0.450% per annum) times the notional
   amount of ITRAXX Europe Senior
   Financials 5 Yr Series 8. Upon a
   defined credit event Fund pays the
   notional amount and takes receipt of
   the defined obligation.
   (Counterparty: Bank of America)                                       12/20/12      EUR          3,750   $          127

Fund pays quarterly payment of 0.1125%
   (0.450% per annum) times the notional
   amount of ITRAXX Europe Senior
   Financials 5 Yr Series 8. Upon a
   defined credit event Fund pays the
   notional amount and takes receipt of
   the defined obligation.
   (Counterparty: Goldman Sachs)                                         12/20/12      EUR          6,250              229
                                                                                                            --------------
                                                                                                            $        8,502
                                                                                                            ==============

      Percentages are based on Net Assets of $3,298,366 ($ Thousands).

 *    Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Real Estate Investments Trust

++    Affiliated security

(1)   In U.S. dollars unless otherwise indicated.

(A) Security, or portion thereof, has been pledged as collateral on open future contracts and written options.

(B) This security or a partial position of this security is on loan at March 31, 2008. The total value of securities on loan at March 31, 2008 was $165,142 ($ Thousands) (See Note 7).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2008 was $189,721 ($ Thousands) (See Note 7).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008.

(E)   The rate reported is the effective yield at time of purchase.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(H) Security, or portion of this security, has been pledged as collateral on open swap contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2008 was $17,781 ($ Thousands), representing 0.54% of net assets.

(J) Securities considered illiquid. The total value of such securities as of March 31, 2008 was $1,030 ($ Thousands) and represented 0.03% of Net Assets.

ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CMBS -- Commercial Mortgage-Backed Security
CMO -- Collateralized Mortgage Obligation
DKK -- Danish Krone
EUR -- Euro
FDR -- Fiduciary Depositary Receipt
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GDR -- Global Depositary Receipt
GNMA -- Government National Mortgage Association


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   19

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund (Concluded)

March 31, 2008

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

HKD -- Hong Kong Dollar
IO -- Interest Only -- face amount represents notional amount
JPY -- Japanese Yen
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
MXP -- Mexican Peso
NIM -- Net Interest Margin
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
SDR -- Swedish Depositary Receipt
SEK -- Swedish Krona
Ser -- Series
SGD -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced
USD -- U.S. Dollar
ZAR -- South African Rand
Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
20   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

Emerging Markets Equity Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Financials                                                                 17.3%
Energy                                                                     16.7%
Materials                                                                  16.0%
Telecommunication Services                                                 12.2%
Information Technology                                                     11.3%
Industrials                                                                 9.5%
Consumer Discretionary                                                      5.7%
Consumer Staples                                                            4.4%
Utilities                                                                   4.0%
Short-Term Investments                                                      1.4%
Healthcare                                                                  1.3%
Equity-Linked Warrants                                                      0.2%

+ Percentages based on total investments. Includes Investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 91.9%

ARGENTINA -- 0.1%
   IRSA Inversiones y Representaciones
     Sponsored GDR*                                      34,900   $         490
   Petrobas Energia Participaciones
     Sponsored ADR                                       79,200             899
   Telecom Argentina Sponsored ADR*                      38,900             824
                                                                  --------------
                                                                          2,213
                                                                  --------------

BAHRAIN -- 0.1%
   Investcorp Bank GDR (A)*                              37,794             969
                                                                  --------------

BRAZIL -- 8.6%
   Acos Villares*                                     1,020,000             507
   Aracruz Celulose Sponsored ADR                        14,100             962
   Banco Bradesco Sponsored ADR                         153,048           4,249
   Banco do Brasil                                      177,187           2,343
   Banco Itau Holding Financeira ADR                     40,150             914
   Banco Nossa Caixa                                     84,500           1,028
   Banco Pine                                            17,902             108
   Bolsa de Mercadorias e Futuros                        51,500             466
   BR Malls Participacoes*                               62,900             561
   Brasil Telecom Participacoes ADR                      63,100           4,131
   Centrais Eletricas Brasileiras*                       47,280             720
   Cia Brasileira de Distribuicao Grupo Pao
     de Acucar Sponsored ADR                             63,440           2,597
   Cia de Concessoes Rodoviarias                         29,886             444
   Cia de Gas de Sao Paulo                               26,000             652
   Cia de Saneamento Basico do
     Estado de Sao Paulo                                 85,969           1,918
   Cia de Saneamento Basico do
     Estado de Sao Paulo ADR                              1,360              60
   Cia de Transmissao de Energia
     Eletrica Paulista                                   53,881           1,253

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cia Energetica de Minas Gerais
     Sponsored ADR                                      173,920   $       3,137
   Cia Vale do Rio Doce ADR                             187,700           6,502
   Cia Vale do Rio Doce Sponsored ADR                   585,628          17,071
   CPFL Energia                                          73,785           1,490
   EDP - Energias do Brasil                              83,909           1,247
   Empresa Brasileira de Aeronautica ADR                  9,510             376
   Fertilizantes Heringer                                   900              10
   Gafisa ADR                                            41,300           1,378
   Gerdau Sponsored ADR                                  62,151           1,900
   Grendene                                             151,707           1,562
   GVT Holding                                           81,600           1,539
   Light                                                 26,219             330
   Localiza Rent A Car                                  242,100           2,312
   Lojas Renner                                         170,800           3,188
   Marfrig Frigorificos e Comercio de
     Alimentos                                           96,300             986
   Natura Cosmeticos                                     35,800             372
   Petroleo Brasileiro ADR                               49,312           5,035
   Petroleo Brasileiro Sponsored ADR                    246,115          20,844
   Porto Seguro                                           4,320              44
   Santos Brasil Participacoes                           89,881           1,388
   Souza Cruz                                            54,348           1,408
   Tam Sponsored ADR                                     45,421             872
   Tele Norte Leste Participacoes ADR                   159,560           4,235
   Tim Participacoes ADR*                               121,800           3,933
   Uniao de Bancos Brasileiros                          228,900           2,674
   Uniao de Bancos Brasileiros ADR                       87,961          10,260
   Usinas Siderurgicas de Minas Gerais                   51,900           3,033
   Votorantim Celulose e Papel
     Sponsored ADR                                       29,140             831
                                                                  --------------
                                                                        120,870
                                                                  --------------

CHILE -- 1.1%
   Administradora de Fondos de
     Pensiones Provida Sponsored ADR                      7,200             267
   Banco de Chile ADR                                       400              21
   Banco Santander Chile ADR                             65,328           3,414
   Centros Comerciales Sudamericanos                    223,383             961
   Cia Cervecerias Unidas                               145,670           1,040
   Cia Cervecerias Unidas ADR                            16,595             587
   CorpBanca                                        127,283,530             889
   Embotelladora Andina ADR                              32,078             674
   Empresas CMPC                                         12,200             515
   Enersis Sponsored ADR                                265,969           4,702
   La Polar                                             113,438             682
   Lan Airlines Sponsored ADR                            79,400           1,121
   Multiexport Foods                                    340,536             118
                                                                  --------------
                                                                         14,991
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   21

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CHINA -- 7.2%
   Aluminum Corp of China                               760,922   $       1,230
   Anhui Conch Cement                                   726,882           4,992
   Anhui Expressway                                     722,000             519
   Bank of China                                      4,498,000           1,919
   Bengang Steel Plates, Cl B                           732,907             666
   Bosideng International Holdings*                   3,608,000             677
   BYD Electronic International                       1,867,000           2,377
   China Communications Construction                  1,900,000           4,199
   China Construction Bank                            2,189,000           1,634
   China COSCO Holdings                                 919,000           2,229
   China Digital TV Holding ADR                          11,559             215
   China High Speed Transmission
     Equipment Group Co., Ltd                           120,000             175
   China International Marine Containers                566,280             968
   China Life Insurance                               1,015,584           3,491
   China Medical Technologies
     Sponsored ADR                                       27,400           1,126
   China Merchants Bank                                 181,500             629
   China Oilfield Services                              180,000             295
   China Petroleum & Chemical                         4,333,130           3,708
   China Shenhua Energy, Cl H                           379,000           1,515
   China Shipping Container Lines                     1,737,000             658
   China Shipping Development                         2,288,000           7,188
   China Telecom                                      1,996,000           1,252
   China Yurun Food Group                             3,771,000           4,763
   Ctrip.com International ADR                            7,123             378
   Dongfeng Motor Group                               1,782,000             801
   First Tractor                                        248,000             135
   Focus Media Holding ADR*                              35,500           1,248
   Great Wall Motor                                   2,060,500           1,988
   Great Wall Technology                              1,320,000             302
   Greentown China Holdings                             530,000             496
   Guangdong Electric Power
     Development                                        462,500             259
   Harbin Power Equipment                             1,358,000           2,411
   Huadian Power International                          420,000             105
   Huaneng Power International                        1,796,800           1,364
   Industrial & Commercial
     Bank of China, Cl H                             15,983,820          11,131
   Jiangxi Copper                                       199,000             375
   Jingwei Textile Machinery                            100,000              29
   Mindray Medical International ADR                     35,500           1,027
   Perfect World ADR*                                    11,000             250
   PetroChina                                             1,960             246
   PetroChina, Cl H                                  14,468,677          18,070
   Qingling Motors                                    1,020,000             168
   Shanghai Electric Group                            1,068,000             652
   Simcere Pharmaceutical Group ADR                     111,100           1,162
   Sino-Ocean Land Holdings                           1,915,000           1,882
   Sinopec Shanghai Petrochemical                     1,944,000             669
   Sinotrans                                          1,841,000             532
   Tencent Holdings                                     133,000             758
   Weiqiao Textile                                    1,594,400           2,049

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares  ($ Thousands)
--------------------------------------------------------------------------------
   Yanzhou Coal Mining                                3,484,000   $       4,933
   Zhejiang Expressway                                1,002,000             870
                                                                  --------------
                                                                        100,715
                                                                  --------------

COLOMBIA -- 0.1%
   BanColombia Sponsored ADR                             50,900           1,805
                                                                  --------------

CYPRUS -- 0.0%
   AFI Development GDR*                                  59,200             488
                                                                  --------------

CZECH REPUBLIC -- 1.1%
   CEZ*                                                 162,235          12,441
   Komercni Banka*                                        8,500           2,041
   Unipetrol*                                            82,000           1,342
                                                                  --------------
                                                                         15,824
                                                                  --------------

EGYPT -- 0.5%
   Commercial International Bank GDR                    107,250           1,716
   Egyptian International Pharmaceutical
     Industrial (D)                                      42,300             270
   El Ezz Steel (D)                                      30,000             500
   Orascom Construction Industries
     GDR (A)                                             15,142           2,284
   Orascom Construction Industries GDR                    3,149             472
   Telecom Egypt (D)                                    462,000           1,720
                                                                  --------------
                                                                          6,962
                                                                  --------------

HONG KONG -- 5.3%
   AAC Acoustic Technology Holdings                   2,846,000           2,296
   ASM Pacific Technology                               155,500           1,122
   Brilliance China Automotive Holdings               4,015,000             665
   China Mengniu Dairy                                  434,000           1,266
   China Mobile                                       2,501,917          37,226
   China Mobile ADR                                       6,020             452
   China Netcom Group                                   328,000             944
   China Power International
     Development                                      4,468,200           1,435
   China Resources Enterprise                           486,000           1,561
   China Resources Logic                                 12,600              15
   China State Construction
     International Holdings                             521,000             853
   China Unicom                                         711,085           1,497
   CITIC International Financial Holdings               505,000             258
   CNOOC                                              5,194,948           7,676
   Cosco Pacific                                      2,118,000           4,131
   Denway Motors                                      4,268,646           1,810
   Digital China Holdings                               905,000             593
   Global Bio-Chem Technology Group                   2,963,500           1,138
   Hopson Development Holdings                          388,000             598
   Industrial and Commercial Bank of
     China Asia                                         526,000           1,303
   NWS Holdings                                         141,199             479


--------------------------------------------------------------------------------
22   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Parkson Retail Group                                  16,500   $         139
   Samson Holding                                     2,020,000             488
   Shanghai Industrial Holdings                         222,000             839
   Shenzhen Investment                                1,286,000             542
   Shenzhou International Group
     Holdings                                           575,000             162
   Texwinca Holdings                                  1,662,600           1,194
   TPV Technology                                     2,918,000           1,721
   United Laboratories                                  752,000             287
   Yue Yuen Industrial Holdings                         430,500           1,350
                                                                  --------------
                                                                         74,040
                                                                  --------------

HUNGARY -- 0.6%
   Egis                                                   1,013             110
   Magyar Telekom*                                      474,279           2,338
   MOL Hungarian Oil & Gas                               14,710           1,927
   OTP Bank                                              79,675           3,278
   Raba Automotive Holding*                              10,000             104
   Tiszai Vegyi Kombinat*                                12,600             389
                                                                  --------------
                                                                          8,146
                                                                  --------------

INDIA -- 6.7%
   Allahabad Bank                                       123,700             236
   Andhra Bank                                          375,268             688
   Bank of India                                        313,493           1,976
   Bharat Electronics                                    20,344             541
   Bharat Heavy Electricals                              50,044           2,571
   Bharat Petroleum                                     139,023           1,425
   Bharti Airtel                                        246,191           5,070
   Birla                                                 73,137             354
   Cairn India                                          464,249           2,593
   CESC                                                  56,900             584
   Corp Bank                                              8,200              58
   Dena Bank                                             13,584              17
   Dr. Reddy's Laboratories                              93,470           1,377
   Federal Bank                                         120,536             651
   Grasim Industries                                     29,360           1,885
   Gujarat Alkalies & Chemicals                          17,120              64
   Gujarat Narmada Valley Fertilizers                   162,389             546
   Gujarat State Fertilisers                            105,529             449
   Hero Honda Motors                                     51,015             883
   Hindalco Industries                                  497,741           2,048
   Hindalco Industries GDR (A)                           37,490             147
   Hindustan Petroleum                                  217,490           1,390
   Hindustan Zinc                                        86,080           1,127
   Housing Development Finance                           85,861           5,102
   ICICI Bank                                           111,342           2,137
   ICICI Bank ADR                                        13,150             502
   India Cements                                        168,090             783
   Indian Bank                                          176,623             722
   Indian Overseas Bank                                  54,084             182
   ITC                                                  365,217           1,878
   Jet Airways India                                     15,710             218

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   JSW Steel                                             47,290   $         966
   Larsen & Toubro                                       39,802           3,012
   Mahanagar Telephone Nigam                            255,890             616
   Mahindra & Mahindra                                   43,140             750
   Maruti Suzuki India                                   26,727             551
   National Aluminium                                   171,439           1,931
   Oil & Natural Gas                                    237,544           5,806
   Phoenix Mills                                        162,540           1,530
   Ranbaxy Laboratories                                 240,607           2,629
   Reliance Industries                                   90,809           5,129
   Satyam Computer Services                             326,398           3,225
   Siemens India                                        178,492           2,746
   State Bank of India GDR (A)                           23,130           2,047
   Steel Authority of India                           1,012,856           4,678
   Sterlite Industries India                            232,373           4,138
   Sterlite Industries India ADS*                         9,920             177
   Syndicate Bank                                        98,447             184
   Tata Consultancy Services                             41,240             834
   Tata Motors                                           37,648             584
   Tata Steel                                           439,495           7,606
   Unitech                                              528,891           3,641
   Zee Entertainment Enterprises                        584,149           3,583
                                                                  --------------
                                                                         94,567
                                                                  --------------

INDONESIA -- 2.0%
   Apexindo Pratama Duta                                 20,000               4
   Astra International                                  632,625           1,667
   Bank Central Asia                                  6,366,000           2,248
   Bank Mandiri Persero                                 273,000              93
   Bank Negara Indonesia
     Persero                                          1,075,500             162
   Bank Rakyat Indonesia                              3,928,000           2,688
   Global Mediacom                                   14,374,500           1,156
   Gudang Garam                                       1,116,600             928
   HM Sampoerna                                       1,008,500           1,424
   Indo Tambangraya Megah                               276,000             615
   Indonesia Air Transport                              989,635               7
   International Nickel Indonesia                     2,881,030           2,191
   Kalbe Farma                                        3,942,900             420
   Telekomunikasi Indonesia                          12,088,100          12,672
   Telekomunikasi Indonesia
     Sponsored ADR                                       40,500           1,698
                                                                  --------------
                                                                         27,973
                                                                  --------------

ISRAEL -- 2.0%
   Bank Hapoalim                                      1,490,223           5,739
   Bank Leumi Le-Israel                                 532,259           2,276
   Bezeq Israeli Telecommunication                    2,795,375           5,224
   Delek Automotive Systems                              22,700              --
   Delek Group                                            5,300             795
   Elbit Systems                                         15,313             838
   Electra Real Estate*                                   1,555              24
   First International Bank of Israel*                   51,020             646


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   23

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Israel Chemicals                                     154,467   $       2,156
   Israel Discount Bank*                                515,054           1,247
   Makhteshim-Agan Industries                            70,369             513
   Partner Communications                                41,206             910
   Teva Pharmaceutical Industries                        22,200           1,025
   Teva Pharmaceutical Industries
     Sponsored ADR                                      145,556           6,723
   Union Bank of Israel                                  21,090             101
                                                                  --------------
                                                                         28,217
                                                                  --------------

JERSEY -- 0.1%
   Kazakhgold GDR*                                       39,129             963
                                                                  --------------

LUXEMBOURG -- 0.6%
   Evraz Group GDR                                       39,564           3,414
   Tenaris ADR                                          110,800           5,524
                                                                  --------------
                                                                          8,938
                                                                  --------------

MALAYSIA -- 2.4%
   Alliance Financial Group                             318,800             267
   AMMB Holdings                                      1,040,287           1,119
   Berjaya Sports Toto                                  435,300             701
   Commerce Asset Holdings                              369,100           1,148
   Digi.Com                                              64,700             494
   Gamuda                                             1,409,400           1,454
   Hong Leong Bank                                      484,809             879
   Hong Leong Industries                                 14,000              17
   IOI Properties                                        82,184             306
   KLCC Property Holdings                               765,200             699
   KNM Group                                            183,600             304
   Lion Industries                                      179,000             101
   Magnum                                               835,300             877
   Malayan Banking                                    1,184,250           3,129
   Malaysia Airports Holdings                            39,000              36
   Malaysian Bulk Carriers                              681,314             912
   MMC                                                1,687,400           1,688
   Multi-purpose Holdings                                63,000              37
   Oriental Holdings                                     10,000              18
   Padiberas Nasional                                   174,000              97
   Petronas Dagangan                                     28,200              71
   Public Bank*                                         249,796             820
   Public Bank (Foreign Market)                         234,000             797
   Ranhill                                              598,500             301
   Resorts World                                      5,175,200           5,566
   Sime Darby                                           824,600           2,410
   Tenaga Nasional                                    2,941,475           6,759
   Titan Chemicals                                       24,000              10
   UMW Holdings                                         663,551           1,255
   YTL Corp                                             381,540             883
                                                                  --------------
                                                                         33,155
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
MEXICO -- 5.2%
   Alfa                                                 203,400   $       1,348
   America Movil ADR, Ser L                             290,386          18,495
   America Movil, Ser L                               1,510,280           4,798
   Axtel*                                               169,900             366
   Carso Global Telecom, Ser A1                         199,954           1,069
   Cemex*                                             2,901,956           7,588
   Cemex ADR*                                           225,600           5,893
   Cia Minera Autlan SAB de CV                           93,200             194
   Coca-Cola Femsa, Ser L                               144,100             813
   Consorcio                                          2,882,200           2,934
   Controladora Comercial Mexicana                      418,700           1,178
   Corporacion GEO, Ser B*                              340,800           1,086
   Cydsa*                                                69,400              65
   Embotelladoras Arca*                                 233,150             898
   Empresas ICA*                                        153,500             908
   Empresas ICA Sociedad
     Controladora ADR*                                   22,200             525
   Financiera Independencia
     SAB de CV                                          460,600             751
   Fomento Economico Mexicano
     ADR                                                 35,646           1,489
   Gruma                                                520,968           1,242
   Grupo Bimbo, Ser A                                   117,600             706
   Grupo Carso, Ser A1                                  155,826             657
   Grupo Casa Saba ADR                                    4,500             150
   Grupo Continental                                    787,000           1,900
   Grupo Financiero Banorte                           1,148,364           4,979
   Grupo Mexico, Ser B                                  804,813           5,334
   Grupo Modelo, Ser C                                  349,800           1,529
   Industrias, Ser B*                                   135,100             535
   Kimberly-Clark de Mexico, Ser A                      121,000             536
   Megacable Holdings SAB de CV*                        113,100             302
   Mexichem SAB de CV                                   220,800           1,134
   Telefonos de Mexico ADR, Ser L                        31,620           1,189
   Urbi Desarrollos Urbanos*                            333,600           1,085
   Wal-Mart de Mexico, Ser V                            214,038             901
                                                                  --------------
                                                                         72,577
                                                                  --------------

NETHERLANDS -- 0.1%
   Vimetco GDR*                                         116,239             959
                                                                  --------------

PANAMA -- 0.1%
   Copa Holdings, Cl A*                                  51,600           1,966
                                                                  --------------

PERU -- 0.2%
   Cia de Minas Buenaventura ADR                         33,100           2,267
                                                                  --------------

PHILIPPINES -- 0.6%
   ABS-CBN Broadcasting PDR                             491,900             294
   Alliance Global Group*                             2,950,000             276
   Ayala Land                                         6,601,940           1,699
   Bank of the Philippine Islands                       556,326             706


--------------------------------------------------------------------------------
24   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   First Philippine Holdings                          1,088,400   $       1,068
   Globe Telecom                                         28,390           1,023
   JG Summit Holdings                                 3,229,000             742
   Manila Electric                                      199,560             382
   Metropolitan Bank & Trust                             99,600              95
   Petron                                               330,000              45
   Philex Mining                                        122,200              20
   Philippine Long Distance Telephone                    13,830             932
   SM Investments                                       140,324             941
   Union Bank of Philippines                            472,600             396
                                                                  --------------
                                                                          8,619
                                                                  --------------

POLAND -- 1.1%
   Bank Handlowy w Warszawie                             17,012             680
   Bank Pekao                                            19,341           1,720
   Bank Przemyslowo-Handlowy                             19,752             801
   Boryszew                                              14,000              51
   Ciech                                                  9,100             341
   Grupa Lotos                                           40,303             636
   KGHM Polska Miedz                                     74,841           3,454
   Polish Oil & Gas                                     576,000           1,269
   Polski Koncern Naftowy Orlen                         184,940           3,296
   Telekomunikacja Polska                               376,656           3,751
                                                                  --------------
                                                                         15,999
                                                                  --------------

RUSSIA -- 10.4%
   Gazprom OAO ADR                                    1,210,420          61,731
   LUKOIL Sponsored ADR                                 200,894          17,176
   Mechel ADR                                            51,500           5,860
   MMC Norilsk Nickel ADR                               485,490          13,691
   Mobile Telesystems ADR                               108,300           8,215
   Novolipetsk Steel GDR                                118,819           5,103
   Novorossiysk Sea Trade Port GDR                      139,250           2,089
   Open Investments GDR*                                 99,000           2,735
   Polyus Gold Sponsored ADR                             41,734           2,233
   Rosneft Oil GDR                                      191,400           1,724
   Rosneft Oil GDR (A)                                  376,795           3,410
   Sberbank GDR (EUR)                                    14,943           5,138
   Sberbank GDR*                                          2,742             941
   Severstal GDR                                         56,044           1,267
   Severstal Sponsored GDR (A)                           23,900             541
   Surgutneftegaz ADR                                    33,800           1,690
   Tatneft GDR                                           28,950           3,729
   Uralkali GDR*                                         72,625           2,978
   Vimpel-Communications Sponsored ADR                  158,600           4,740
   VTB Bank Sponsored GDR (A)                            68,000             492
   Wimm-Bill-Dann Foods ADR                              10,857           1,113
                                                                  --------------
                                                                        146,596
                                                                  --------------

SINGAPORE -- 0.0%
   Goodpack                                             270,000             312
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
SOUTH AFRICA -- 6.0%
   Aeci                                                  36,000   $         283
   African Bank Investments                             412,371           1,352
   African Rainbow Minerals                              33,000             914
   AngloGold Ashanti (B)                                 48,658           1,629
   AngloGold Ashanti Sponsored ADR                       62,620           2,126
   ArcelorMittal Steel South Africa                      44,000           1,067
   Aspen Pharmacare Holdings (B)                        324,100           1,272
   Assore                                                 8,062             612
   Barloworld                                            91,333           1,212
   Bidvest Group                                         53,671             740
   Combined Motor Holdings                                7,292              10
   DataTec                                               86,758             292
   FirstRand                                          1,430,218           2,816
   Gold Fields Sponsored ADR                            134,881           1,865
   Harmony Gold Mining (B)*                             230,068           2,753
   Harmony Gold Mining Sponsored ADR                    190,300           2,253
   Impala Platinum Holdings (B)                         205,026           7,897
   JD Group (B)                                         127,450             573
   Kumba Iron Ore                                        15,014             572
   Kumba Resources                                       30,000             407
   Liberty Group (B)                                    189,973           1,716
   Liberty Holdings                                      21,600             505
   Metropolitan Holdings                                351,000             579
   MTN Group                                            360,765           5,460
   Murray & Roberts Holdings (B)                        228,636           2,687
   Mvelaphanda Resources*                                22,000             170
   Nampak (B)                                           561,712           1,134
   Naspers (B)                                           67,700           1,175
   Nedbank Group (B)                                    260,799           3,748
   Omnia Holdings                                        17,350             152
   Palabora Mining                                        4,000              57
   Remgro                                                69,714           1,681
   RMB Holdings                                         177,727             536
   Sanlam                                             1,970,231           4,631
   Sappi (B)                                            342,848           3,878
   Sasol                                                393,209          18,801
   Shoprite Holdings                                    172,123             801
   Standard Bank Group                                  423,590           4,597
   Steinhoff International Holdings                     381,289             849
   Telkom                                                55,870             902
                                                                  --------------
                                                                         84,704
                                                                  --------------

SOUTH KOREA -- 13.6%
   Amorepacific                                             332             179
   Daegu Bank                                            55,320             743
   Daelim Industrial                                     17,196           2,196
   Daewoo Shipbuilding & Marine
     Engineering                                        109,121           4,159
   Daishin Securities                                       640              15
   Daou Technology                                       40,120             344
   Dongbu Insurance                                      27,070           1,039
   Doosan*                                                5,500           1,061


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   25

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   GS Engineering & Construction                         43,265   $       3,263
   Hana Financial Group                                  26,783           1,095
   Handsome                                              13,738             148
   Hanjin Heavy Industries &
     Construction                                        20,430           1,289
   Hanwha Chemical                                       58,660             992
   Hynix Semiconductor*                                  21,412             602
   Hyundai Development                                   53,964           3,683
   Hyundai Heavy Industries                              28,262          10,573
   Hyundai Marine & Fire Insurance                       10,010             211
   Hyundai Mipo Dockyard                                 10,142           2,279
   Hyundai Mobis                                         51,364           4,004
   Hyundai Motor                                         23,040           1,836
   Kangwon Land                                          21,890             451
   KCC Engineering & Construction                         3,100             165
   KISWIRE                                                7,830             314
   Kookmin Bank                                         109,990           6,153
   Kookmin Bank Sponsored ADR                            72,900           4,086
   Korea Development Financing                            3,050             115
   Korea Electric Power                                 192,696           5,847
   Korea Fine Chemical                                    3,474             237
   Korea Iron & Steel                                     4,920             363
   Korea Kumho Petrochemical                             13,680             791
   Korea Zinc                                             5,691             687
   Korean Petrochemical                                   3,890             146
   Korean Reinsurance                                    56,830             580
   KT                                                    14,100             668
   KT Sponsored ADR                                      62,470           1,484
   KT&G                                                  96,793           7,584
   Kumho Tire                                           105,430           1,118
   Kyeryong Construction Industrial                       8,130             278
   LG Chem                                               24,957           1,865
   LG Electronics                                        75,888           9,732
   LG Engineering & Construction                         21,751           3,185
   LG.Philips LCD                                       186,582           8,374
   Lotte Shopping                                        13,894           4,209
   LS Cable                                              13,109           1,185
   Nong Shim                                              6,134           1,118
   Nong Shim Holdings                                     4,632             339
   Pacific                                                1,580             192
   POSCO                                                 21,415          10,293
   POSCO ADR                                              4,040             481
   Pusan Bank                                            85,095           1,065
   S-Oil                                                 26,281           1,674
   S1 Corp/Korea                                         16,499             856
   Samho International                                   15,450             216
   Samsung                                               28,855           2,022
   Samsung Card                                          15,300             723
   Samsung Electronics                                   59,208          37,246
   Samsung Fire & Marine Insurance                       27,215           5,620
   Samsung Heavy Industries                              43,999           1,402
   Samwhan                                               10,460             227
   Samyang Genex                                          3,374             189
   SFA Engineering                                        8,190             542

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Shinhan Financial Group                              141,051   $       7,449
   Shinsegae                                             12,308           7,755
   Shinyoung Securities                                   3,914             202
   SK Energy                                             21,633           2,228
   SK Gas                                                 3,709             255
   SK Holdings                                           17,045           2,444
   SK Telecom                                            12,287           2,314
   SK Telecom ADR                                       162,830           3,519
   STX Pan Ocean                                        314,900             687
   Youngone                                               7,340              60
                                                                  --------------
                                                                        190,446
                                                                  --------------

TAIWAN -- 11.6%
   Ability Enterprise                                   563,000             767
   Acer                                               1,777,640           3,183
   Advanced Semiconductor Engineering                 4,644,692           4,526
   Asustek Computer                                   1,145,272           3,355
   AU Optronics                                       3,193,168           5,539
   Catcher Technology                                   484,940           1,804
   Cathay Financial Holding                           4,004,213          10,215
   Chi Mei Optoelectronics                              300,000             395
   China Development Financial Holding                7,203,000           3,319
   China Motor                                          925,985             896
   China Petrochemical Development*                     219,000             118
   China Steel                                        1,437,000           2,271
   Chinatrust Financial Holding                       8,896,947           8,595
   Chunghwa Picture Tubes                                54,000              17
   Chunghwa Telecom*                                     58,970           1,534
   Chunghwa Telecom ADR*                              3,868,863          10,175
   Compal Electronics                                 5,995,204           5,753
   CTCI                                                 561,550             472
   Delta Electronics*                                 1,799,427           5,319
   Far Eastern Department Stores                        245,000             407
   Far Eastern Textile                                  387,372             653
   Farglory Land Development                            200,000             728
   First Financial Holding*                           1,185,872           1,243
   Formosa Chemicals & Fibre                          1,091,000           2,830
   Formosa Plastics                                     529,000           1,600
   Grand Pacific Petrochemical*                         643,000             266
   HannStar Display                                   1,002,000             432
   High Tech Computer*                                  228,997           5,148
   HON HAI Precision Industry                         2,339,281          13,398
   Hua Nan Financial Holdings                         1,852,000           1,707
   InnoLux Display*                                      27,035              71
   InnoLux Display GDR (A)*                             493,816           2,598
   Inventec                                           1,462,000             895
   Lite-On Technology                                 1,618,527           1,883
   MediaTek*                                            368,550           4,853
   Mega Financial Holding*                            1,263,000             992
   Mitac International                                  878,557             795
   Nan Ya Plastic                                     2,533,000           6,295
   Nan Ya Printed Circuit Board                         170,203             815
   Nien Hsing Textile                                   692,000             478


--------------------------------------------------------------------------------
26   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Powerchip Semiconductor                            2,338,626   $         874
   Powertech Technology                                 105,000             377
   President Chain Store                                231,000             791
   President Securities*                                557,725             470
   Quanta Computer                                    3,136,115           4,331
   Radiant Opto-Electronics*                            589,714             747
   Siliconware Precision Industries                   2,592,621           4,352
   SinoPac Financial Holdings                         5,426,230           2,572
   Taiwan Cooperative Bank                            1,005,000             991
   Taiwan Fertilizer                                    867,000           3,781
   Taiwan Semiconductor Manufacturing*                4,329,027           8,992
   Taiwan Semiconductor Manufacturing
     ADR*                                               503,080           5,167
   Tatung*                                            1,479,000             954
   Teco Electric and Machinery                          605,000             372
   Tripod Technology                                    347,300           1,172
   Tung Ho Steel Enterprise                             604,000           1,133
   United Microelectronics (D)                        4,823,266           2,969
   Walsin Lihwa                                       2,001,000             988
   Wistron                                              581,885             927
   Yageo                                              2,520,440             925
   Yang Ming Marine Transport                           106,846              84
   Yuanta Financial Holding*                          3,509,000           3,292
                                                                  --------------
                                                                        162,601
                                                                  --------------
THAILAND -- 2.5%
   Bangkok Bank                                         342,200           1,511
   Bangkok Bank NVDR                                    520,000           2,230
   BEC World                                            190,671             173
   Charoen Pokphand Foods                             9,646,100           1,397
   Electricity Generating                               141,500             431
   Italian-Thai Development                             748,000             188
   Kasikornbank                                       1,303,400           3,809
   Kiatnakin Bank                                        24,700              23
   Krung Thai Bank                                    3,214,800           1,031
   Krung Thai Bank NVDR                               1,583,000             508
   Land and Houses                                    4,050,500           1,312
   PTT (Foreign)                                        681,234           6,837
   PTT Exploration & Production                         283,952           1,362
   PTT NVDR                                             173,000           1,736
   Siam Cement                                          220,900           1,529
   Siam Commercial Bank                               3,016,600           8,910
   Thai Airways International                           968,880             892
   Thai Rayon Pcl                                        23,000              52
   Thai Union Frozen Products                           983,200             628
   Thoresen Thai Agencies                                    75              --
                                                                  --------------
                                                                         34,559
                                                                  --------------

TURKEY -- 1.0%
   Aygaz                                                 78,000             263
   Bossa Ticaret Sanayi Isletme                          80,000              73
   Cimsa Cimento Sanayi VE Tica                          69,000             343
   Eregli Demir ve Celik Fabrikalari                     60,000             420

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Haci Omer Sabanci Holding                            930,994   $       2,899
   Kardemir Karabuk Demir Celik
     Sanayi ve Ticaret*                                 658,160             507
   KOC Holding*                                         475,000           1,323
   Petkim Petrokimya Holding*                            15,000              73
   Petrol Ofisi*                                        179,017             730
   Sinpas Gayrimenkul Yatirim Ortakligi*                 64,258             216
   Turk Hava Yollari*                                    52,000             243
   Turk Sise ve Cam Fabrikalari                         881,875           1,089
   Turkcell Iletisim Hizmet*                            194,226           1,614
   Turkcell Iletisim Hizmet ADR*                         16,700             349
   Turkiye Garanti Bankasi                              112,861             507
   Turkiye Is Bankasi                                   733,185           2,711
   Yazicilar Holding                                     17,580              93
                                                                  --------------
                                                                         13,453
                                                                  --------------
UNITED KINGDOM -- 0.7%
   Anglo American                                        81,641           4,913
   BHP Billiton (B)                                      35,081           1,032
   Vedanta Resources                                     79,921           3,329
                                                                  --------------
                                                                          9,274
                                                                  --------------
UNITED STATES -- 0.3%
   Central European Distribution*                        28,100           1,635
   Lenovo Group                                       4,312,000           2,770
                                                                  --------------
                                                                          4,405
                                                                  --------------
Total Common Stock
   (Cost $1,091,296) ($ Thousands)                                    1,289,573
                                                                  --------------
DEBENTURE BOND -- 0.0%

BRAZIL -- 0.0%
   Companhia Vale do Rio Doce*
         0.000%, 09/30/49                                     8              --
                                                                  --------------
Total Debenture Bond
   (Cost $0) ($ Thousands)                                                   --
                                                                  --------------
PREFERRED STOCK -- 5.7%

BRAZIL -- 5.7%
   Aracruz Celulose ADR, Cl B                             7,070             48
   ArcellorMittal Inox Brasil                            22,200          1,196
   Banco Bradesco                                        64,300          1,793
   Banco Itau Holding Financeira                         65,400          1,496
   Bradespar*                                            55,806          1,516
   Brasil Telecom                                         3,261             36
   Brasil Telecom Participacoes                          94,518          1,243
   Braskem, Cl A                                        302,400          2,594
   Centrais Eletricas Brasileiras, Cl B*                214,244          3,106
   Centrais Eletricas de Santa Catarina                   9,800            245
   Cia de Bebidas das Americas ADR                       59,944          4,529


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   27

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund (Concluded)

March 31, 2008

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cia de Tecidos do Norte de
     Minas - Coteminas                                  185,732   $         914
   Cia Energetica de Minas Gerais                        69,952           1,261
   Cia Paranaense de Energia                             72,827           1,194
   Cia Vale do Rio Doce, Cl A                           333,951           9,666
   Eletropaulo Metropolitana
     de Sao Paulo                                    29,163,615           2,295
   Inepar Industria e Construcoes*                        1,400              34
   Investimentos Itau                                 1,130,142           6,573
   Mangels Industrial*                                    2,800              55
   Marcopolo                                            146,075             480
   Metalurgica Gerdau                                    40,234           1,675
   NET Servicos de Comunicacao*                         359,700           3,808
   Petroleo Brasileiro                                  375,466          15,871
   Sadia                                                143,710             844
   Tam                                                  173,785           3,364
   Tele Norte Leste Participacoes                       141,581           3,749
   Telecomunicacoes de Sao Paulo                         88,357           2,216
   Telemar Norte Leste                                   59,780           3,113
   Telemig Celular Participacoes                         23,154             663
   Uniao de Industrias Petroquimicas                    289,500             258
   Universo Online                                       13,000              56
   Usinas Siderurgicas de Minas Gerais,
     Cl A                                                54,650           3,070
                                                                  --------------

                                                                         78,961
                                                                  --------------
INDIA -- 0.1%
   Tata Steel                                           334,338             886
                                                                  --------------
Total Preferred Stock
   (Cost $56,146) ($ Thousands)                                          79,847
                                                                  --------------
EQUITY LINKED WARRANTS -- 0.2%

HONG KONG -- 0.0%
   China Overseas Land, Expires 08/27/08*                   238              57
   China State International Construction
     Holdings, Expires 02/27/09*                             38               6
                                                                  --------------
                                                                             63
                                                                  --------------

RUSSIA -- 0.2%
   Sberbank, Expires 02/23/10*                            1,008           3,155
                                                                  --------------
Total Equity Linked Warrants
   (Cost $2,419) ($ Thousands)                                            3,218
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENTS**+ -- 2.4%

UNITED STATES -- 2.4%
   SEI Daily Income Trust,
     Prime Obligation Fund, Cl A,
     3.190%                                           2,105,888   $       2,106
   SEI Liquidity Fund, LP, 3.200% (C)                31,654,220          31,654
                                                                  --------------
Total Cash Equivalents
     (Cost $33,760) ($ Thousands)                                        33,760
                                                                  --------------
Total Investments -- 100.2%
     (Cost $1,183,621) ($ Thousands)                              $   1,406,398
                                                                  ==============

      Percentages are based on Net Assets of $1,403,563 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of March 31, 2008.

+     Affiliated security

(1)   In U.S. dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at March 31, 2008. The total value of securities on loan at March 31, 2008 was $30,634 ($ Thousands) (See Note 7).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2008 was $31,654 ($ Thousands) (See Note 7).

(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2008 was $5,459 ($ Thousands) and represents 0.39% of net assets.

ADR -- American Depositary Receipt
ADS -- American Depositary Share
Cl -- Class
EUR -- Euro
GDR -- Global Depositary Receipt
LP -- Limited Partnership
MTN -- Medium Term Note
NVDR -- Non-Voting Depositary Receipt
PDR -- Philippine Depositary Receipt
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

International Fixed Income Fund

March 31, 2008
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Government                                                                 40.0%
Financials                                                                 24.6%
Mortgage-Backed Securities                                                 11.7%
Time Deposits                                                               8.9%
Asset-Backed Securities                                                     6.3%
Telecommunication Services                                                  1.7%
Consumer Discretionary                                                      1.3%
Loan Participations                                                         1.1%
Industrials                                                                 1.0%
Utilities                                                                   0.9%
Materials                                                                   0.8%
Consumer Staples                                                            0.6%
Energy                                                                      0.6%
Healthcare                                                                  0.2%
Information Technology                                                      0.2%
U.S. Government Agency Mortgage-Backed Obligations                          0.1%

+     Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 65.3%

ARGENTINA -- 0.1%
   Republic of Argentina
         7.000%, 10/03/15                                 1,056   $         807
                                                                  --------------

AUSTRALIA -- 2.0%
   FMG Finance
         9.750%, 09/01/13                                   350             557
   Government of Australia, Ser 121
         5.250%, 08/15/10                                 3,442           3,076
   Government of Australia, Ser 217
         6.000%, 02/15/17                                 3,465           3,152
   Government of Australia, Ser 513
         6.500%, 05/15/13                                   365             339
   Government of Australia, Ser 611
         5.750%, 06/15/11                                 2,925           2,640
   Macquarie Bank MTN (A)
        5.404%, 06/20/13                                    200             317
   Macquarie Bank MTN (A)
         5.500%, 09/19/16             GBP                   336             621
   New S Wales Treasury
         7.000%, 12/01/10                                 4,950           4,536
   Queensland Treasury
         6.000%, 08/14/13                                   460             406
   Westfield Finance
         3.625%, 06/27/12                                   150             207
                                                                  --------------
                                                                         15,851
                                                                  --------------

AUSTRIA -- 0.5%
   Kommunalkredit Austria MTN
       4.125%, 02/07/14                                   1,650           2,609
   Telekom Finanzmanagement MTN
       5.000%, 07/22/13                                     601             929
   Wienerberger (A)
       6.500%, 02/09/17                                     300             373
                                                                  --------------
                                                                          3,911
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
BELGIUM -- 1.3%
   Kingdom of Belgium, Ser 31
         5.500%, 03/28/28                                 3,872   $       6,733
   Kingdom of Belgium, Ser 48
         4.000%, 03/28/22                                 2,100           3,145
                                                                  --------------
                                                                          9,878
                                                                  --------------

BERMUDA -- 0.1%
   Seadrill (A) (B)
         6.970%, 01/23/09             NOK                 2,000             392
                                                                  --------------

BRAZIL -- 0.3%
   Federal Republic of Brazil
         8.250%, 01/20/34                                 1,847           2,207
                                                                  --------------

CANADA -- 2.0%
   Bell Canada MTN
         5.000%, 02/15/17                                   270             206
   Canada Treasury Bill (D)
         2.670%, 06/26/08                                 4,190           4,065
   Canadian National Resources
         5.150%, 02/01/13                                   175             179
   General Motors Nova Fin
         8.875%, 07/10/23                                   160             211
   Government of Canada
         5.000%, 06/01/37                                 2,000           2,309
         3.750%, 06/01/12                                 8,000           8,053
   YPG Holdings MTN
         5.250%, 02/15/16                                   665             610
                                                                  --------------
                                                                         15,633
                                                                  --------------

CAYMAN ISLANDS -- 1.1%
   BES Finance (A)
         5.580%, 07/29/49                                   869           1,182
   Dar Al-Arkan International (A)
         6.305%, 07/16/12                                   825             770
   MUFG Capital Finance 2 (A)
         4.850%, 07/25/16                                 1,481           1,641
   Mizuho Capital Investments (A)
         5.020%, 06/30/11                                 1,850           2,562
   Pacific Life Funding
         5.500%, 05/14/09                                   691           1,090
   Resona Preferred Global Securities (A) (B)
         7.191%, 07/30/49                                   443             387
   Vale Overseas
         6.875%, 11/21/36                                   301             294
   Yorkshire Power Finance
         7.250%, 08/04/28             GBP                   408             845
                                                                  --------------
                                                                          8,771
                                                                  --------------

CZECH REPUBLIC -- 0.2%
   Czech Republic Bond
         6.550%, 10/05/11                                25,000           1,684
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   29

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
DENMARK -- 1.5%
   Danica Pension
       4.350%, 10/29/49                                   1,980   $       2,977
   Danske Bank MTN (A)
       5.875%, 03/26/15                                     540             853
   Kingdom of Denmark
       4.000%, 11/15/17                  DKK             10,025           2,103
   Nykredit (A)
       4.858%, 10/01/38                  DKK             28,490           5,706
                                                                  --------------
                                                                         11,639
                                                                  --------------
FRANCE -- 7.4%
   AXA MTN (A)
       5.777%, 07/29/49                                   1,100           1,510
   Caisse Eparg Ecr (A)
       4.750%, 02/28/49                                     200             260
   Caisse Nationale des Autoroutes
       4.500%, 03/28/18                                     813           1,301
   Caisse Refinancement de l'Habitat
       4.250%, 10/25/14                                     332             525
   Cie Financement Foncier
       4.625%, 09/23/17                                   1,400           2,243
   Cma Cgm Registered
       5.500%, 05/16/12                                     220             295
   Compagnie De St Gobain MTN (A)
       4.847%, 04/11/08                                     350             525
   Credit Agricole (London) MTN (A)
       4.018%, 01/19/10                                   1,400           2,201
   Csse Nat Csse Eparg Prev (A)
       6.117%, 10/29/49                                     250             335
   Dexia Municipal Agency
       4.500%, 11/13/17                                   2,100           3,283
   Government of France
       5.750%, 10/25/32                                   8,830          16,188
       4.750%, 04/25/35                                   6,640          10,669
       4.250%, 04/25/19                                     600             953
       4.000%, 10/25/38                                   1,755           2,483
       3.750%, 04/25/17                                   1,485           2,299
       3.750%, 04/25/21                                   1,433           2,140
       1.000%, 07/25/17                                   3,044           4,478
   Natixis MTN (A)
       4.552%, 01/26/17                                     300             433
   Renault MTN
       4.625%, 05/28/10                                   1,000           1,568
   Societe Generale
       6.999%, 12/29/49                                     400             589
       4.576%, 06/07/17                                     200             291
   Veolia Environnement MTN
       5.875%, 06/27/08                                   1,740           2,762
                                                                  --------------
                                                                         57,331
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
GERMANY -- 2.9%
   Bayer (A)
       5.000%, 07/29/05                                     718   $         980
   Bayer MTN, Ser E
       5.625%, 05/23/18                                     150             277
       5.450%, 04/10/10 (A)                                 250             392
   Bayerische Landesbank MTN (A)
       4.500%, 02/07/19                                   1,000           1,356
   Bundesobligation
       3.500%, 10/14/11                                     795           1,257
       2.250%, 04/15/13                                   3,600           5,924
   Bundesobligation, Ser 150
       4.000%, 04/13/12                                     505             812
   Commerzbank MTN (A)
       4.125%, 09/12/16                                     400             582
   Deutsche Bundesrepublik
       4.750%, 07/04/34                                   3,100           5,048
       4.250%, 07/04/39                                      85             128
       4.000%, 01/04/37                                   1,840           2,662
       3.750%, 01/04/17                                     100             157
   Henkel KGaA (A)
       5.375%, 11/25/04                                     221             305
   KFW
       4.700%, 06/02/37                                   2,080           2,007
   Munich Re (A)
       5.767%, 06/29/49                                     350             471
                                                                  --------------
                                                                         22,358
                                                                  --------------
HUNGARY -- 0.9%
   Republic of Hungary
       7.250%, 06/12/12                                 946,600           5,339
       6.750%, 02/12/13                                 301,290           1,653
                                                                  --------------
                                                                          6,992
                                                                  --------------
INDONESIA -- 0.1%
   Republic of Indonesia (B)
       6.875%, 01/17/18                                     752             788
                                                                  --------------
IRELAND -- 1.0%
   Allied Irish Banks PLC MTN (A)
       5.158%, 06/12/13                                     500             772
   Anglo Irish Bank MTN (A)
       5.114%, 06/25/14                                     450             624
   Ardagh Glass Group PIK
       10.750%, 03/01/15                                    178             234
   GE Capital Euro Funding MTN
       4.375%, 03/30/11                                     400             629
   GE Capital UK Funding MTN
       5.125%, 03/03/15                                   1,875           3,563


--------------------------------------------------------------------------------
30   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Hypo Real International Trust I (A)
       5.864%, 06/29/49                                   1,000   $         890
   Transcapit (Transneft) Registered
       5.381%, 06/27/12                                     600             911
                                                                  --------------
                                                                          7,623
                                                                  --------------
ITALY -- 3.3%
   Banca Italease MTN (A)
       4.213%, 02/02/10                                     700             990
   Banco Popolare Scarl MTN (A)
       4.709%, 02/08/17                                   1,350           1,927
   Buoni Poliennali Del Tesoro
       5.750%, 02/01/33                                   4,170           7,385
       4.000%, 02/01/37                                   6,600           8,957
   Ifil - Investments
       5.375%, 06/12/17                                     200             277
   Sanpaolo IMI MTN
       6.375%, 04/06/10                                   2,150           3,482
       6.375%, 11/12/17                                     300             585
   Unicredito Italiano MTN (A)
       4.500%, 09/22/19                                   1,300           1,923
                                                                  --------------
                                                                         25,526
                                                                  --------------
JAPAN -- 11.8%
   Aiful Corporation (B)
       6.000%, 12/12/11                                     534             495
   Development Bank of Japan
       2.300%, 03/19/26                                 110,000           1,146
       1.600%, 06/20/14                                 470,000           4,905
   East Japan Railway MTN
       4.750%, 12/08/31           GBP                     1,000           1,716
   Fukoku Mutual Life
     Insurance (A)
       4.500%, 09/28/25           EUR                       500             718
   Government of Japan
     10 Year Bond, Ser 256
       1.400%, 12/20/13                                 221,000           2,297
   Government of Japan
     10 Year Bond, Ser 288
       1.700%, 09/20/17                                 920,000           9,647
   Government of Japan
     15 Year Bond, Ser 35 (A)
       0.780%, 07/20/20                                 240,500           2,279
   Government of Japan
     15 Year Bond, Ser 37 (A)
       0.920%, 11/20/20                                 300,000           2,840
   Government of Japan
     15 Year Bond, Ser 39
       1.220%, 03/20/21                                 349,000           3,455
   Government of Japan
     15 Year Bond, Ser 40 (A)
       1.350%, 05/20/21                                 406,600           4,117

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Government of Japan
     20 Year Bond, Ser 41
       1.500%, 03/20/19                                 400,000   $       4,056
   Government of Japan
     20 Year Bond, Ser 48
       2.500%, 12/21/20                                 993,000          11,059
   Government of Japan
     20 Year Bond, Ser 82
       2.100%, 09/20/25                                 719,000           7,383
   Government of Japan
     20 Year Bond, Ser 99
       2.100%, 12/20/27                                 211,000           2,126
   Government of Japan
     30 Year Bond, Ser 20
       2.500%, 09/20/35                                  64,000             662
   Government of Japan
     30 Year Bond, Ser 22
       2.500%, 03/20/36                                 287,000           2,957
   Government of Japan
     30 Year Bond, Ser 27
       2.500%, 09/20/37                                 125,000           1,286
   Government of Japan
     CPI Linked Bond, Ser 10
       1.100%, 12/10/16                               1,650,000          16,552
   Government of Japan
     CPI Linked Bond, Ser 13
       1.300%, 09/10/17                                 111,600           1,133
   Government of Japan
     CPI Linked Bond, Ser 5
       0.800%, 09/10/15                                 498,988           4,937
   Japan Finance for Municipal
     Enterprises
       1.350%, 11/26/13                                 275,000           2,851
   Resona Bank (A)
       4.125%, 09/27/12           EUR                     1,000           1,336
   Sumitomo Mitsui Banking
       5.625%, 10/15/15 (A) (B)                             228             193
       4.375%, 10/27/14 (A)       EUR                       830           1,271
       4.375%, 10/15/15           EUR                       460             557
                                                                  --------------
                                                                         91,974
                                                                  --------------
JERSEY -- 0.2%
   HBOS Capital Funding LP (A)
       4.939%, 05/29/49                                   1,000           1,165
                                                                  --------------
LUXEMBOURG -- 1.0%
   Basell AF SCA Registered
       8.375%, 08/15/15                                     173             200
   Dexia Funding Lux (A)
       4.892%, 11/30/49                                     811           1,001
   Gaz Capital (B)
       6.212%, 11/22/16                                     230             213


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   31

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Gaz Capital (Gazprom) MTN
       6.580%, 10/31/13                                     150   $         269
   Gazprom OAO
       9.625%, 03/01/13                                     470             528
       7.288%, 08/16/37                                     500             456
   Glencore Finance
       6.500%, 02/27/19                                     400             689
       5.375%, 09/30/11                                     450             691
   Telecom Italia MTN
       7.000%, 04/20/11                                   2,050           3,296
   Tyco International Group
       6.000%, 11/15/13                                     331             332
                                                                  --------------
                                                                          7,675
                                                                  --------------
MEXICO -- 1.1%
   Mexican Bonos, Ser M10
       7.250%, 12/15/16                                  84,000           7,783
   Mexican Bonos, Ser MI10
       9.000%, 12/20/12                                  10,000             998
                                                                  --------------
                                                                          8,781
                                                                  --------------
NETHERLANDS -- 4.4%
   ASML Holding
       5.750%, 06/13/17                                     400             507
   Adecco International Financial Services
       4.500%, 04/25/13                                   1,200           1,760
   Allianz Finance II (A)
       6.125%, 05/31/22                                   1,000           1,601
   Asset Repackaging Trust MTN, PIK
       0.000%, 12/21/11                                     267             376
   BMW Finance MTN
       5.000%, 08/06/18                                     383             588
   Bank Nederlandse Gemeenten MTN,
     Ser E
       4.000%, 03/02/09                                   4,000           6,304
       4.000%, 02/15/12                                   2,765           4,370
   Boats Invest Netherlands MTN, PIK
       11.000%, 03/31/17                                    250             368
   Eureko (A)
       5.125%, 06/24/15                                     450             602
   Generali Finance (A)
       5.479%, 02/28/49                                     450             619
   Government of Netherlands
       7.500%, 01/15/23                                   2,243           4,737
   ING Bank MTN
       5.500%, 01/04/12                                     556             902
   ING Groep MTN (A)
       4.176%, 06/29/49                                     382             471
   ING Verzekeringen (A)
       6.250%, 06/21/21                                   1,000           1,569
   Iberdrola International MTN
       4.875%, 02/18/13                                     800           1,263

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       (Thousands)(1)  ($ Thousands)
--------------------------------------------------------------------------------
   Koninklijke Philips Electronic
       5.750%, 05/16/08                                     513   $         813
   Linde Finance (A)
       8.125%, 07/14/66                                     375             746
   Rabobank Nederland MTN (E)
       4.125%, 04/04/12                                   4,000           6,296
   Siemens Financieringsmat (A)
       6.125%, 09/14/66                                     275             495
                                                                  --------------
                                                                         34,387
                                                                  --------------
NEW ZEALAND -- 0.6%
   Government of New Zealand, Ser 709
       7.000%, 07/15/09                                     723             570
   Westpac New Zealand
       7.750%, 03/08/10                                   5,000           3,896
                                                                  --------------
                                                                          4,466
                                                                  --------------
NORWAY -- 1.5%
   DDI Holding
       10.000%, 03/15/12                                  2,000             382
   Eksportfinans MTN
       4.375%, 09/20/10                                   1,815           2,889
   Government of Norway
       6.000%, 05/16/11                                  22,700           4,651
   MPU Offshore Lift (A)
       10.900%, 12/22/11                                  1,500             307
   Norwegian Treasury Bill (D)
       4.680%, 06/18/08                                  12,705           2,475
   Petrojack (A) (B)
       12.210%, 05/30/12                                  2,000             386
   Petrolia Drilling (B)
       10.750%, 02/14/11                                  1,500             302
   Sevan Drilling (A) (B)
       10.940%, 12/07/12                                  2,000             386
   Sinvest (A) (B)
       10.000%, 12/22/09                                    500              97
                                                                  --------------
                                                                         11,875
                                                                  --------------
PANAMA -- 0.1%
   Republic of Panama
       9.375%, 04/01/29                                     879           1,156
                                                                  --------------
PERU -- 0.2%
   Republic of Peru
       7.350%, 07/21/25                                   1,094           1,231
                                                                  --------------
PHILIPPINES -- 0.2%
   Republic of Philippines
       8.875%, 03/17/15                                     158             186
       8.250%, 01/15/14                                     969           1,110
                                                                  --------------
                                                                          1,296
                                                                  --------------


--------------------------------------------------------------------------------
32   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)    ($ Thousands)
--------------------------------------------------------------------------------
POLAND -- 1.6%
   Republic of Poland
       6.250%, 10/24/15                                   2,560   $       1,166
       5.000%, 10/24/13                                  17,580           7,518
       4.750%, 04/25/12                                   8,605           3,680
                                                                  --------------
                                                                         12,364
                                                                  --------------
RUSSIA -- 0.4%
   Ministry Finance of Russia, Ser V
       3.000%, 05/14/08                                   1,162           1,160
   RS Finance (RSB)
       6.825%, 09/16/09                                     300             446
   Russian Federation Registered (C)
       7.500%, 09/30/08                                   1,168           1,345
                                                                  --------------
                                                                          2,951
                                                                  --------------
SINGAPORE -- 0.2%
   Government of Singapore
       4.625%, 07/01/10                                   1,798           1,410
                                                                  --------------
SOUTH AFRICA -- 0.7%
   Foodcorp Registered
       8.875%, 06/15/12                                     330             335
   Republic of South Africa, Ser R128
       6.750%, 03/31/21                                   3,900             392
   Republic of South Africa, Ser R204
       8.000%, 12/21/18                                   4,275             483
   Republic of South Africa
       13.000%, 08/31/10                                 25,000           3,287
       5.875%, 05/30/22                                   1,195           1,108
                                                                  --------------
                                                                          5,605
                                                                  --------------
SPAIN -- 0.1%
   Banco Sabadell (A)
       5.234%, 09/29/49                                     500             623
   Santander Issuances, MTN (A)
       4.663%, 07/25/17                                     250             376
                                                                  --------------
                                                                            999
                                                                  --------------
SUPRA-NATIONAL -- 1.9%
   European Investment Bank
       1.400%, 06/20/17           JPY                 1,316,000          13,415
   European Investment Bank
       6.000%, 08/14/13           AUD                       700             609
   International Finance
       11.000%, 07/01/09          ZAR                     8,080             990
                                                                  --------------
                                                                         15,014
                                                                  --------------
SWEDEN -- 1.7%
   Ericsson LM Telefon MTN
       7.375%, 06/05/08                                     300             597

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Kingdom of Sweden, Ser 1046
       5.500%, 10/08/12                                  18,975   $       3,418
   Kingdom of Sweden, Ser 1040
       6.500%, 05/05/08                                  43,905           7,417
   Svenska Handelsbanken MTN (A)
       4.194%, 12/29/49                                     467             613
   Svenska Handelsbanken MTN,
     Ser 182 (A)
       4.646%, 10/19/17                                     500             751
   Swedbank MTN (A)
       5.750%, 03/17/16           GBP                       420             703
                                                                  --------------
                                                                         13,499
                                                                  --------------
SWITZERLAND -- 0.2%
   Bombardier
       7.250%, 11/15/16                                     400             602
   UBS MTN, Ser 3156 (A)
       4.492%, 11/17/15                                     500             740
                                                                  --------------
                                                                          1,342
                                                                  --------------
UNITED ARAB EMIRATES -- 0.8%
   Emirate of Abu Dhabi (B)
       5.500%, 08/02/12                                   3,000           3,237
   Nakheel Development
       3.173%, 12/14/09                                   1,285           1,310
   National Bank of Abu Dhabi
       5.875%, 02/27/12                                     950           1,887
                                                                  --------------
                                                                          6,434
                                                                  --------------
UNITED KINGDOM -- 6.5%
   AIB UK 1 (A)
       4.781%, 12/17/49                   EUR               194             225
   Abbey National Treasury Services
       5.375%, 12/30/09                                     389             765
   Abbey National Treasury Services MTN
       4.250%, 04/12/21                   EUR             1,850           2,673
   Alliance & Leicester MTN
       4.750%, 03/01/11                                     322             594
       4.250%, 12/30/08                                     540           1,040
   Anglian Water Services Financial
     MTN
       5.250%, 10/30/15                                     280             541
       4.625%, 10/07/13                                   1,450           2,225
   Anglian Water Services Financial,
     Ser A5
       6.293%, 07/30/30                                     500             995
   Bank of Ireland Holdings MTN,
     Ser 1 (A)
       7.400%, 12/29/49                                     550             836
   Bank of Scotland MTN
       6.375%, 04/03/08                                     267             531
       4.750%, 06/08/22                                   1,775           2,683


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   33

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Barclays Bank MTN
         6.750%, 01/16/23 (A)                               350   $         671
         6.000%, 01/23/18                                   671           1,029
         5.750%, 09/14/26                                   274             465
         4.875%, 12/29/49 (A)                               281             332
   British Telecommunications
         5.750%, 12/07/28                                   111             186
   Brixton+
         5.250%, 10/21/15                                   280             501
   Chester Asset Receivables
         6.125%, 10/15/10                 EUR             2,160           3,482
   FCE Bank MTN
         7.875%, 02/15/11                                   400             668
         7.125%, 01/15/13                 EUR               500             626
   Friends Provident (A)
         6.875%, 11/21/19                                   413             541
   Getin Finance MTN (A)
         6.359%, 05/13/09                                   200             307
   HBOS (A)
         6.051%, 11/23/08                 EUR               405             592
   HBOS MTN (A)
         5.125%, 10/29/49                 EUR               386             482
         4.875%, 03/29/49                 EUR             1,000           1,303
   Hammerson+
         5.250%, 12/15/16                                   280             470
   Ineo's Group Holdings
         7.875%, 02/15/16                 EUR               111             128
   JPMorgan Chase MTN (A)
         4.375%, 11/12/19                                 1,000           1,316
   Lehman Brothers Capital
      Fund III (A)
         3.875%, 02/28/49                 EUR               450             593
   Lloyds TSB Bank (A)
         6.350%, 10/29/49                 EUR               391             597
   Lloyds TSB Bank MTN
         6.625%, 03/30/15                                   214             430
   MBNA Europe Funding MTN
         4.500%, 01/23/09                 EUR               558             880
   Marks & Spencer MTN
         5.625%, 03/24/14                                   268             483
   National Westminster Bank
         6.500%, 09/07/21                                   220             409
   Nationwide Bldg Society MTN
         3.125%, 01/26/10                                   352             521
   Northern Rock (B)
         5.625%, 06/22/17                                 2,550           2,702
   Northern Rock MTN (A)
         5.625%, 01/13/15                                    50              79
   Northumbrian Water Finance
         6.000%, 10/11/17                                   500             991
   Novae Group
         8.375%, 04/27/17                                   100             180
   OTE MTN
         5.375%, 02/14/11                                   150             238

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Old Mutual MTN (A)
         4.500%, 01/18/17                                   450   $         634
   Rexam MTN
         4.375%, 03/15/13                                   400             558
   Royal Bank of Scotland Capital
      Trust A (A)
         6.467%, 06/30/12                                   400             599
   Royal Bank of Scotland Group (A)
         7.648%, 08/31/49                                   225             215
   Southern Gas Network MTN,
      Ser A1 (A)
         4.686%, 10/21/10                                   100             155
   Standard Chartered Bank MTN (A)
         3.625%, 02/03/17                                   400             579
   United Kingdom Treasury
         8.750%, 08/25/17                                   600           1,590
         5.250%, 06/07/12                                 1,775           3,704
         5.000%, 03/07/18                                   300             627
         4.500%, 12/07/42                                 1,725           3,515
         4.250%, 12/07/46                                 1,100           2,162
   Vodafone Group MTN
         5.900%, 11/26/32                                   276             500
         4.250%, 05/27/09                 EUR             1,218           1,920
   W&DB Issuer, Ser B1 (A)
         5.641%, 07/15/35                                    60              98
   Zurich Finance MTN (A)
         6.625%, 10/30/49                                   260             451
                                                                  --------------
                                                                         51,617
                                                                  --------------

UNITED STATES -- 5.4%
   American International Group,
      Ser A3 (A)
         4.875%, 03/15/67                                   800             952
   BA Covered Bond Issuer MTN
         4.125%, 04/05/12                 EUR             3,100           4,835
   BNP Paribas Capital Trust III (A)
         6.625%, 12/29/49                 EUR             1,000           1,567
   Banca Poparle Bergamo Capital
      Trust (A)
         8.364%, 12/29/49                 EUR               475             764
   Banca Popolare Lodi Trust (A)
         6.742%, 06/29/49                 EUR               955           1,306
   Bear Stearns
         7.625%, 12/07/09                                   493             488
         3.250%, 03/25/09                                   721             684
   CIT Group MTN
         5.500%, 12/15/08                 GBP               416             620
         5.125%, 09/30/14                                    75              57
   Cablevision Systems, Ser B
         8.000%, 04/15/12                                   235             229
   Chesapeake Energy
         6.250%, 01/15/17                 EUR               400             574


--------------------------------------------------------------------------------
34   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount   Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Citigroup
         5.000%, 09/15/14                                     5   $           5
         4.750%, 02/10/19 (A)             EUR             1,000           1,346
   Commerzbank Cap Fund Trust
         5.012%, 03/29/49                 EUR               350             427
   Countrywide Financial MTN
         5.800%, 06/07/12                                   507             459
   Countrywide Home Loan MTN,
      Ser L
         4.000%, 03/22/11                                     9               8
   Credit Suisse First Boston
         3.875%, 01/15/09                                   646             646
   DaimlerChrysler MTN
         4.375%, 03/16/10                 EUR               400             629
   DirecTV Holdings
         6.375%, 06/15/15                                   232             216
   Dubai Islamic Bank
         2.929%, 03/22/12                                 1,050             971
   Dynegy Holdings
         8.375%, 05/01/16                                   230             228
   Electronic Data Systems, Ser B
         6.500%, 08/01/13                                   474             470
   Fisher Scientific International
         6.125%, 07/01/15                                    71              71
   Genworth Financial
         1.600%, 06/20/11                 JPY            89,000             838
   Goldman Sachs Group
         7.350%, 10/01/09                                   283             298
         5.125%, 10/16/14                                   700           1,022
         4.750%, 01/28/14                                   571             831
         4.674%, 02/04/13 (A)             EUR               450             647
         3.875%, 01/15/09                                   328             329
   HSBC Finance MTN
         6.125%, 01/22/10                 GBP               334             656
   HVB Funding Trust VIII (A)
         7.055%, 03/29/49                                 1,600           2,458
   Hertz
         8.875%, 01/01/14                                   221             209
   JPMorgan Chase MTN
         4.625%, 01/31/11                                   200             313
   JPMorgan Chase Bank (A)
         4.625%, 05/29/17                 EUR               650             926
   JPMorgan Chase Capital XXV,
      Ser Y
         6.800%, 10/01/37                                   340             312
   L-3 Communications, Ser B
         6.375%, 10/15/15                                   100              98
   Lehman Brothers Holdings
      MTN (A)
         4.250%, 09/26/16                 EUR               450             603
   MGM Mirage
         6.750%, 09/01/12                                   595             552
   Morgan Stanley MTN
         5.450%, 01/09/17                                   800             748
         3.750%, 03/01/13                 EUR             1,000           1,402

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Owens Corning
         6.500%, 12/01/16                                 1,330   $       1,103
   Pfizer
         1.800%, 02/22/16                 JPY           110,000           1,113
   Procter & Gamble
         5.125%, 10/24/17                                   200             319
   Qwest
         7.625%, 06/15/15                                   560             546
   Qwest Communications International
         7.500%, 02/15/14                                   335             315
   Reynolds American
         7.625%, 06/01/16                                   377             397
         7.300%, 07/15/15                                   195             202
         7.250%, 06/01/12                                   572             605
   SLM (A)
         4.806%, 06/15/08                 EUR               300             361
         4.756%, 06/15/09                 EUR               150             211
   Schering-Plough
         5.375%, 10/01/14                 EUR               350             525
   Sprint Capital
         8.750%, 03/15/32                                   203             171
   Tyson Foods
         8.250%, 10/01/11                                   991           1,055
   Wal-Mart Stores
         4.875%, 01/19/39                 GBP               238             397
         3.375%, 10/01/08                                   615             613
   Washington Mutual
         4.200%, 01/15/10                                    50              42
   Washington Mutual Bank MTN,
      Ser G
         4.500%, 01/17/17                 EUR             1,000           1,059
   Western Union
         5.930%, 10/01/16                                 1,538           1,527
   Windstream
         8.625%, 08/01/16                                   220             217
                                                                  --------------
                                                                         40,572
                                                                  --------------

Total Global Bonds
   (Cost $466,617) ($ Thousands)                                        507,204
                                                                  --------------

MORTGAGE-BACKED SECURITIES -- 11.3%

BELGIUM -- 0.4%
   B-Arena, Ser 2006-1, Cl A (A)
         4.511%, 04/22/44                                 2,000           3,015
                                                                  --------------

IRELAND -- 0.2%
   Immeo Residential Finance, Ser 2,
      Cl A (A)
         4.766%, 12/15/16                                   489             744
   Talisman Finance, Ser 7, Cl H (A)
         6.826%, 04/22/17                                   488             601
                                                                  --------------
                                                                          1,345
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   35

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
JAPAN -- 0.0%
   JLOC, Ser 37X, Cl B1 (A)
         1.285%, 01/15/15                                16,872   $         168
                                                                  --------------

NETHERLANDS -- 1.2%
   Beluga Master Issuer, Ser 2006-1,
      Cl A2 (A)
         4.432%, 04/28/99                                 2,200           3,275
   Saecure, Ser 5, Cl A (A)
         4.473%, 05/25/42                                 1,063           1,623
   Skyline, Ser 2007-1, Cl D (A)
         5.221%, 07/22/43                                   200             289
   Storm, Ser 2006-1, Cl A2 (A)
         4.521%, 04/22/48                                 2,500           3,750
                                                                  --------------
                                                                          8,937
                                                                  --------------

UNITED KINGDOM -- 1.6%
   Arkle Master Issuer, Ser 2006-1X,
      Cl 2C (A)
         4.705%, 02/17/52                                   350             541
   Arkle Master Issuer PLC, Ser 2006-1X,
      Cl 5M1
         4.630%, 02/17/52                                   150             205
   Canary Wharf Finance, Ser II,
      Cl C2 (A)
         6.078%, 10/22/37                                   200             316
   Gracechurch Mortgage Financing,
      Ser 2006-1, Cl C3 (A)
         4.628%, 11/20/56                                   250             349
   Gracechurch Mortgage Financing,
      Ser 2007-1X, Cl 2D2 (A)
         4.760%, 11/20/56                                   400             586
   Gracechurch Mortgage Financing,
      Ser 2007-1X, Cl 3A2 (A)
         4.458%, 11/20/56                                 2,000           3,076
   Granite Master Issuer, Ser 2006-2,
      Cl A5 (A)
         4.546%, 12/20/54                                 1,000           1,489
   Leek Finance, Ser 15X, Cl BA
         6.335%, 03/21/37                                   100             178
   Permanent Financing, Ser 5,
      Cl 3A (A)
         3.150%, 06/10/34                                 1,920           1,908
   Permanent Financing, Ser 7,
      Cl 3B (A)
         4.550%, 06/10/42                                 2,500           3,747
                                                                  --------------
                                                                         12,395
                                                                  --------------

UNITED STATES -- 7.9%
   American Home Mortgage,
      Ser 2006-6, Cl A1a (A)
         2.788%, 12/25/46                                   381             285

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Arran Residential Mortgages Funding,
      Ser 2006-1x, Cl BC (A)
         4.731%, 04/12/56                                   500   $         754
   BCAP Trust, Ser 2007-AA1, Cl 1A1 (A)
         2.698%, 02/25/47                                 2,133           1,556
   Banc of America Commercial
      Mortgage Securities, Ser 2007-5,
      Cl A4
         5.492%, 10/10/17                                 1,200           1,164
   Banc of America, Ser 2006-6, Cl A2
         5.309%, 10/10/45                                 2,680           2,634
   Bear Stearns Adjustable Rate Mortgage
      Trust, Ser 2004-6, Cl 3A (A)
         5.431%, 09/25/34                                   543             523
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-PW14, Cl A4
         5.201%, 12/11/38                                 2,775           2,677
   Bear Stearns, Ser 2006-2, Cl 2A1 (A)
         5.650%, 07/25/36                                   900             869
   Citigroup Mortgage Loan Trust,
      Ser 2005-2, Cl 1A4 (A)
         5.109%, 05/25/35                                 2,558           2,403
   Commercial Mortgage Asset Trust,
      Ser 1999-C1, Cl A3
         6.640%, 01/17/32                                 1,178           1,190
   Countrywide Alternative Loan Trust,
      Ser 2006-43CB, Cl 1A7
         6.000%, 01/31/37                                 3,668           3,543
   Countrywide Alternative Loan Trust,
      Ser 2006-OC8, Cl 2A1A (A)
         2.688%, 11/25/36                                 1,897           1,774
   Countrywide Home Loans,
      Ser 2003-56, Cl 5A1 (A)
         4.781%, 12/25/33                                   578             496
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKS4, Cl A2
         5.183%, 11/15/36                                 1,930           1,928
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-CKS4, Cl A1
         4.485%, 11/15/36                                 1,618           1,588
   Credit Suisse Mortgage Capital,
      Ser 2006-C5, Cl A3
         5.311%, 12/15/39                                 1,215           1,180
   Deutsche Alt-A Securities,
      Ser 2007-BAR1, Cl A1 (A)
         2.678%, 03/25/37                                 1,728           1,640
   Deutsche Alt-A Securities,
      Ser 2006-0a1, Cl A1
         2.798%, 02/25/47                                   527             401
   FHLMC (A)
         3.177%, 02/15/37                                 1,267           1,216
         3.147%, 02/15/37                                 1,013             969


--------------------------------------------------------------------------------
36   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   FNMA 15 Year TBA
         5.500%, 04/30/22                                 2,300   $       2,347
   GNMA 30 Year TBA
         5.500%, 04/01/38                                 3,600           3,670
   GSR Mortgage Loan Trust,
     Ser 2005-AR1, Cl 4A1 (A)
         5.133%, 01/25/35                                   655             585
   GSR Mortgage Loan Trust,
     Ser 2006-0a1, Cl 2a1 (A)
         2.788%, 08/25/46                                   548             417
   GSR Mortgage Loan Trust,
     Ser 2007-AR2, Cl 2A1 (A)
         5.498%, 05/25/37                                 2,982           2,875
   Greenwich Capital Commercial
     Funding Corp,
     Ser 2007-gg11 Cl A4
         5.736%, 12/10/49                                   220             217
   JPMorgan Chase Commercial
     Mortgage, Ser 2005-LDP5 Cl A4 (A)
         5.179%, 12/15/44                                 1,220           1,216
   JPMorgan Mortgage Trust,
     Ser 2004-A5, Cl 3A1 (A)
         5.309%, 12/25/34                                   669             669
   LB Commercial Conduit Mortgage
     Trust, Ser 2007-C3, Cl A4 (A)
         6.134%, 07/15/44                                   185             187
   LB-UBS Commercial Mortgage
     Trust, Ser 2007-C6, Cl A4 (A)
         5.858%, 07/15/17                                 1,310           1,306
   LB-UBS Commercial Mortgage Trust,
     Ser 2007-C7, Cl A1A
         4.475%, 10/15/29                                 2,908           2,791
   Merrill Lynch/Countrywide
     Commercial Mortgage,
     Ser 2006-3, Cl A4 (A)
         5.414%, 07/12/46                                 1,165           1,143
   MLCC Mortgage Investors,
     Ser 2006-3, Cl 2A1 (A)
         6.090%, 10/25/36                                 1,887           1,808
   Morgan Stanley Capital I,
     Ser 2006-IQ12, Cl A4
         5.319%, 12/15/43                                 2,560           2,490
   Morgan Stanley Capital I,
     Ser 2007-IQ16, Cl A4
         5.809%, 12/12/49                                 1,300           1,289
   Morgan Stanley Capital I,
     Ser 2007-HQ13, Cl A3
         5.569%, 12/15/44                                 1,925           1,869
   Prudential Securities, Ser 2000-CA,
     Cl A2 (A)
         7.727%, 05/17/32                                 2,455           2,540
   Salomon Brothers Mortgage Securities,
     Ser 2000-C1, Cl A2 (A)
         7.520%, 12/18/09                                 2,435           2,502

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                     (Thousands) (1)   ($ Thousands)
--------------------------------------------------------------------------------
   Wachovia Bank Commercial
      Mortage Trust, Ser 2006-C25,
      Cl A4 (A)
         5.742%, 05/15/43                                   395   $         399
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C29, Cl A4
         5.315%, 11/15/48                                   305             296
   Washington Mutual Mortgage Pass-Through
      Certificates, Ser 2006-AR10, Cl 3A2 (A)
         6.097%, 08/25/46                                   445             405
   Washington Mutual Mortgage Pass-Through
      Certificates, Ser 2006-AR1E, Cl 3A2 (A)
         5.544%, 01/25/37                                 1,120             982
   Washington Mutual Mortgage Pass-Through
      Certificates, Ser 2007-0a3, Cl 4a1 (A)
         5.096%, 04/25/47                                   519             350
   Washington Mutual Mortgage Pass-Through
      Certificates, Ser 2007-HY1, Cl 3A2 (A)
         5.883%, 02/25/37                                   423             374
                                                                  --------------
                                                                         61,517
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $86,807) ($ Thousands)                                          87,377
                                                                  --------------

ASSET-BACKED SECURITIES -- 6.1%

FRANCE -- 0.4%
   Auto Compartiment,
      Ser 2006-1, Cl B
         4.538%, 07/25/17                                   500             683
   Auto Compartiment, Ser 2007-1, Cl A (A)
         4.483%, 02/25/19                                 1,000           1,526
   FCC Sparc, Ser 2005-1, Cl B (A)
         5.318%, 07/15/11                                   400             613
   FCC Sparc, Ser 2007-1, Cl D (A)
         7.148%, 07/15/08                                   100             155
                                                                  --------------
                                                                          2,977
                                                                  --------------

GERMANY -- 0.1%
   Prime Bricks, Ser 2007-1, Cl B (A)
         4.678%, 01/30/40                                   350             528
   Prime Bricks, Ser 2007-1, Cl C (A)
         4.880%, 01/30/40                                   100             147
                                                                  --------------
                                                                            675
                                                                  --------------

IRELAND -- 0.0%
   Mermaid Secured Finance,
      Ser 2007-1, Cl C (A)
         4.678%, 01/30/40                                   100             150
   Mermaid Secured Finance,
      Ser 2007-1, Cl D (A)
         4.880%, 01/30/40                                   100             148
                                                                  --------------
                                                                            298
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   37

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
JERSEY -- 0.0%
   Whinstone Capital Management,
      Ser 1X, Cl B1 (A)
         6.596%, 10/25/45                                   201   $         320
                                                                  --------------
LUXEMBOURG -- 0.4%
   Geldilux, Ser 2005-TS, Cl 1A (A)
         4.738%, 12/10/12                                 2,000           3,153
                                                                  --------------
NETHERLANDS -- 1.0%
   Amstel Corporate Loan Offering,
      Ser 2007-1, Cl A2 (A)
         4.844%, 03/25/17                                 1,000           1,538
   Lambda Finance, Ser 2005-1X,
      Cl A2 (A)
         4.580%, 11/15/29                                 1,500           2,294
   Shield, Ser 1, Cl A (A)
         4.616%, 01/20/14                                 2,500           3,766
                                                                  --------------
                                                                          7,598
                                                                  --------------
SPAIN -- 0.4%
   FTA Santander Auto, Ser 1, Cl A (A)
         4.430%, 11/25/21                                 1,397           2,186
   Santander Consumer Finance,
      Ser 2007-1, Cl A (A)
         4.800%, 09/20/22                                   500             767
                                                                  --------------
                                                                          2,953
                                                                  --------------
UNITED KINGDOM -- 0.5%
   Metrix Funding, Ser 1X, Cl A2 (A)
         4.563%, 02/10/19                                 2,500           3,605
                                                                  --------------
UNITED STATES -- 3.3%
   Chase Issuance Trust,
      Ser 2007-A17, Cl A
         5.120%, 10/15/14                                 1,400           1,448
   Chase Manhattan Auto Owner
      Trust, Ser 2005-B, Cl A4
         4.880%, 06/15/12                                 3,230           3,262
   Citibank Credit Card Issurance
      Trust, Ser A4, Cl A4
         5.375%, 04/10/13                EUR              1,900           2,976
   Countrywide Asset-Backed
      Certificates, Ser 2007-2,
      Cl 2A1 (A)
         2.649%, 03/14/37                                 2,410           2,300
   Ford Credit Auto Owner Trust,
      Ser 2006-B, Cl A2B (A)
         2.838%, 07/15/09                                   380             380
   Ford Credit Auto Owner Trust,
      Ser 2006-C, Cl A3
         5.160%, 11/15/10                                 2,215           2,251

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Home Equity Asset Trust,
      Ser 2007-2, Cl 2A1
         2.709%, 07/25/37                                   905   $         831
   MBNA Credit Card Master Note
      Trust, Ser 2006-A1, Cl A1
         4.900%, 07/15/11                                 1,030           1,045
   Peco Energy Transition Trust,
      Ser A, Cl A1
         6.520%, 12/31/10                                 2,600           2,778
   SLM Student Loan Trust, Ser 2,
      Cl A5 (A)
         4.468%, 04/22/08                EUR              1,000           1,531
   Soundview Home Loan Equity
      Trust, Ser 2007-NS1, Cl A1 (A)
         2.719%, 04/25/08                                 1,745           1,689
   Structured Asset Investment Loan
      Trust, Ser 2006-BNC3, Cl A2 (A)
         2.639%, 09/25/36                                 1,308           1,265
   USAA Auto Owner Trust,
      Ser 2006-4, Cl A3
         5.010%, 06/15/11                                 3,105           3,146
   Wells Fargo Home Equity,
      Ser 2006-2, Cl A1 (A)
         2.669%, 04/25/08                                   755             738
                                                                  --------------
                                                                         25,640
                                                                  --------------
Total Asset-Backed Securities
   (Cost $43,798) ($ Thousands)                                          47,219
                                                                  --------------
CORPORATE OBLIGATIONS -- 3.6%

UNITED STATES -- 3.6%
   AT&T
         6.500%, 09/01/37                                   650             643
   Autonation (A) (B)
         7.360%, 04/15/08                                    44              36
   Bear Stearns MTN
         6.950%, 08/10/12                                   995             995
   CSC Holdings, Ser B
         8.125%, 07/15/09                                    65              66
   Capital One Bank
         4.250%, 12/01/08                                   521             514
   Centex
         7.500%, 01/15/12                                   366             337
   CIT Group
         7.625%, 11/30/12                                   290             241
   Citicorp MTN
         6.375%, 11/15/08                                   111             113
   Comcast
         6.950%, 08/15/37                                 1,060           1,062
   Comcast Cable Communication
         6.200%, 11/15/08                                   251             254
   Computer Sciences (B)
         5.500%, 03/15/13                                   605             607


--------------------------------------------------------------------------------
38   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Financial
         6.250%, 05/15/16                                   132   $         107
   Embarq
         7.082%, 06/01/16                                 1,783           1,688
   Fisher Scientific International
         6.750%, 08/15/14                                   107             109
   Ford Motor Credit
         6.625%, 06/16/08                                   365             361
   Freeport-McMorRan Copper & Gold
         8.250%, 04/01/15                                   225             237
   ILFC E-Capital Trust I (A) (B)
         5.900%, 06/21/08                                   150             120
   JPMorgan Chase
         6.000%, 01/15/18                                 3,025           3,155
   JPMorgan Chase MTN (A)
         5.437%, 12/22/08                                 4,000           3,985
   Lehman Brothers Holdings
         6.500%, 07/19/17                                   197             187
   Liberty Mutual Group (B)
         7.800%, 03/15/37                                   315             266
   Limited Brands
         5.250%, 11/01/14                                   935             795
   MGM Mirage
         8.375%, 02/01/11                                   211             212
   Merrill Lynch
         6.050%, 05/16/16                                   375             356
   Merrill Lynch MTN, Ser C
         4.125%, 01/15/09                                   645             637
   Mirant Americas
         8.500%, 10/01/21                                   399             362
   Motorola
         7.500%, 05/15/25                                    85              74
         6.500%, 09/01/25                                   531             436
   NB Capital Trust IV
         8.250%, 04/15/27                                   614             631
   NRG Energy
         7.375%, 02/01/16                                   225             220
   Nextel Communications, Ser E
         6.875%, 10/31/13                                 1,012             799
   PPG Industries
         6.650%, 03/15/18                                   562             596
   Prudential Financial MTN
         5.150%, 01/15/13                                   355             354
   Reliant Energy
         7.875%, 06/15/17                                   225             224
         7.625%, 06/15/14                                   175             174
   SLM MTN
         5.050%, 11/14/14                                 1,392           1,012
   Sara Lee
         6.250%, 09/15/11                                   448             475
   Starwood Hotels & Resorts
         7.375%, 11/15/15                                 1,194           1,162

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                               (Thousands)(1)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   UBS (Stamford)
         5.875%, 12/20/17                                   800   $         817
   Union Bank Of California
         5.950%, 05/11/16                                   392             383
   US Steel
         6.050%, 06/01/17                                   615             569
   Union Carbide
         7.750%, 10/01/96                                   910             831
   Wachovia Capital Trust III (A)
         5.800%, 03/15/11                                   385             274
   Wells Fargo & Company
         5.250%, 01/31/13                                   850             846
   Western Financial Bank
         9.625%, 05/15/12                                   432             458
   Williams
         7.875%, 09/01/21                                   207             224
   Xerox
         7.625%, 06/15/13                                   210             217
                                                                  --------------
Total Corporate Obligations
   (Cost $29,273) ($ Thousands)                                          28,221
                                                                  --------------
PREFERRED STOCK -- 0.1%

UNITED STATES -- 0.1%
   Citigroup                                             19,000             457
                                                                  --------------
Total Preferred Stock
   (Cost $475) ($ Thousands)                                                457
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.1%
   FHLMC
         6.750%, 03/15/31                                   800           1,004
                                                                  --------------
Total U.S. Government Agency Obligation
   (Cost $976) ($ Thousands)                                              1,004
                                                                  --------------
TIME DEPOSITS -- 8.5%

UNITED STATES -- 8.5%
   Lloyds TSB
         2.970%, 04/10/08                                17,099          17,099
         2.780%, 05/05/08                                17,101          17,101
   Royal Bank of Canada
         2.560%, 04/10/08                                17,082          17,082
   Royal Bank of Scotland
         2.640%, 04/30/08                                15,065          15,065
                                                                  --------------
Total Time Deposits
   (Cost $66,347) ($ Thousands)                                          66,347
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   39

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

-------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
LOAN PARTICIPATIONS -- 1.1%

UNITED STATES -- 1.1%
   Aramark Term Loan
       8.129%, 01/26/14              GBP                    297   $         538
   Beverly Enterprises Term Loan
       5.454%, 07/24/11                                     341             310
   Boston Generating Term Loan
       7.610%, 12/22/13                                     744             572
   Cablevision, Ser B Term Loan
       4.750%, 03/14/13                                     491             457
   Education Management Term Loan
       6.625%, 05/26/13                                     724             627
   First Data
       7.634%, 09/24/14                                     399             359
   Ford Motor Company Term Loan
       8.000%, 11/29/13                                     743             608
   Lear Term Loan
       5.435%, 04/25/12                                     818             744
   London Arena & Waterfront Term Loan
       7.633%, 01/31/12                                   1,179           1,061
   Momentive Performance Term Loan
       5.375%, 12/04/13                                     977             852
   Peach Holding Term Loan
       7.340%, 11/21/13                                     583             445
   TP Generation Holdings Term Loan
       9.080%, 12/15/14                                     500             437
   Targus Group Term Loan
       7.750%, 11/22/12                                     492             400
   TXU Term B Loan (A)
       6.596%, 10/31/14                                     399             363
   United Subcontractors Term Loan
       7.681%, 12/27/12                                     687             414
                                                                  --------------
Total Loan Participations
   (Cost $9,653) ($ Thousands)                                            8,187
                                                                  --------------
Total Investments -- 96.1%
   (Cost $703,946) ($ Thousands)                                  $     746,016
                                                                  ==============

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2008, is as follows:

---------------------------------------------------------------------
                                                         UNREALIZED
                      CURRENCY            CURRENCY       APPRECIATION
MATURITY             TO DELIVER          TO RECEIVE     (DEPRECIATION)
  DATE               (THOUSANDS)        (THOUSANDS)     ($ THOUSANDS)
---------------------------------------------------------------------
4/3/08-4/23/08    USD          871    NOK       4,630   $          39
4/3/08-5/7/08     CZK       53,528    USD       3,297             (67)
4/3/08-5/7/08     MXP      104,741    USD       9,695            (100)
4/3/08-5/7/08     SEK       57,499    USD       9,170            (520)
4/3/08-5/14/08    PLN       44,815    USD      19,136          (1,018)
4/3/08-5/29/08    EUR      286,670    USD     439,101         (14,688)
4/3/08-6/4/08     CAD       30,332    USD      30,055             502
4/3/08-6/11/08    JPY   17,809,221    USD     169,313          (9,911)
4/3/08-6/12/08    AUD       20,766    USD      18,571            (314)
4/3/08-6/12/08    USD        5,261    AUD       5,729             (62)
4/3/08-6/16/08    NOK       29,142    USD       5,613            (112)
4/3/08-9/10/08    GBP       31,254    USD      61,979              35
4/3/08-9/10/08    USD       24,333    EUR      15,937             887
4/10/08           AUD        6,853    GBP       3,165              37
4/10/08           GBP        3,572    AUD       7,779              (1)
4/10/08           USD        2,508    SEK      16,160             216

---------------------------------------------------------------------
                                                          UNREALIZED
                      CURRENCY            CURRENCY       APPRECIATION
MATURITY             TO DELIVER          TO RECEIVE     (DEPRECIATION)
  DATE               (THOUSANDS)        (THOUSANDS)     ($ THOUSANDS)
---------------------------------------------------------------------
4/10/08-4/28/08   EUR        3,483    SEK      32,942   $          36
4/10/08-4/28/08   SEK       40,510    EUR       4,316               8
4/10/08-6/4/08    USD       10,323    CAD      10,396            (195)
4/10/08-8/12/08   CHF       22,154    GBP      10,399          (1,791)
4/10/08-8/12/08   GBP        8,495    CHF      18,200           1,565
4/10/08-9/10/08   AUD       15,230    JPY   1,425,000             644
4/10/08-9/10/08   GBP       13,111    JPY   2,872,000           3,017
4/10/08-9/10/08   JPY    1,425,000    AUD      14,846            (990)
4/10/08-9/10/08   JPY    2,872,000    GBP      12,946          (3,343)
4/11/08-6/11/08   USD       48,763    JPY   5,057,527           2,131
4/14/08-9/10/08   EUR        9,925    JPY   1,533,461            (183)
4/16/08           GBP          688    EUR         915              83
4/16/08-8/12/08   EUR        3,606    CHF       5,796             166
4/23/08           DKK       49,176    USD       9,679            (763)
4/23/08           USD        2,541    DKK      13,011             222
4/23/08           USD        4,252    PLN       9,789             153
4/23/08-5/14/08   NZD        7,585    USD       5,796            (139)
4/23/08-5/22/08   ZAR       34,059    USD       4,613             444
4/23/08-6/11/08   CHF       18,609    USD      16,829          (1,994)
4/23/08-9/10/08   USD        2,310    GBP       1,151             (52)
4/24/08           HUF    1,291,844    USD       7,105            (746)
4/24/08           USD          188    HUF      32,617              10
4/25/08           HUF      426,253    PLN       5,980             101
4/25/08           PLN        8,935    EUR       2,480             (94)
4/30/08           NZD        3,525    AUD       3,085              48
5/6/08            EUR        1,840    NOK      14,837               1
5/6/08            NOK        7,381    EUR         935              31
5/8/08-6/11/08    USD       11,645    CHF      12,589           1,090
5/14/08-8/12/08   CHF       11,700    NZD      13,725          (1,183)
5/14/08-8/12/08   NZD       14,116    CHF      11,700             878
5/30/08           SGD          356    USD         259              --
7/10/08-9/10/08   JPY    1,510,000    EUR       9,690             (22)
8/12/08           CHF        2,600    EUR       1,628             (66)
9/10/08           USD        1,100    NZD       1,414             (19)
                                                        -------------
                                                        $     (26,029)
                                                        =============

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows:

--------------------------------------------------------------------------
                                                               UNREALIZED
                                  NUMBER OF                   APPRECIATION
TYPE OF                           CONTRACTS    EXPIRATION    (DEPRECIATION)
CONTRACT                        LONG (SHORT)      DATE        ($ THOUSANDS)
--------------------------------------------------------------------------
Australian 10-Year Bond              25         Jun-2008     $          (8)
Canadian 10-Year Bond                63         Jun-2008               247
Euro-Bobl                           117         Jun-2008              (222)
Euro-Bund                           112         Jun-2008              (157)
Euro-Schatz                         243         Jun-2008              (189)
Fed Funds 30-Day Bond May 08         (3)        May-2008                --
Japanese 10-Year Bond                 6         Jun-2008               126
Long Gilt 10-Year Bond               22         Jun-2008               128
U.S. 10-Year Treasury Note         (365)        Jun-2008            (1,082)
U.S. 2-Year Treasury Note          (189)        Jul-2008                19
U.S. 5-Year Treasury Note          (217)        Jun-2008              (118)
U.S. Long Treasury Bond             (41)        Jun-2008              (137)
                                                             -------------
                                                             $      (1,393)
                                                             =============

A summary of outstanding swap agreements held by the Fund at March 31, 2008, is as follows (See Note 2 in Notes to Financial Statements):

------------------------------------------------------------------------------------
                                TOTAL RETURN SWAP
------------------------------------------------------------------------------------
                                                             NOTIONAL    UNREALIZED
                                              EXPIRATION      AMOUNT    DEPRECIATION
DESCRIPTION                                      DATE      (THOUSANDS)  ($ THOUSANDS)
------------------------------------------------------------------------------------
Receive payment on the quarterly reset
   spread from Lehman Global Aggregate Ex
   USD RBI Basket Series 1 Index plus 11
   basis points times the notional amount.
   Fund receives payment if the return on
   the spread appreciates over the payment
   period and pays if the return on the
   spread depreciates over the payment
   period. (Counterparty: Lehman Brothers)      03/01/09       86,000   $        (54)
                                                                        ============


--------------------------------------------------------------------------------
40   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

-------------------------------------------------------------------------------------
                                    CREDIT DEFAULT SWAPS
-------------------------------------------------------------------------------------
                                                             NOTIONAL     UNREALIZED
                                         EXPIRATION           AMOUNT     DEPRECIATION
DESCRIPTION                                 DATE            (THOUSANDS)  ($ THOUSANDS)
-------------------------------------------------------------------------------------
Fund receives a quarterly payment of
   0.0075% (0.03% per annum) time
   the notional amount of ITRAXX
   Japan Senior Financials 5 year
   Series 8. Upon a defined credit
   event, Fund will receive the
   notional amount and deliver
   the defined obligation.
   (Counterparty: Merrill Lynch)           12/20/12   JPY      300,000   $        (16)

Fund receives a quarterly payment of
   1.0000% (4.00% per annum)
   time the notional amount of
   Kaupthing Bank HF, floating  rate,
   12/01/2009. Upon a defined credit
   event, Fund pays the notional
   amount and takes receipt of the
   defined obligation.
   (Counterparty: Citibank)                12/20/08   EUR          400            (32)
                                                                         ------------
                                                                         $        (48)
                                                                         ============

------------------------------------------------------------------------------------------
                                       INTEREST RATE SWAPS
------------------------------------------------------------------------------------------
                                                                              UNREALIZED
                                                                NOTIONAL     APPRECIATION
                                            EXPIRATION           AMOUNT     (DEPRECIATION)
DESCRIPTION                                    DATE            (THOUSANDS)  ($ THOUSANDS)
------------------------------------------------------------------------------------------
Pays a fixed rate of 4.269% and
   receives a floating rate based on
   the 3 Month CAD LIBOR quarterly.
   (Counterparty: JPMorgan Chase)             03/22/12   CAD        15,000   $        (396)

Pays a fixed rate of 4.196% and
   receives a floating rate based
   on the 6 Month EURIBOR
   semi-annually.
   (Counterparty: JPMorgan Chase)             03/30/12   EUR         3,000             (44)

Receives a fixed rate of 5.499% and
   pays a floating rate based on the
   6 Month GBP LIBOR semi-annually.
   (Counterparty: Deutsche Bank)              03/22/12   GBP         6,000             193

Receives a fixed rate of 2.218% and
   pays a floating rate based on the
   6 Month Yen LIBOR semi-annually.
   (Counterparty: JPMorgan Chase)             03/26/27   JPY     1,000,000             370

Receives a fixed rate of 1.285% and
   pays a floating rate based on the
   6 Month Yen LIBOR semi-annually.
   (Counterparty: JPMorgan Chase)             03/26/12   JPY     2,600,000             336

Receives a fixed rate of 7.661% and
   pays a floating rate based on the
   3 Month NZD LIBOR quarterly.
   (Counterparty: Deustche Bank)              03/26/12   NZD         3,000             (14)

Receives a fixed rate of 4.376% and
   pays a floating rate based on the
   6 Month EURIBOR semi-annually.
   (Counterparty: Deustche Bank)              01/07/13   EUR         5,400              71

Pays a fixed rate of 3.909% and
   receives a floating rate based on the
   6 Month EURIBOR semi-annually.
   (Counterparty: Deutsche Bank)              03/13/10   EUR         6,500              55

Receives a fixed rate of 4.173% and
   pays a floating rate based on the
   6 Month EURIBOR semi-annually.
   (Counterparty: Deutsche Bank)              03/28/13   EUR         7,000              (3)

Receives a fixed rate of 4.895% and
   pays a floating rate based on the
   6 Month GBP LIBOR semi-annually.
   (Counterparty: Deutsche Bank)              03/11/10   GBP         4,900             (21)

Pays a fixed rate of 3.419% and
   receives a floating rate based
   on the 3 Month USD LIBOR
   semi-annually.
   (Counterparty: Deutsche Bank)              03/06/13         $    15,000             (99)
                                                                             -------------
                                                                             $         448
                                                                             =============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $776,695 ($ Thousands).

+     Real Estate Investments Trust

(1)   In local currency unless otherwise indicated.

(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2008. The coupon on a step bond changes on a specified date.

(D) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)   Security purchased on a when-issued basis.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CPI -- Consumer Price Index
CZK -- Czech Koruna
DKK -- Danish Krone
EUR -- Euro
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
GNMA -- Government National Mortgage Association
HUF -- Hungarian Forint
JPY -- Japanese Yen
LIBOR --London Interbank Offering Rate
LP -- Limited Partnership
MTN -- Medium Term Note
MXP -- Mexican Peso
NOK -- Norwegian Krone
NZD-- New Zealand Dollar
PIK -- Payment-in-Kind
PLN -- Polish Zloty
Ser -- Series
SEK -- Swedish Krona
SGD -- Singapore Dollar
TBA --To Be Announced
USD -- U.S. Dollar
ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   41

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

March 31, 2008

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Government                                                                 74.3%
Deposits to Counterparty as Collateral for Swap Contracts                   5.6%
Financials                                                                  4.4%
Short-Term Investments                                                      4.0%
Loan Participations                                                         3.9%
U.S. Treasury Obligations                                                   2.6%
Energy                                                                      2.1%
Utilities                                                                   0.9%
Materials                                                                   0.8%
Industrials                                                                 0.7%
Telecommunication Services                                                  0.6%
Consumer Discretionary                                                      0.1%
Purchased Options                                                           0.0%
Warrants                                                                    0.0%

+ Percentages based on total investments. Includes Investments held as collateral for securities on loan (see Note 7).

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 81.4%

ARGENTINA -- 6.5%
   Alto Parana Celara 6 (A)
         6.375%, 06/09/17                                   440   $         445
   Cia Transporte Energia (A)
         8.875%, 12/15/16                                   470             383
   Province Del Neuquen (A)
         8.656%, 10/18/14                                   250             244
   Province of Mendoza Registered
         5.500%, 09/04/18                                   416             314
   Province of Buenos Aires (A)
         9.625%, 04/18/28                                 1,605           1,240
   Province of Buenos Aires Registered
         9.625%, 04/18/28                                   695             525
         9.375%, 09/14/18                                   470             364
         2.000%, 05/15/35 (F)                             1,200             441
   Republic of Argentina
         12.000%, 09/19/16 (G)            EUR             1,000             239
         11.750%, 05/20/11 (G)            EUR             2,500             628
         9.750%, 09/19/27 (G)                             2,150             646
         9.000%, 05/29/09 (G)             EUR             2,650           1,185
         8.500%, 07/01/04 (G)                               775             362
         8.280%, 12/31/33                                24,366          19,980
         8.125%, 04/21/08 (G)                             4,200           1,899
         8.000%, 02/25/02 to 02/28/08 (G)                 1,675             806
         7.820%, 12/31/33                 EUR               249             281
         7.625%, 03/31/05 (G)                             1,120             420
         7.000%, 09/12/13 to 04/17/17                     7,300           5,756
         5.830%, 12/31/33 (B)                             2,675             917
         3.092%, 08/03/12 (B) (G)                        10,755           5,727
         2.627%, 12/15/35 (B)                             2,400             272
         1.330%, 12/31/38 (F)                            40,075          14,427
         1.318%, 12/15/35 (B)                             9,060           1,087
   Republic of Argentina MTN,
      Ser 2 (G)
         7.000%, 03/18/04                 ITL         1,475,000             365

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Republic of Argentina MTN,
      Ser E (G)
         10.000%, 01/03/07                ITL         3,000,000   $         775
         9.250%, 07/20/04                 EUR             1,375             643
         8.750%, 02/04/49                 EUR             1,375             566
         8.500%, 07/30/10                 EUR             2,000             887
         7.625%, 08/11/07                 ITL         4,580,000           1,095
   Republic of Argentina MTN,
      Ser E Registered (G)
         9.000%, 05/24/49                 EUR             1,400             661
   Transportadora Gas Norte
         8.000%, 12/31/12 (F)                               130             107
         7.500%, 12/31/12 (A) (F)                           260             203
         6.500%, 12/31/12 (A) (F)                            37              30
         6.500%, 12/31/12 (F)                               216             178
   Unikredit Realkredit (G)
         9.000%, 06/20/49                 EUR             1,125             526
                                                                  --------------
                                                                         64,624
                                                                  --------------

BAHAMAS -- 0.1%
   Banco Votorantim Nassau (A)
        10.625%, 04/10/14                                 2,750           1,440
                                                                  --------------

BELIZE -- 0.0%
   Government of Belize Registered (F)
         4.250%, 02/20/29                                   400             290
                                                                  --------------

BERMUDA -- 0.1%
   Citic Resources Finance (A)
         6.750%, 05/15/14                                   300             270
   Digicel Group (A)
         8.875%, 01/15/15                                   550             459
                                                                  --------------
                                                                            729
                                                                  --------------

BOSNIA-HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina,
      Ser B (J)
         10.028%, 12/11/17                EUR             2,300           1,304
                                                                  --------------

BRAZIL -- 9.6%
   Cesp-Comp Ener Sao Paulo (A)
         9.750%, 01/15/15                 BRL             1,375             848
   Federal Republic Of Brazil
        12.500%, 01/05/22                 BRL             1,400             870
        11.000%, 08/17/40                                20,562          27,533
        10.250%, 01/10/28                 BRL             1,400             748
        10.125%, 05/15/27                                 4,905           6,744
         8.875%, 04/15/24                                 3,700           4,588
         8.750%, 02/04/25                                 2,405           2,946
         8.500%, 09/24/12                                 6,185          10,719
         8.250%, 01/20/34                                 1,700           2,031
         7.125%, 01/20/37                                11,375          12,262


--------------------------------------------------------------------------------
42   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Nota Do Tesouro Nacional
        10.000%, 01/01/14                BRL             14,450   $       7,224
        10.000%, 01/01/17                BRL             39,396          18,842
   Usiminas Commercial (A)
         7.250%, 01/18/18                                   275             287
                                                                  --------------
                                                                         95,642
                                                                  --------------
CAYMAN ISLANDS -- 1.0%
   Banco Safra (A)
        10.875%, 04/03/17                 BRL             2,800           1,457
   Blue City Investments
        13.750%, 11/07/13                                   750             748
   EEB International (A)
         8.750%, 10/31/14                                   340             350
   Earls Eight (A) (F)
         7.500%, 12/31/12                                   420             327
   Interoceanica IV Finance (A) (J)
         3.831%, 11/30/25                                 1,000             461
         3.657%, 11/30/18                                   450             291
   Peru Enhanced Pass-Thru (A) (J)
         5.926%, 05/31/25                                   320             117
         3.949%, 05/31/18                                 1,495           1,002
   Petrobras International Finance
         5.875%, 03/01/18                                 4,890           4,707
   Vale Overseas
         6.875%, 11/21/36                                   220             215
         6.250%, 01/23/17                                    85              85
                                                                  --------------
                                                                          9,760
                                                                  --------------
CHILE -- 0.4%
   Codelco Registered
         5.500%, 10/15/13                                 1,875           1,968
   Republic of Chile
         5.500%, 01/15/13                                 1,765           1,867
                                                                  --------------
                                                                          3,835
                                                                  --------------
COLOMBIA -- 5.2%
   BanColombia
         6.875%, 05/25/17                                   425             409
   Bogota Distrio Capital (A)
         9.750%, 07/26/28                 COP         2,881,000           1,342
   Republic of Colombia
        11.750%, 02/25/20                                11,075          16,336
        10.375%, 01/28/33                                 1,700           2,456
         9.850%, 06/28/27                 COP        28,668,000          14,014
         8.250%, 12/22/14                                 2,920           3,387
         8.125%, 05/21/24                                 1,800           2,093
         7.375%, 01/27/17                                 4,875           5,392
         7.375%, 09/18/37                                 5,885           6,312
                                                                  --------------
                                                                         51,741
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
CYPRUS -- 0.5%
   ABH Financial (A)
         8.200%, 06/25/12                                   872   $         821
   Springvale Holdings (B)
         11.389%, 09/07/08                                1,000           1,000
   Teorema Holding
         11.000%, 10/27/09                                3,400           3,400
                                                                  --------------
                                                                          5,221
                                                                  --------------
DOMINICAN REPUBLIC -- 0.2%
   Republic of Dominican Republic
      Registered
         9.040%, 01/23/18                                   618             659
         8.625%, 04/20/27                                 1,125           1,210
                                                                  --------------
                                                                          1,869
                                                                  --------------

ECUADOR -- 1.2%
   Republic of Ecuador Registered
         10.000%, 08/15/30 (F)                           10,930          10,619
         9.375%, 12/15/15                                 1,635           1,655
                                                                  --------------
                                                                         12,274
                                                                  --------------

EL SALVADOR -- 1.8%
   Republic of El Salvador Registered
         8.250%, 04/10/32                                 3,485           3,938
         7.750%, 01/24/23                                 3,790           4,160
         7.650%, 06/15/35                                 9,641          10,219
                                                                  --------------
                                                                         18,317
                                                                  --------------

GABON -- 0.4%
   Republic of Gabon (A)
         8.200%, 12/12/17                                 3,730           3,912
                                                                  --------------

GHANA -- 0.1%
   Republic of Ghana (A)
         8.500%, 10/04/17                                 1,200           1,254
                                                                  --------------

INDIA -- 0.0%
   ICICI Bank (A)
         6.625%, 10/03/12                                   330             330
                                                                  --------------

INDONESIA -- 4.0%
   Excelcomindo Finance
         7.125%, 01/18/13                                   290             309
   Garuda Indonesia (B) (H) (I)
         5.698%, 12/31/07                                 1,183             734
   Government of Indonesia
         10.000%, 07/15/17                IDR        21,424,000           2,151
   Indosat Finance
         7.125%, 06/22/12                                 1,050           1,067


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   43

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Republic of Indonesia
         8.550%, 02/20/10 (J)             IDR        15,175,000   $       1,386
         8.500%, 10/12/35                                 5,425           6,147
         8.280%, 02/20/10 (J)             IDR        41,169,000           3,718
         8.250%, 02/20/10 (J)             IDR        41,033,000           3,706
         7.750%, 01/17/38                                 9,410           9,842
         7.750%, 01/17/38 (A)                               895             936
         7.500%, 01/15/16 (A)                             1,760           1,901
         7.250%, 04/20/15 (A)                               155             166
         6.875%, 03/09/17                                   670             706
         6.875%, 01/17/18 (A)                               415             435
         6.625%, 02/17/37 (A)                               800             736
   Republic of Indonesia Registered
         7.500%, 01/15/16                                 3,040           3,312
         7.250%, 04/20/15                                   495             532
         6.750%, 03/10/14                                 1,100           1,158
         6.625%, 02/17/37                                   450             419
                                                                  --------------
                                                                         39,361
                                                                  --------------
IRAQ -- 1.2%
   Republic of Iraq Registered
         5.800%, 01/15/28                                17,200          12,083
                                                                  --------------
IRELAND -- 0.1%
   Dal Capital (Vneshtorgbk)
         7.000%, 04/13/09                 RUB            13,400             565
   Transcapit (Transneft) (A)
         6.103%, 06/27/12                                   700             686
                                                                  --------------
                                                                          1,251
                                                                  --------------
JERSEY -- 0.2%
   Aldar Funding
         5.767%, 11/10/11                                 1,000           1,790
                                                                  --------------
LEBANON -- 0.4%
   Lebanese Republic MTN, Ser E
         8.250%, 04/12/21                                   950             888
   Lebanese Republic Registered
         4.000%, 12/31/17                                 3,900           3,107
                                                                  --------------
                                                                          3,995
                                                                  --------------
LUXEMBOURG -- 0.9%
   Alfa Dividend Payment Rights
      Finance (A) (B)
         4.700%, 06/15/08                                   448             428
   Gaz Capital for Gazprom Registered
         9.625%, 03/01/13                                 1,500           1,685
         8.625%, 04/28/34                                 3,340           3,799

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   RSHB Captl (A)
         6.299%, 05/15/17                                 2,545   $       2,357
   UBS (Vimpelcom)
         8.250%, 05/23/16                                   570             562
                                                                  --------------
                                                                          8,831
                                                                  --------------
MALAYSIA -- 1.9%
   Bank Negara Monetary Note (J)
         3.192%, 04/03/08                                12,490           3,904
   Government of Malaysia
         3.833%, 09/28/11                                11,950           3,782
         3.814%, 02/15/17                 MYR            17,050           5,329
         3.502%, 05/31/27                 MYR             6,100           1,715
   Petronas Capital Registered
         7.875%, 05/22/12 to 05/22/22                     3,285           4,151
                                                                  --------------
                                                                         18,881
                                                                  --------------

MEXICO -- 5.1%
   Cornhill, Ser 39 (G) (H) (I)
         0.000%, 01/30/00                                 1,650             330
   Cornhill, Ser 46 (G) (H) (I)
         8.626%, 03/02/00                                   150              30
   Mexican Bonos, Ser M
         7.500%, 06/21/12                                52,487           4,943
   Mexican Bonos, Ser M10
         8.000%, 12/17/15                 MXP            27,000           2,617
   Mexican Bonos, Ser M20
         10.000%, 12/05/24                MXP            41,440           4,785
   Mexican Bonos, Ser MI10
         8.000%, 12/19/13                 MXP            39,123           3,769
   Pemex Project Funding Master
      Trust Registered
         6.625%, 06/15/35                                   450             466
         5.750%, 03/01/18                                 1,305           1,331
   United Mexican States
         6.625%, 03/03/15                                 3,155           3,526
         6.050%, 01/11/40                                   940             938
         5.625%, 01/15/17                                 1,826           1,919
   United Mexican States MTN
         8.300%, 08/15/31                                 4,370           5,746
   United Mexican States MTN,
      Ser A
         7.500%, 04/08/33                                 5,215           6,323
         6.750%, 09/27/34                                12,733          14,204
   United Mexican States MTN,
      Ser E
         11.000%, 05/08/17                EUR             5,000               6
                                                                  --------------
                                                                         50,933
                                                                  --------------


--------------------------------------------------------------------------------
44   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
NETHERLANDS -- 0.5%
   HSBK Europe (A)
         7.250%, 05/03/17                                   500   $         433
   ING Bank MTN, Ser E
         9.625%, 05/30/08                                   700             682
   Kazkommerts International (A)
         7.500%, 11/29/16                                   450             337
   Kazkommerts International Registered
         7.500%, 11/29/16                                   900             673
   Lukoil International Finance (A)
         6.656%, 06/07/22                                   245             215
   Majapahit Holding (A)
         7.875%, 06/29/37                                   555             508
         7.750%, 10/17/16                                   260             256
         7.750%, 10/17/16                                   280             275
         7.250%, 06/28/17                                   770             731
   TGI International (A)
         9.500%, 10/03/17                                   660             681
                                                                  --------------
                                                                          4,791
                                                                  --------------
NIGERIA -- 0.5%
   HSBC Bank NGN
        10.500%, 07/28/08                               255,000           2,251
   UBS Jersey Branch (A) (B)
         0.000%, 09/04/17                                   750             788
   UBS Jersey Branch MTN (A) (B)
         6.296%, 11/01/13                                 1,320           1,563
                                                                  --------------
                                                                          4,602
                                                                  --------------
PAKISTAN -- 0.2%
   Republic of Pakistan
         7.125%, 03/31/16                                   290             251
   Republic of Pakistan Registered
         6.875%, 06/01/17                                 2,170           1,845
                                                                  --------------
                                                                          2,096
                                                                  --------------
PANAMA -- 2.1%
   Republic of Panama
         9.375%, 01/16/23                                   560             725
         9.375%, 04/01/29                                 2,005           2,637
         8.875%, 09/30/27                                 4,700           5,992
         8.125%, 04/28/34                                 1,020           1,209
         7.250%, 03/15/15                                 7,090           7,764
         6.700%, 01/26/36                                 2,185           2,223
                                                                  --------------
                                                                         20,550
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
PERU -- 2.0%
   Banco Credita Del Peru (A) (B)
         7.170%, 10/15/22                                 1,950   $         704
   Republic of Peru
         9.875%, 02/06/15                                   895           1,129
         8.750%, 11/21/33                                 2,480           3,224
         8.375%, 05/03/16                                 3,305           3,936
         7.350%, 07/21/25                                 9,150          10,294
         6.900%, 08/12/37 (A)                             2,800           1,017
                                                                  --------------
                                                                         20,304
                                                                  --------------
PHILIPPINES -- 7.4%
   DMCI Water (I)
        10.500%, 12/31/09                                 2,101           2,101
   National Power
         9.625%, 05/15/28                                 1,400           1,671
         6.875%, 11/02/16 (A)                               965             975
   Republic of Philippines
         10.625%, 03/16/25                               12,185          16,998
         9.875%, 01/15/19                                   500             639
         9.500%, 02/02/30                                 6,770           8,835
         9.375%, 01/18/17                                 5,325           6,656
         9.000%, 02/15/13                                   600             701
         8.875%, 03/17/15                                   800             944
         8.250%, 01/15/14                                   905           1,036
         8.000%, 01/15/16                                 4,200           4,788
         7.750%, 01/14/31                                10,138          11,316
         7.500%, 09/25/24                                14,734          16,281
         6.375%, 01/15/32 (C)                             1,025             989
                                                                  --------------
                                                                         73,930
                                                                  --------------
RUSSIA -- 9.7%
   Kazan Orgsintez
         9.250%, 10/30/11                                   505             503
   Kuznetski (Bank of Moscow) (F)
         7.500%, 11/25/15                                 1,200           1,172
   Orient Express Finance
         9.875%, 07/02/09                 RUB            15,000             585
   RSHB Captal
         7.175%, 05/16/13                                   400             407
   Russian Federation Registered
        12.750%, 06/24/28                                 3,525           6,358
        11.000%, 07/24/18                                 7,735          11,247
         7.500%, 03/31/30 (F)                            65,746          75,706
   VTB Capital
         6.609%, 10/31/12                                   900             875
                                                                  --------------
                                                                         96,853
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   45

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
SOUTH AFRICA -- 0.9%
   Republic of South Africa
         8.500%, 06/23/17                                   860   $       1,010
         6.500%, 06/02/14                                 5,905           6,149
         5.875%, 05/30/22                                 1,640           1,521
                                                                  --------------
                                                                          8,680
                                                                  --------------

SOUTH KOREA -- 0.1%
   Shinhan Bank (B)
         6.819%, 09/20/36                                   630             538
   Woori Bank
         6.208%, 05/02/37                                   610             474
                                                                  --------------
                                                                          1,012
                                                                  --------------

SRI LANKA -- 0.0%
   Republic of Sri Lanka
         8.250%, 10/24/12                                   190             169
                                                                  --------------

SUPRA-NATIONAL -- 0.3%
   European Investment Bank
        10.000%, 01/28/11                TRY              3,770           2,563
                                                                  --------------

THAILAND -- 0.2%
   Bangkok Bank Registered
         9.025%, 03/15/29                                   390             411
   True Move (A)
        10.750%, 12/16/13                                 1,250           1,154
                                                                  --------------
                                                                          1,565
                                                                  --------------

TUNISIA -- 0.2%
   Banque Centrale de Tunisie
         8.250%, 09/19/27                                 1,095           1,336
         7.375%, 04/25/12                                   465             502
                                                                  --------------
                                                                          1,838
                                                                  --------------

TURKEY -- 5.0%
   Republic of Turkey
        14.000%, 01/19/11 (B)             TRY               600             417
        11.875%, 01/15/30 (C)                            16,385          24,188
        10.000%, 02/15/12                 TRY               360             290
         9.500%, 01/15/14                                   500             582
         8.000%, 02/14/34                                 1,500           1,538
         7.375%, 02/05/25                                 3,800           3,814
         7.250%, 03/05/38                                   340             322
         7.000%, 09/26/16                                 2,390           2,426
         6.875%, 03/17/36                                 8,205           7,278
         6.750%, 04/03/18                                 8,950           8,883
                                                                  --------------
                                                                         49,738
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
UKRAINE -- 2.1%
   Government of Ukraine Registered
         7.650%, 06/11/13 (C)                             5,240   $       5,568
         6.875%, 03/04/11                                 1,000           1,035
         6.875%, 03/04/11 (A)                             4,475           4,610
         6.580%, 11/21/16                                 1,600           1,592
         6.580%, 11/21/16 (A)                             6,735           6,685
         6.385%, 06/26/12                                 1,100           1,118
   Naftogaz Ukrainy
         8.125%, 09/30/09                                   700             678
                                                                  --------------
                                                                         21,286
                                                                  --------------

UNITED ARAB EMIRATES -- 0.6%
   Jafz Sukuk (B)
         6.100%, 11/27/12                 AED            22,000           6,194
                                                                  --------------

UNITED KINGDOM -- 0.5%
   Barclays Bank (A) (B)
        12.500%, 03/17/13                                   600             705
         0.000%, 12/17/08                                   600             687
   Credit Suisse First Boston
     International (Export/Import
     -Ukraine)
         6.800%, 10/04/12                                   600             581
   Credit Suisse First Boston for the
     City of Kiev
         8.000%, 11/06/15                                   750             726
   Standard Bank (A)
         15.000%, 03/12/12                                  481             392
   Standard Bank MTN, Ser E (B)
         0.000%, 07/20/09                                   658             655
   UK Private Bank (A)
         8.000%, 02/06/12                                 1,000             903
                                                                  --------------
                                                                          4,649
                                                                  --------------

UNITED STATES -- 0.4%
   Citigroup Funding
         10.000%, 01/03/17 (B)                            1,500           1,522
          6.000%, 05/18/15 (A)                              800             858
   DST
         10.750%, 05/22/09                                1,300           1,300
                                                                  --------------
                                                                          3,680
                                                                  --------------

URUGUAY -- 3.4%
   Republic of Uruguay
         9.250%, 05/17/17                                 4,325           5,114
         8.000%, 11/18/22                                22,255          23,813
         7.625%, 03/21/36                                   600             608
         7.500%, 03/15/15                                 1,225           1,323
   Republic of Uruguay PIK
         7.875%, 01/15/33                                 3,050           3,187
                                                                  --------------
                                                                         34,045
                                                                  --------------


--------------------------------------------------------------------------------
46   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
VENEZUELA -- 3.8%
   Government of Venezuela
       13.625%, 08/15/18                                  1,200   $       1,458
       10.750%, 09/19/13                                    400             408
        9.375%, 01/13/34                                  8,710           8,013
        9.250%, 09/15/27                                 12,930          12,284
        8.500%, 10/08/14                                  2,816           2,612
        7.650%, 04/21/25                                    970             778
        6.000%, 12/09/20                                  4,830           3,429
        5.750%, 02/26/16                                  6,500           5,103
   Government of Venezuela Registered
        7.000%, 12/01/18                                    400             322
   Petroleos De Venezuela
        5.375%, 04/12/27                                  5,355           3,079
        5.250%, 04/12/17                                    900             590
                                                                  --------------
                                                                         38,076
                                                                  --------------

VIRGIN ISLANDS -- 0.5%
   GTL Trade Finance (A)
       7.250%, 10/20/17                                   3,920           4,132
   Pemberley SPV Fin
       11.500%, 02/19/14 (A)                              1,250           1,257
       0.000%, 02/25/20 (A) (B)                           1,250              --
                                                                  --------------
                                                                          5,389
                                                                  --------------

Total Global Bonds
   (Cost $788,380) ($ Thousands)                                        811,677
                                                                  --------------

DEPOSIT WITH COUNTERPARTY AS COLLATERAL FOR
SWAP CONTRACTS (E) -- 5.5%

UNITED STATES -- 5.5%
   Deposits with Citibank as Collateral
     for Swap Contracts Outstanding                         648             648
   Deposits with Credit Suisse First
     Boston as Collateral for Swap
     Contracts Outstanding                       TRY        692             518
   Deposits with Credit Suisse First
     Boston as Collateral for Swap
     Contracts Outstanding                                3,600           3,600
   Deposits with Credit Suisse First
     Boston as Collateral for Swap
     Contracts Outstanding                                  750             750
   Deposits with Credit Suisse First
     Boston as Collateral for Swap
     Contracts Outstanding                                8,550           8,550
   Deposits with Credit Suisse First
     Boston as Collateral for Swap
     Contracts Outstanding                                1,400           1,400
   Deposits with Credit Suisse First
     Boston as Collateral for Swap
     Contracts Outstanding                                1,000           1,000

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Deposits with Deutsche Bank as
     Collateral for Swap Contracts
     Outstanding                                 BRL      2,305   $       1,319
   Deposits with Deutsche Bank as
     Collateral for Swap Contracts
     Outstanding                                            877             877
   Deposits with Deutsche Bank as
     Collateral for Swap Contracts
     Outstanding                                 IDR  6,689,757             727
   Deposits with Deutsche Bank as
     Collateral for Swap Contracts
     Outstanding                                 BRL      7,070           4,043
   Deposits with Goldman Sachs as
     Collateral for Swap Contracts
     Outstanding                                 BRL      4,564           2,610
   Deposits with HSBC as Collateral
     for Swap Contracts Outstanding              TRY      4,218           3,157
   Deposits with HSBC as Collateral
     for Swap Contracts Outstanding              ILS      7,824           2,215
   Deposits with JPMorgan Chase as
     Collateral for Swap Contracts
     Outstanding                                          7,812           7,812
   Deposits with JPMorgan Chase
     as Collateral for Swap Contracts
     Outstanding                                            249             249
   Deposits with JPMorgan Chase
     as Collateral for Swap Contracts
     Outstanding                                          2,798           2,798
   Deposits with Merrill Lynch as
     Collateral for Swap Contracts
     Outstanding                                 NGN    229,710           1,962
   Deposits with Merrill Lynch as
     Collateral for Swap Contracts
     Outstanding                                 NGN    229,710           1,962
   Deposits with Merrill Lynch as
     Collateral for Swap Contracts
     Outstanding                                 NGN    288,900           2,468
   Deposits with Merrill Lynch as
     Collateral for Swap Contracts
     Outstanding                                          2,500           2,500
   Deposits with Standard Bank as
     Collateral for Swap Contracts
     Outstanding                                            352             352
   Deposits with Standard Bank as
     Collateral for Swap Contracts
     Outstanding                                            438             438
   Deposits with UBS as Collateral
     for Swap Contracts Outstanding              ILS      7,190           2,036
   Deposits with UBS as Collateral for
     Swap Contracts Outstanding                  NGN     45,165             386
                                                                  --------------
Total Deposit with Counterparty
   as Collateral for Swap Contracts
   (Cost $54,222) ($ Thousands)                                          54,377
                                                                  --------------


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   47

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
LOAN PARTICIPATIONS -- 3.8%

EGYPT -- 0.2%
   Egyptian Urea Petrochemical (G) (H) (I)
       0.000%, 07/01/17                                   1,950   $       1,950
                                                                  --------------
GERMANY -- 0.1%
   Rike (H) (I)
       9.000%, 08/17/11                                   1,200           1,200
                                                                  --------------

INDONESIA -- 0.4%
   Indonesia Standby Loan 94
     (Counterparty: Deutsche Bank)
     (B) (H) (I)
       3.563%, 06/29/08                                   4,173           4,090
                                                                  --------------

MEXICO -- 1.1%
   Altos Hornos, Promissory Note # 5
     (G) (H) (I)
       0.000%, 04/29/99                                   2,500           1,487
   Altos Hornos, Promissory Note # 6
     (G) (H) (I)
       0.000%, 04/29/99                                   2,500           1,488
   Altos Hornos, Promissory Note
     (Counterparty: Deutche Bank)
     (G) (H) (I)
       0.000%, 12/31/49                                   4,500           2,677
   Altos Hornos, Tranche A
     (Counterparty: Banc of America)
     (G) (H) (I)
       0.000%, 04/11/04                                   6,540           3,891
   Grupo Accerco Del Norte
     (Counterparty: Deutsche Bank)
     (G) (H) (I)
       0.000%, 12/31/49                                   7,750           1,163
                                                                  --------------
                                                                         10,706
                                                                  --------------
SINGAPORE -- 1.2%
   Connect International PPN PIK (H) (I)
       0.000%, 01/01/09                                   8,102           8,185
   Neptune Loan Agreement (H) (I)
       0.000%, 05/12/08                                   3,678           3,678
                                                                  --------------
                                                                         11,863
                                                                  --------------
TURKEY -- 0.8%
   Cukurova, Ser A
       0.000%, 05/01/08                                   3,452           3,427
   Cukurova, Ser B
       0.000%, 05/01/12                                   4,600           4,496
                                                                  --------------
                                                                          7,923
                                                                  --------------
Total Loan Participations
   (Cost $31,087) ($ Thousands)                                          37,732
                                                                  --------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                          ($ Thousands)(1)/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 0.4%

BRAZIL -- 0.4%
   GVT Holding*                                         200,000   $       3,765
                                                                  --------------
Total Common Stock
   (Cost $981) ($ Thousands)                                              3,765
                                                                  --------------

CORPORATE OBLIGATION -- 0.1%

UNITED STATES -- 0.1%
   SLM EXL MTN (B) (D)
       2.828%, 04/14/08                                    733              733
                                                                  --------------
Total Corporate Obligation
   (Cost $733) ($ Thousands)                                                733
                                                                  --------------

                                                      Number of
WARRANTS -- 0.0%                                      Warrants
                                                      ---------
RUSSIA -- 0.0%
   Teorema Holding A,
     Expires 10/27/11*                                       --             154
   Teorema Holding B,
     Expires 10/27/11*                                       --             307
                                                                  --------------
Total Warrants
   (Cost $78) ($ Thousands)                                                 461
                                                                  --------------
PURCHASED OPTIONS -- 0.0%

BRAZIL -- 0.0%
   December 2008 BRL Call,
     Expires 12/31/08
     Strike Price: BRL 1.705*                          9,650,000              64
   January 2009 BRL Call*
     Expires 01/30/09,
     Strike Price: BRL 1.705*                          7,843.000              52
   November 2008 BRL Call,
     Expires 11/28/08,
     Strike Price: BRL 1.670*                          9,452,200              44
   November 2008 BRL Call,
     Expires 11/28/08,
     Strike Price: BRL 1.670*                          9,680,000              67
   November 2008 BRL Call,
     Expires 11/28/08,
     Strike Price: BRL 1.700*                          6,800,000              42
                                                                  --------------
Total Purchased Options
   (Cost $682) ($ Thousands)                                                269
                                                                  --------------
CASH EQUIVALENT -- 3.9%

UNITED STATES -- 3.9%
   SEI Liquidity Fund, LP,
     3.200%**++ (D)                                  39,300,000          39,300
                                                                  --------------
Total Cash Equivalent
   (Cost $39,300) ($ Thousands)                                          39,300
                                                                  --------------


--------------------------------------------------------------------------------
48   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                            (Thousands)(1)/Contracts   ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 2.5%
   U.S. Treasury Note (C)
       4.875%, 08/31/08                                  24,995   $      25,346
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $25,117) ($ Thousands)                                          25,346
                                                                  --------------
Total Investments -- 97.6%
   (Cost $940,580) ($ Thousands)                                  $     973,660
                                                                  ==============

WRITTEN OPTIONS -- (0.0)%

BRAZIL -- 0.0%
   December 2008 BRL Call,
     Expires 12/31/08,
     Strike Price: BRL 1.570*                        (8,886,200)  $         (14)
   December 2008 BRL Call,
     Expires 12/31/08,
     Strike Price: BRL 1.610*                        (9,110,000)            (24)
   January 2009 BRL Call,
     Expires 01/30/09,
     Strike Price: BRL 1.605*                        (7,383,000)            (20)
   November 2008 BRL Call,
     Expires 11/28/08,
     Strike Price: BRL 1.550*                        (6,200,000)             (7)
   November 2008 BRL Call,
     Expires 11/28/08,
     Strike Price: BRL 1.670*                        (9,090,000)            (22)
                                                                  --------------
Total Written Options
   (Premiums received $(266)) ($ Thousands)                       $         (87)
                                                                  ==============

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2008, is as follows:

--------------------------------------------------------------------------------
                                                                  UNREALIZED
                              CURRENCY            CURRENCY       APPRECIATION
    MATURITY                 TO DELIVER          TO RECEIVE     (DEPRECIATION)
      DATE                  (THOUSANDS)          (THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------
4/1/08                    USD       2,200    AED          8,039       $     (11)
4/2/08-5/5/08             BRL      72,883    USD         42,544             950
4/7/08-5/13/08            KRW   3,876,920    USD          4,179             257
4/7/08-5/13/08            USD      11,300    KRW     10,574,633            (598)
4/7/08-6/5/08             USD       9,864    CZK        166,361             588
4/9/08                    KZT     212,810    USD          1,710             (53)
4/15/08-6/23/08           USD      10,813    PLN         25,174             511
4/17/08                   PLN      12,405    USD          4,880            (705)
4/22/08                   USD       3,325    INR        131,307             (58)
4/22/08                   USD         747    PHP         30,828             (10)
4/22/08-8/29/08           USD      11,745    SGD         16,606             330
5/28/08                   TRY      10,080    USD          8,000             597
5/28/08                   USD       4,127    TRY          5,107            (377)
7/10/08                   USD       4,936    RUB        119,252             115
7/16/08                   EUR      14,409    USD         21,129          (1,585)
8/19/08                   USD         600    ILS          2,178              16
                                                                        -------
                                                                        $   (33)
                                                                        =======

A summary of the open futures contracts held by the Fund at March 31, 2008, is as follows:

--------------------------------------------------------------------------------
                                 NUMBER OF                          UNREALIZED
      TYPE OF                    CONTRACTS        EXPIRATION       APPRECIATION
      CONTRACT                  LONG (SHORT)         DATE         ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 5-Year Treasury Note           28             Jun-2008             $    26
U.S. Long Treasury Bond             30             Jun-2008                  67
                                                                        -------
                                                                        $    93
                                                                        =======

A summary of outstanding swap agreements held by the Fund at March 31, 2008, is as follows:

--------------------------------------------------------------------------------
                               TOTAL RETURN SWAPS
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                      NOTIONAL    APPRECIATION
                                       EXPIRATION      AMOUNT     (DEPRECIATION)
DESCRIPTION                               DATE      (THOUSANDS)   ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives payment at maturity on
   the Oando PLC Term Loan Credit
   Facility. Fund receives payment if
   the return on the spread
   appreciates over the payment
   period and pays if the return on
   the spread depreciates over the
   payment period. (Counterparty:
   Merrill Lynch)                        03/02/10 NGN   229,710   $          43

Fund receives payment at maturity on
   the Federal Government of Nigeria,
   17.00%, 12/16/08 times the
   notional amount. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if the
   return on the spread depreciates
   over the payment period.
   (Counterparty: Standard Bank)         12/16/08 NGN    45,003              18

Fund receives payment at maturity on
   the Solar Gardens Ltd Term Loan
   Credit Facility. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if the
   return on the spread depreciates
   over the payment period.
   (Counterparty: Merrill Lynch)         12/30/09 NGN   288,900             113

Fund receives payment at maturity on
   the Nigerian Treasury Bond, 9.35%,
   08/31/20, times the notional
   amount. Fund receives payment if
   the return on the spread
   appreciates over the payment
   period and pays if the return on
   the spread depreciates over the
   payment period. (Counterparty: UBS
   Warburg)                              08/31/17 NGN    49,550               9

Fund receives payment at maturity on
   the Oando PLC Term Loan Credit
   Facility. Fund receives payment if
   the return on the spread
   appreciates over the payment
   period and pays if the return on
   the spread depreciates over the
   payment period. (Counterparty:
   Merrill Lynch)                        02/23/10 NGN   229,710              43

Fund receives payment at maturity on
   the Federative Republic of Brazil,
   10.00%, 01/01/17 times the
   notional amount. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if the
   return on the spread depreciates
   over the payment period.
   (Counterparty: Goldman Sachs)         01/01/17 BRL     4,500            (285)

Fund receives payment at maturity on
   the Federative Republic of Brazil,
   6.00%, 05/15/11 times the notional
   amount. Fund receives payment if
   the return on the spread
   appreciates over the payment
   period and pays if the return on
   the spread depreciates over the
   payment period. (Counterparty:
   JPMorgan Chase)                       05/15/11 BRL     4,214             538

Fund receives payment at maturity on
   the Federative Republic of Brazil,
   6.00%, 05/15/17 times the notional
   amount. Fund receives payment if
   the return on the spread
   appreciates over the payment
   period and pays if the return on
   the spread depreciates over the
   payment period. (Counterparty:
   JPMorgan Chase)                       08/15/10 BRL     4,383             (48)


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   49

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund (Concluded)

March 31, 2008

--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                     NOTIONAL     APPRECIATION
                                       EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                               DATE      (THOUSANDS)   ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives payment at maturity
   on the Federative Republic of
   Brazil, 6.00%, 08/15/10 times
   the notional amount. Fund
   receives payment if the return
   on the spread appreciates over
   the payment period and pays if
   the return on the spread
   depreciates over the payment
   period. (Counterparty:
   JPMorgan Chase)                       05/15/11 BRL    12,000   $       1,500

Fund receives payment at maturity
   on the Federative Republic of
   Brazil, 6.00%, 08/15/10 times
   the notional amount. Fund
   receives payment if the return
   on the spread appreciates over
   the payment period and pays if
   the return on the spread
   depreciates over the payment
   period. (Counterparty:
   Deutsche Bank)                        08/15/10 BRL     2,800             195

Fund receives payment at maturity
   on the Indonesia Government,
   12.00%, 09/15/11, reference
   obligation. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if the
   return on the spread
   depreciates over the payment
   period. (Counterparty:
   Deutsche Bank)                        09/15/11 IDR 5,900,000             (36)

Fund receives payment at maturity
   on the Israel Government
   5.00%, 03/31/13, reference
   obligation. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if the
   return on the spread
   depreciates over the payment
   period. (Counterparty: HSBC)          03/31/13 ILS     7,800             (22)

Fund receives payment at maturity
   on the Israel Government
   5.00%, 03/31/13, reference
   obligation. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if the
   return on the spread
   depreciates over the payment
   period. (Counterparty: UBS
   Warburg)                              03/31/13 ILS     7,169             (20)

Fund receives payment at maturity
   on the Nigerian NGN Index
   times the notional amount.
   Fund receives payment if the
   return on the spread
   appreciates over the payment
   period and pays if the return
   on the spread depreciates over
   the payment period.
   (Counterparty: Citigroup)             02/25/09 NGN    55,618               7

Fund receives payment at maturity
   on the Nigerian NGN Index
   times the notional amount.
   Fund receives payment if the
   return on the spread
   appreciates over the payment
   period and pays if the return
   on the spread depreciates over
   the payment period.
   (Counterparty: Citigroup)             04/03/09 NGN    82,011             126

Fund receives payment at maturity
   on the Republic of Turkey
   16.00%, 03/07/12, reference
   obligation. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if the
   return on the spread
   depreciates over the payment
   period. (Counterparty: Credit
   Suisse First Boston)                  03/07/12 TRY       700             (20)

Fund receives payment at maturity
   on the Republic of Turkey
   16.00%, 03/07/12, reference
   obligation. Fund receives
   payment if the return on the
   spread appreciates over the
   payment period and pays if the
   return on the spread
   depreciates over the payment
   period. (Counterparty: HSBC)          03/07/12 TRY     4,350             (64)

Fund receives payment at maturity
   on the OSJC Zaporozh Term Loan
   reference obligation. Fund
   receives payment if the return
   on the spread appreciates over
   the payment period and pays if
   the return on the spread
   depreciates over the payment
   period. (Counterparty: Merrill
   Lynch)                                12/31/10         2,500              49
                                                                  -------------
                                                                  $       2,146
                                                                  =============

--------------------------------------------------------------------------------
                              CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                     NOTIONAL      APPRECIATION
                                       EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                               DATE      (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund receives semi-annual payment of
   1.8450% (3.690% per annum) times
   the notional amount of Federative
   Republic of Brazil, 12.25%,
   06/06/30. Upon a defined credit
   event Fund will pay the notional
   amount and take receipt of the
   defined obligation. (Counterparty:
   JPMorgan Chase)                       10/20/15        (4,500)  $         557

Fund receives quarterly payment of
   0.4000% (1.600% per annum) times
   the notional amount of JSC
   Gazprom, 8.625%, 04/28/34. Upon
   a defined credit event Fund will
   pay the notional amount and take
   receipt of the defined obligation.
   (Counterparty: Credit Suisse First
   Boston)                               01/20/16        (8,550)           (764)

Fund receives semi-annual payment of
   0.8160% (1.632% per annum) times
   the notional amount of Republic of
   Peru, 8.75%, 11/21/33. Upon a
   defined credit event Fund will pay
   and take receipt of the defined
   the notional amount obligation.
   (Counterparty: Citibank)              02/20/13        (5,500)             30

Fund receives semi-annual payment of
   0.6920% (1.384% per annum) times
   the notional amount of Republic of
   Peru, 8.75%, 11/21/33. Upon a
   defined credit event Fund will pay
   the notional amount and take
   receipt of the defined obligation.
   (Counterparty: Citibank)              02/20/13        (4,900)            (35)

Fund receives a payment at maturity
   on Republic of Venezuela 9.25%,
   09/15/27 reference obligation.
   Fund receives if the return on the
   spread appreciates over the
   payment period and pays if the
   spread depreciates over the
   payment period. (Counterparty:
   Lehman Bros.)                         03/20/13       (15,500)            224

Fund receives quarterly payment of
   0.3425% (1.370% per annum) times
   the notional amount of JSC
   Gazprom, 8.625%, 04/28/34. Upon
   a defined credit event Fund will
   pay the notional amount and take
   receipt of the defined obligation.
   (Counterparty: Credit Suisse First
   Boston)                               08/20/16        (1,000)           (106)

Fund receives semi-annual payment of
   2.8750% (5.750% per annum) times
   the notional amount of Naftogaz
   Ukrainy, 8.125%, 09/30/09. Upon a
   defined credit event Fund will pay
   the notional amount and take
   receipt of the defined obligation.
   (Counterparty: Credit Suisse
   First Boston)                         12/20/08        (1,400)             (1)

Fund receives semi-annual payment of
   2.8750% (5.750% per annum) times
   the notional amount of Naftogaz
   Ukrainy, 8.125%, 09/30/09. Upon a
   defined credit event Fund will pay
   the notional amount and take
   receipt of the defined obligation.
   (Counterparty: Credit Suisse
   First Boston)                         12/20/09        (3,600)            (65)

Fund receives semi-annual payment of
   2.6000% (5.200% per annum) times
   the notional amount of Naftogaz
   Ukrainy, 8.125%, 09/30/09. Upon a
   defined credit event Fund will pay
   the notional amount and take
   receipt of the defined obligation.
   (Counterparty: Credit Suisse
   First Boston)                         12/20/11          (750)            (41)

Fund pays semi-annual payment of
   4.70% (9.400% per annum) times the
   notional amount of Republic of
   Venezuela, 9.25%, 09/15/27
   reference obligation. Upon a
   defined credit event Fund will
   receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Credit Suisse
   First Boston)                         02/20/13         1,125              72


--------------------------------------------------------------------------------
50   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

--------------------------------------------------------------------------------
                              CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------
                                                                   UNREALIZED
                                                     NOTIONAL     APPRECIATION
                                       EXPIRATION     AMOUNT     (DEPRECIATION)
DESCRIPTION                               DATE      (THOUSANDS)   ($ THOUSANDS)
--------------------------------------------------------------------------------
Fund pays semi-annual payment of
   4.72% (9.440% per annum) times the
   notional amount of Republic of
   Venezuela, 9.25%, 09/15/27
   reference obligation. Upon a
   defined credit event Fund will
   receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Credit Suisse First
   Boston)                               02/20/13         1,300              84

Fund pays semi-annual payment of
   4.75% (9.500% per annum) times the
   notional amount of Republic of
   Venezuela, 9.25%, 09/15/27
   reference obligation. Upon a
   defined credit event Fund will
   receive the notional amount and
   deliver the defined obligation.
   (Counterparty: Credit Suisse First
   Boston)                               02/20/13         1,300              81
                                                                  -------------
                                                                  $          36
                                                                  =============

--------------------------------------------------------------------------------
                               INTEREST RATE SWAPS
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                                                     NOTIONAL      APPRECIATION
                                       EXPIRATION     AMOUNT      (DEPRECIATION)
DESCRIPTION                               DATE      (THOUSANDS)    ($ THOUSANDS)
--------------------------------------------------------------------------------
Receive a fixed rate of 10.65% and
   pay a floating rate based on the
   BRL CDI Index at maturity.
   (Counterparty: Lehman Brothers)       01/02/12 BRL     7,300   $        (255)

Receives a fixed rate of 10.88% and
   pays a floating rate based on
   the BRL CDI Index at maturity.
   (Counterparty: Lehman Brothers)       01/02/12 BRL     5,300            (171)

Receive a fixed rate of 11.09% and
   pay a floating rate based on the
   BRL CDI Index at maturity.
   (Counterparty: Lehman Brothers)       01/02/12 BRL    14,300            (411)

Receive a fixed rate of 12.34% and
   pay a floating rate based on the
   BRL CDI Index at maturity.
   (Counterparty: Lehman Brothers)       01/02/12 BRL    16,026            (296)

Receive a fixed rate of 11.76% and
   pay a floating rate based on the
   BRL CDI Index at maturity.
   (Counterparty: Lehman Brothers)       01/02/12 BRL    15,687            (219)

Pay a fixed rate of 12.57% and
   receive a floating rate based on
   the BRL CDI Index at maturity.
   (Counterparty: Lehman Brothers)       01/02/09 BRL    11,808              25

Receive a fixed rate of 12.49% and
   pay a floating rate based on the
   BRL CDI Index at maturity.
   (Counterparty: Lehman Brothers)       01/02/12 BRL    11,762            (184)

Pay a fixed rate of 11.70% and
   receive a floating rate based on
   the BRL CDI Index at maturity.
   (Counterparty: Lehman Brothers)       01/02/09 BRL    16,316              39

Receive a fixed rate of 12.38% and
   pay a floating rate based on the
   BRL CDI Index at maturity.
   (Counterparty: Lehman Brothers)       01/02/12 BRL    13,089            (231)

Pay a fixed rate of 11.71% and
   receive a floating rate based on
   the BRL CDI Index at maturity.
   (Counterparty: Lehman Brothers)       01/02/09 BRL    15,686              35

Pay a fixed rate of 11.68% and
   receive a floating rate based on
   the BRL CDI Index at maturity.
   (Counterparty: Lehman Brothers)       01/02/09 BRL    13,091              32

Receive a fixed rate of 10.63% and
   receive a floating rate based on
   the BRL CDI Index at maturity.
   (Counterparty: Lehman Brothers)       01/02/12 BRL     5,531            (307)

Receive a fixed rate of 4.86% and
   pay a floating rate based upon
   the 6 month LIBOR semi-annually.
   (Counterparty: Credit Suisse
   First Boston.)                        01/20/16         8,550             610
                                                                  -------------
                                                                  $      (1,333)
                                                                  =============

--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------

      Percentages are based on Net Assets of $997,673 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of March 31, 2008.

++    Affiliated security

(1)   In U.S. dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2008

(C) This security or a partial position of this security is on loan at March 31, 2008. The total value of securities on loan at March 31, 2008 was $38,517 ($ Thousands) (See Note 7).

(D) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2008 was $40,033 ($ Thousands) (See Note 7).

(E) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(F) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on March 31, 2008. The coupon on a step bond changes on a specified date.

(G)   Security in default on interest payments.

(H) Securities considered illiquid. The total value of such securities as of March 31, 2008 was $30,903 ($ Thousands) and represented 3.10% of Net Assets.

(I) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of March 31, 2008 was $33,004 and represented 3.31% of Net Assets.

(J) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

AED -- United Arab Emirates Dirham
BRL -- Brazilian Real
CDI -- Chess Depositary Interest
Cl -- Class
COP -- Chilean Peso
EUR -- Euro
EXL -- Extendable Maturity
FLIRB -- Front Loaded Interest Reduction Bond
HUF -- Hungarian Forint
IDR -- Indonesian Rupiah
ILS -- Israeli New Shekels
ITL -- Italian Lira
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
MXP -- Mexican Peso
MYR -- Malaysian Ringgit
NGN -- Nigerian Naira
PIK -- Payment-in-Kind
PLN -- Polish Zloty
RUB -- Russian Ruble
Ser -- Series
USD -- U.S. Dollar
UYU -- Uruguay Peso
TRY -- New Turkish Lira

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   51

Statements of Assets and Liabilities ($ Thousands)

March 31, 2008 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                           INTERNATIONAL  EMERGING MARKETS  INTERNATIONAL FIXED   EMERGING MARKETS
                                                             EQUITY FUND       EQUITY FUND          INCOME FUND          DEBT FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost $3,217,623, $1,149,861,
     $703,946 and $901,280, respectively) (1)               $  3,448,195      $  1,372,638           $  746,016         $  934,360
   Affiliated investments, at value (Cost $191,153,
     $33,760, $0 and $39,300, respectively)                      191,153            33,760                   --             39,300
   Cash                                                          108,208            18,003               57,936             38,981
   Foreign currency, at value (Cost $16,399, $11,302,
     $3,967 and $2,504, respectively)                             16,487            11,584                3,994              2,665
   Receivable for investment securities sold                     187,419             5,799               16,136                 --
   Unrealized gain on forward foreign currency
     contracts                                                    26,316                --               12,344              3,364
   Dividends and interest receivable                              13,978             4,552               10,863             13,672
   Receivable for capital shares sold                              1,394               499                  441                488
   Foreign tax reclaim receivable                                    510               152                   --                 --
   Variation margin receivable                                       627                --                  347                 15
   Unrealized gain on foreign spot currency contracts                 29                --                  169                 --
   Swap contracts, at value (Premiums given/received
     $4,054, $0, $(124) and $0, respectively)                     16,486                --                  222                849
   Cash pledged as collateral for forward foreign
     currency contracts, futures contracts and swap
     contracts                                                        --                --                   --             10,342
-----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                4,010,802         1,446,987              848,468          1,044,036
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                     189,721            31,654                   --             40,033
   Payable for investment securities purchased                   464,165             7,366               31,577                671
   Reverse repurchase agreements                                   7,211                --                   --                 --
   Unrealized loss on forward foreign currency contracts          31,041                --               38,373              3,397
   Payable for capital shares redeemed                             4,043             1,460                  874                756
   Variation margin payable                                       12,509                --                  174                 --
   Written options, at value (Premiums received $(266))               --                --                   --                 87
   Unrealized loss on foreign spot currency contracts                 34                --                   56                223
   Investment advisory fees payable                                1,398               972                  100                363
   Administration fees payable                                     1,245               778                  399                553
   Shareholder servicing fees payable                                692               299                  148                213
   Administration servicing fees payable                               2                --                   --                 --
   Chief Compliance Officer fees payable                              13                 6                    3                  3
   Accrued expenses                                                  362               358                   69                 64
   Accrued foreign capital gains tax on appreciated
     securities                                                       --               531                   --                 --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                             712,436            43,424               71,773             46,363
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                  $  3,298,366      $  1,403,563           $  776,695         $  997,673
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Paid-in Capital (unlimited authorization -- no par
     value)                                                 $  3,180,879      $  1,044,347           $  780,941         $  972,969
   Undistributed (distributions in excess of) net
     investment income                                            (7,596)           (1,438)               5,612             (8,871)
   Accumulated net realized gain (loss) on investments,
     futures contracts, options, foreign currency
     contracts and swap contracts                               (118,869)          138,161              (25,121)              (884)
   Net unrealized appreciation on investments and options        230,572           222,777               42,070             33,259
   Net unrealized appreciation (depreciation) on futures
     contracts                                                     6,595                --               (1,393)                93
   Net unrealized appreciation (depreciation) on swap
     contracts                                                    12,432                --                  346                849
   Net unrealized appreciation (depreciation) on forward
     foreign currency contracts, foreign currencies and
     translation of other assets and liabilities
     denominated in foreign currencies                            (5,647)              246              (25,760)               258
   Accumulated foreign capital gains tax on appreciated
     securities                                                       --              (530)                  --                 --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                               $  3,298,366      $  1,403,563           $  776,695         $  997,673
-----------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class A
     ($3,287,818,307 / 271,506,296 shares,
     $1,403,563,153 / 89,620,575 shares
     $776,695,433 / 72,083,966 shares,
     $997,672,940 / 97,131,722 shares)                      $      12.11      $      15.66           $    10.77          $   10.27
   Net Asset Value, Offering and Redemption
     Price Per Share -- Class I
     ($10,547,878 / 872,078 shares)                         $      12.10               N/A                  N/A                N/A
-----------------------------------------------------------------------------------------------------------------------------------

(1) Included in "Investments, at value" is the market value of securities on loan in the amounts of $165,142,179, $30,633,534, $0 and $38,517,023,
      ($ Thousands), respectively.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
52   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

Statements of Operations ($ Thousands)

For the six months ended March 31, 2008 (Unaudited)

----------------------------------------------------------------------------------------------------------------------------
                                                              INTERNATIONAL         EMERGING   INTERNATIONAL       EMERGING
                                                                     EQUITY   MARKETS EQUITY    FIXED INCOME   MARKETS DEBT
                                                                       FUND             FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                    $    32,496      $    15,863     $         2     $       --
   Dividends from Affiliated Investment Companies                       349               91              --             --
   Interest                                                          11,199              256          17,263         35,457
   Security Lending Income -- Net                                     2,964              500              --            174
   Less: Foreign Taxes Withheld                                      (1,968)            (384)             (8)            --
----------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                           45,040           16,326          17,257         35,631
----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees                                           9,201            8,388             601          4,323
   Administration Fees                                                8,199            5,193           2,405          3,306
   Shareholder Servicing Fees -- Class A                              4,537            1,997           1,002          1,271
   Shareholder Servicing Fees -- Class I                                 18               --              --             --
   Admin Servicing Fees -- Class I                                       18               --              --             --
   Trustees' Fees                                                        31               14               7              8
   Chief Compliance Officer Fees                                          8                4               2             --
   Interest Expense on Reverse Repurchase Agreements                     71               --              --             --
   Custodian/Wire Agent Fees                                            437              685              49             52
   Printing Fees                                                        121               55              27             32
   Overdraft Fees                                                        68              158              14             18
   Professional Fees                                                     79               37              15             21
   Registration Fees                                                     17                7               4              4
   Other Expenses                                                        77               33              19             22
----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                    22,882           16,571           4,145          9,057
----------------------------------------------------------------------------------------------------------------------------
   Less:
     Waiver of Investment Advisory Fees                                  --             (754)             --         (2,119)
     Waiver of Shareholder Servicing Fees -- Class A                     --               --             (80)            --
     Fees Paid Indirectly (1)                                           (93)              --              --             --
----------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                      22,789           15,817           4,065          6,938
----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                22,251              509          13,192         28,693
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS, WRITTEN OPTIONS, FUTURES CONTRACTS,
   SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net Realized Gain (Loss) from:
     Investments                                                     65,169          196,022           5,347         11,366
     Futures Contracts                                              (72,077)              --          (4,815)           145
     Written Options                                                     15               --              --             --
     Swap Contracts                                                 (98,198)              --           2,164         (1,769)
     Foreign Currency Transactions                                   38,358              (24)        (23,554)         3,147
   Net Change in Unrealized Appreciation (Depreciation) on:
     Investments                                                   (509,824)        (332,228)         19,047        (30,318)
     Futures Contracts                                               (5,113)              --            (900)            94
     Written Options                                                     77               --              --            266
     Swap Contracts                                                  26,133               --             411         (1,555)
     Foreign Capital Gains Tax on Appreciated Securities                 66            1,814              --             --
     Foreign Currency Transactions                                   (7,840)            (133)        (10,520)           873
----------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
   WRITTEN OPTIONS, FUTURES CONTRACTS, SWAP CONTRACTS
   AND FOREIGN CURRENCY TRANSACTIONS                               (563,234)        (134,549)        (12,820)       (17,751)
----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                              $  (540,983)     $  (134,040)    $       372      $  10,942
============================================================================================================================

(1)   See Note 3 in Notes to Financial Statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   53

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2008 (Unaudited) and the year ended September 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  INTERNATIONAL              EMERGING MARKETS
                                                                                   EQUITY FUND                  EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   2008           2007          2008          2007
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                    $    22,251   $     70,956   $       509   $     6,819
   Net Realized Gain (Loss) from Investments, Futures Contracts, Written
     Options and Swap Contracts                                                (105,091)       564,633       196,022       348,199
   Net Realized Gain (Loss) on Forward Foreign Currency Contracts and
     Foreign Currency Transactions                                               38,358         36,540           (24)          255
   Net Change in Unrealized Appreciation (Depreciation) on Investments,
     Futures Contracts, Written Options and Swap Contracts                     (488,727)       123,449      (332,228)      254,998
   Net Change in Unrealized Appreciation (Depreciation) on Foreign
     Capital Tax Gains on Appreciated Securities                                     66             --         1,814        (1,644)
   Net Change in Unrealized Appreciation (Depreciation) on Forward
     Foreign Currency Contracts, Foreign Currencies, and Translation of
     Other Assets and Liabilities Denominated in Foreign Currencies              (7,840)         6,733          (133)          888
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting from Operations             (540,983)       802,311      (134,040)      609,515
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                                                   (93,239)      (118,781)       (6,961)       (6,714)
      Class I                                                                      (334)          (455)           --            --
   Net Realized Gains:
      Class A                                                                  (423,708)      (144,096)     (337,463)     (188,558)
      Class I                                                                    (1,715)          (580)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                           (518,996)      (263,912)     (344,424)     (195,272)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                                  374,507        775,114       191,214       358,848
   Reinvestment of Dividends & Distributions                                    492,951        250,704       331,075       188,045
   Cost of Shares Redeemed                                                     (556,128)    (1,020,666)     (417,491)     (520,481)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions                     311,330          5,152       104,798        26,412
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                                                    3,332          9,593            --            --
   Reinvestment of Dividends & Distributions                                      2,016          1,027            --            --
   Cost of Shares Redeemed                                                       (7,724)        (9,188)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Class I Transactions           (2,376)         1,432            --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Capital Share Transactions               308,954          6,584       104,798        26,412
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                       (751,025)       544,983      (373,666)      440,655
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                        4,049,391      3,504,408     1,777,229     1,336,574
-----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                            $ 3,298,366   $  4,049,391   $ 1,403,563   $ 1,777,229
===================================================================================================================================
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME
     INCLUDED IN NET ASSETS AT END OF PERIOD                                $    (7,596)  $     63,726   $    (1,438)  $     5,014
===================================================================================================================================
SHARE TRANSACTIONS:
   CLASS A:
   Shares Issued                                                                 27,366         51,249        10,321        19,685
   Reinvestment of Distributions                                                 35,290         17,225        18,345        11,346
   Shares Redeemed                                                              (40,429)       (67,387)      (21,761)      (28,516)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                                    22,227          1,087         6,905         2,515
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Shares Issued                                                                    235            636            --            --
   Reinvestment of Distributions                                                    145             71            --            --
   Shares Redeemed                                                                 (571)          (598)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                                                      (191)           109            --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions                    22,036          1,196         6,905         2,515
===================================================================================================================================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
54   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2008 (Unaudited) and the year ended September 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    INTERNATIONAL            EMERGING MARKETS
                                                                                  FIXED INCOME FUND              DEBT FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     2008         2007          2008          2007
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                       $   13,192   $   27,174   $    28,693   $    49,280
   Net Realized Gain (Loss) from Investments, Options, Futures Contracts and
     Swap Contracts                                                                 2,696          (63)        9,742        29,974
   Net Realized Gain (Loss) on Forward Foreign Currency Contracts and
     Foreign Currency Transactions                                                (23,554)       6,587         3,147         6,551
   Net Change in Unrealized Appreciation (Depreciation) on Investments,
     Options, Futures Contracts and Swap Contracts                                 18,558        2,778       (31,513)       (1,350)
   Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign
     Currency Contracts, Foreign Currencies, and Translation of Other Assets
     and Liabilities Denominated in Foreign Currencies                            (10,520)     (17,307)          873          (893)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                               372       19,169        10,942        83,562
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                                                     (10,040)     (15,311)      (54,582)      (51,400)
   Net Realized Gains:
      Class A                                                                          --           --       (28,377)      (49,606)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                              (10,040)     (15,311)      (82,959)     (101,006)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
   Proceeds from Shares Issued                                                    104,483      191,286       141,727       316,702
   Reinvestment of Dividends & Distributions                                        9,540       14,446        78,426        95,631
   Cost of Shares Redeemed                                                       (136,402)    (242,751)     (153,065)     (220,630)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived from Capital Share Transactions      (22,379)     (37,019)       67,088       191,703
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                          (32,047)     (33,161)       (4,929)      174,259
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                            808,742      841,903     1,002,602       828,343
-----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                               $  776,695   $  808,742   $   997,673   $ 1,002,602
===================================================================================================================================
   UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME INCLUDED
     IN NET ASSETS AT END OF PERIOD                                            $    5,612   $    2,460   $    (8,871)  $    17,018
===================================================================================================================================
SHARE TRANSACTIONS:
   CLASS A:
   Shares Issued                                                                    9,560       17,707        13,271        28,732
   Reinvestment of Dividends & Distributions                                          882        1,344         7,397         8,726
   Shares Redeemed                                                                (12,480)     (22,446)      (14,372)      (20,042)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                                                      (2,038)      (3,395)        6,296        17,416
===================================================================================================================================

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   55

Financial Highlights

For the six month period ended March 31, 2008 (Unaudited) and the years ended September 30,

For a Share Outstanding Throughout Each Year

------------------------------------------------------------------------------------------------------------------------------------
                                                Net Realized
                                                         and                             Distributions
                      Net Asset          Net      Unrealized                 Dividends            from           Total
                         Value,   Investment           Gains        Total     from Net        Realized       Dividends    Net Asset
                      Beginning       Income     (Losses) on         from   Investment         Capital             and   Value, End
                      of Period    (Loss)(1)   Securities(1)   Operations       Income           Gains   Distributions    of Period
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

   CLASS A
   2008*               $  16.18      $  0.08        $  (2.07)    $  (1.99)    $  (0.34)       $  (1.74)       $  (2.08)    $  12.11
   2007                   14.07         0.28            2.89         3.17        (0.47)          (0.59)          (1.06)       16.18
   2006                   12.14         0.24            1.97         2.21        (0.28)             --           (0.28)       14.07
   2005                    9.81         0.16            2.40         2.56        (0.23)             --           (0.23)       12.14
   2004                    8.20         0.10            1.60         1.70        (0.09)             --           (0.09)        9.81
   2003                    6.93         0.08            1.23         1.31        (0.04)             --           (0.04)        8.20

   CLASS I
   2008*               $  16.13      $  0.06        $  (2.05)    $  (1.99)    $  (0.30)       $  (1.74)       $  (2.04)    $  12.10
   2007                   14.04         0.25            2.88         3.13        (0.45)          (0.59)          (1.04)       16.13
   2006                   12.12         0.23            1.94         2.17        (0.25)             --           (0.25)       14.04
   2005                    9.81         0.14            2.38         2.52        (0.21)             --           (0.21)       12.12
   2004                    8.20         0.10            1.58         1.68        (0.07)             --           (0.07)        9.81
   2003                    6.93         0.09            1.20         1.29        (0.02)             --           (0.02)        8.20

EMERGING MARKETS EQUITY FUND

   CLASS A
   2008*               $  21.49      $  0.01        $  (1.28)    $  (1.27)    $  (0.08)       $  (4.48)       $  (4.56)    $  15.66
   2007                   16.67         0.08            7.22         7.30        (0.08)          (2.40)          (2.48)       21.49
   2006                   15.94         0.11            2.32         2.43        (0.10)          (1.60)          (1.70)       16.67
   2005                   11.10         0.14            4.80         4.94        (0.10)             --           (0.10)       15.94
   2004                    9.00         0.09            2.03         2.12        (0.02)             --           (0.02)       11.10
   2003                    6.53         0.05            2.42         2.47           --              --              --         9.00

INTERNATIONAL FIXED INCOME FUND

   CLASS A
   2008*               $  10.91      $  0.18        $  (0.18)    $     --     $  (0.14)       $     --        $  (0.14)    $  10.77
   2007                   10.86         0.36           (0.11)        0.25        (0.20)             --           (0.20)       10.91
   2006                   11.72         0.28           (0.49)       (0.21)       (0.34)          (0.31)          (0.65)       10.86
   2005                   12.22         0.28            0.15         0.43        (0.89)          (0.04)          (0.93)       11.72
   2004                   12.45         0.28            0.63         0.91        (0.92)          (0.22)          (1.14)       12.22
   2003                   11.00         0.30            1.53         1.83        (0.33)          (0.05)          (0.38)       12.45

EMERGING MARKETS DEBT FUND

   CLASS A
   2008*               $  11.04      $  0.30        $  (0.18)    $   0.12     $  (0.58)       $  (0.31)       $  (0.89)    $  10.27
   2007                   11.28         0.60            0.47         1.07        (0.65)          (0.66)          (1.31)       11.04
   2006                   11.81         0.56            0.34         0.90        (0.80)          (0.63)          (1.43)       11.28
   2005                   10.74         0.66            1.31         1.97        (0.63)          (0.27)          (0.90)       11.81
   2004                   11.15         0.61            0.77         1.38        (0.66)          (1.13)          (1.79)       10.74
   2003                    8.12         0.78            3.01         3.79        (0.76)             --           (0.76)       11.15

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Ratio of
                                                                       Ratio of               Expenses
                                                                    Expenses to             to Average     Ratio of Net
                                                                    Average Net             Net Assets       Investment
                                                Ratio of                 Assets             (Excluding           Income
                               Net Assets       Expenses             (Excluding            Waivers and           (Loss)   Portfolio
                  Total     End of Period     to Average              Fees Paid              Fees Paid       to Average    Turnover
                 Return+    ($ Thousands)   Net Assets**         Indirectly)***         Indirectly)***       Net Assets       Rate+
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

   CLASS A
   2008*          (13.74)%   $  3,287,818           1.25%(2)(4)            1.25%(2)(4)            1.25%            1.22%         89%
   2007            23.56        4,032,236           1.32(2)(3)             1.33(2)(3)             1.33(2)          1.85         172
   2006            18.50        3,491,007           1.32(2)                1.33(2)                1.33(2)          1.85         118
   2005            26.33        3,227,258           1.24                   1.24                   1.24             1.50          80
   2004            20.74        2,705,544           1.26                   1.26                   1.26             1.06          44
   2003            18.91        2,258,034           1.28                   1.28                   1.32             1.12          87

   CLASS I
   2008*          (13.77)%   $     10,548           1.50%(2)(4)            1.50%(2)(4)            1.50%            0.87%         89%
   2007            23.25           17,155           1.57(2)(3)             1.58(2)(3)             1.58(2)          1.66         172
   2006            18.20           13,401           1.59(2)                1.59(2)                1.59(2)          1.77         118
   2005            25.86            7,952           1.49                   1.49                   1.49             1.28          80
   2004            20.54            5,757           1.51                   1.51                   1.51             1.06          44
   2003            18.65            2,061           1.53                   1.53                   1.57             1.15          87

EMERGING MARKETS EQUITY FUND

   CLASS A
   2008*           (8.66)%   $  1,403,563           1.98%(4)               1.98%(4)               2.07%            0.06%         51%
   2007            48.27        1,777,229           1.97(3)                1.97(3)                2.05             0.44          79
   2006            16.46        1,336,574           1.96                   1.97                   2.06             0.65          65
   2005            44.68        1,354,502           1.95                   1.96                   2.05             1.05          69
   2004            23.61        1,039,735           1.95                   1.95                   2.12             0.84          88
   2003            37.83          936,560           1.95                   1.95                   2.14             0.71          69

INTERNATIONAL FIXED INCOME FUND

   CLASS A
   2008*           (0.02)%   $    776,695           1.01%(4)               1.01%(4)               1.03%            3.29%         66%
   2007             2.34          808,742           1.02(3)                1.02(3)                1.04             3.29         215
   2006            (1.64)         841,903           1.01                   1.01                   1.03             2.61         194
   2005             3.01          880,923           1.00                   1.00                   1.04             2.24         145
   2004             7.43          907,633           1.00                   1.00                   1.04             2.27         224
   2003            17.05          865,698           1.00                   1.00                   1.06             2.60         216

EMERGING MARKETS DEBT FUND

   CLASS A
   2008*            1.07%    $    997,673           1.36%(4)               1.36%(4)               1.78%            5.63%         34%
   2007            10.03        1,002,602           1.37(3)                1.37(3)                1.79             5.47          81
   2006             8.68          828,343           1.36                   1.36                   1.78             5.03         108
   2005            19.34        1,143,845           1.35                   1.35                   1.79             6.03          85
   2004            13.97          765,483           1.35                   1.35                   1.79             5.91          77
   2003            49.15          565,237           1.35                   1.35                   1.80             7.98         127

  *   For the six month period ended March 31, 2008 (Unaudited).

 **   Includes Fees Paid Indirectly.

***   See Note 3 in Notes to Financial Statements.

  + Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) Per share net investment income (loss) and net realized and unrealized gains/(losses) calculated using average shares.

(2) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios for Class A and I shares would have been 1.24% and 1.49%, respectively.

(3) The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.32%, 1.57%, 1.96%, 1.01%, and 1.36% for the International Equity Fund Class A, the International Equity Fund Class I, the Emerging Markets Equity Fund, the International Fixed Income Fund, and the Emerging Markets Debt Fund, respectively.

(4) The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.24%, 1.49%, 1.96%, 1.01%, and 1.36% for the International Equity Fund Class A, the International Equity Fund Class I, the Emerging Markets Equity Fund, the International Fixed Income Fund, and the Emerging Markets Debt Fund, respectively.

Amounts designated as "--" are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
56   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Notes to Financial Statements

March 31, 2008

1. ORGANIZATION

SEI Institutional International Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with five funds: the International Equity Fund, the Tax-Managed International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund (together the "Funds"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Funds and the International Equity Fund is registered to offer Class I shares.

As of March 31, 2008, the Tax-Managed International Equity Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee Meeting should be called based on the information provided.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   57

The International Equity Fund and Emerging Markets Equity Fund also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by these Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund and Emerging Markets Equity Fund will value the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Tri-party repurchase agreements purchased as collateral for securities on loan are maintained by the applicable securities lending agent (see Note 7). Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty to the repurchase agreement. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS -- The International Equity and Emerging Markets Equity Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. At March 31, 2008, the International Equity Fund held reverse repurchase agreements in the amount of $7,210,530.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

FUTURES CONTRACTS -- The International Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund utilized futures contracts during the six month period ended March 31, 2008. The Funds' investment in these futures contracts is designed to enable


--------------------------------------------------------------------------------
58   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008
the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Schedule of Investments in the International Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

EQUITY-LINKED WARRANTS -- The International Equity and Emerging Markets Equity Funds each may invest in equity-linked warrants. The Fund purchases the equity-linked warrants from a broker, who in turn purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the Fund exercises its call and closes its position, the shares are sold and the warrant redeemed with the proceeds. Each warrant represents one share of the underlying stocks, therefore the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock, less transaction costs. In addition to the market risk of the underlying holding, the Fund bears additional counterparty risk to the issuing broker. There is currently no active trading market for equity-linked warrants.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument, and also take possession of the instrument. Total return swaps allow an investor to benefit from the cash flow without actually owning the underlying security. The investor must pay any decline in value to the counterparty at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage-backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying assets versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. In connection with swap agreements, securities may be set aside as collateral by the Fund's custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements. In connection with outstanding credit-default swaps as of March 31, 2008, the Emerging Markets Debt Fund has deposits in the amount of $54,376,702 with the counterparty as collateral.

OPTIONS WRITTEN/PURCHASED -- The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   59
interest rates. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Written options transactions entered into during the six months ended March 31, 2008 are summarized as follows:

--------------------------------------------------------------------------------
                            INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                      Number of      Premium
                                                      Contracts   ($ Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of period                           93         $    15
Closed                                                      (93)            (15)
--------------------------------------------------------------------------------
Balance at the end of period                                 --         $    --
--------------------------------------------------------------------------------
                           EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------
                                                      Number of      Premium
                                                      Contracts   ($ Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of period                           --         $    --
Written                                              40,669,200            (266)
--------------------------------------------------------------------------------
Balance at the end of period                         40,669,200         $  (266)
--------------------------------------------------------------------------------

DELAYED DELIVERY TRANSACTIONS -- Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

LOAN PARTICIPATIONS AND BRADY BONDS -- The Emerging Markets Debt Fund (the "Fund") invests in U.S. dollar-denominated fixed- and floating-rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the


--------------------------------------------------------------------------------
60 SEI Institutional International Trust / Semi-Annual Report / March 31, 2008 values that would have been used had an active market value for these securities existed.

CLASSES -- Class-specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The International Equity, Emerging Markets Equity and International Fixed Income Funds will distribute substantially all of their net investment income and all net realized capital gains, if any, at least annually. The Emerging Markets Debt Fund will distribute substantially all of its net investment income, if any, at least quarterly and all net realized gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific-interest method, which approximates the effective interest method. Dividend income is recognized on the ex-dividend date and interest income is recognized using the accrual method.

3. ADMINISTRATION, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION & TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund                                       0.45%
Emerging Markets Equity Fund                                    0.65%
International Fixed Income Fund                                 0.60%
Emerging Markets Debt Fund                                      0.65%

However, the Administrator has voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Administrator as presented below. In the event that the total annual expenses of a Fund, after reflecting a waiver of all fees by the Administrator, exceed the specific limitation, the Administrator has agreed to bear such excess. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion. During the six months ended March 31, 2008, no such waivers were required under this voluntary agreement.

--------------------------------------------------------------------------------
            International           Emerging    International       Emerging
                   Equity     Markets Equity     Fixed Income   Markets Debt
                     Fund               Fund             Fund           Fund
--------------------------------------------------------------------------------
Class A              1.29%*+            1.96%+           1.01%+          1.36%+
Class I              1.54%*+              --               --              --

* The expense cap excludes interest expense on reverse repurchase agreements.

+     The expense cap excludes overdraft fees.

INVESTMENT ADVISORY AGREEMENT --SEI Investments Management Corporation ("SIMC") acts as the Investment Adviser for the Funds under an amended and restated Investment Advisory Agreement dated December 17, 2002 under which SIMC receives annual fees, based on the average daily net assets of the respective funds, as presented below:

International Equity Fund                                   0.505%
Emerging Markets Equity Fund                                1.050%
International Fixed Income Fund                             0.150%
Emerging Markets Debt Fund                                  0.850%

However, SIMC has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Adviser as presented above.

As of March 31, 2008, SIMC has entered into Investment Sub-Advisory Agreements with the following parties:

--------------------------------------------------------------------------------

Investment Sub-Adviser
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
AllianceBernstein L.P.
AXA Rosenberg Investment Management LLC
Capital Guardian Trust Company
Fuller & Thaler Asset Management, Inc.
McKinley Capital Management, Inc.
Quantitative Management Associates LLC
Record Currency Management Limited
Smith Breeden Associates, Inc.

EMERGING MARKETS EQUITY FUND
AllianceBernstein L.P.
AXA Rosenberg Investment Management LLC
Emerging Markets Management, LLC
PanAgora Asset Management, Inc.
Rexiter Capital Management Limited
The Boston Company Asset
   Management LLC


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   61

--------------------------------------------------------------------------------

Investment Sub-Advisers
--------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND
AllianceBernstein L.P.
BlackRock Financial Management, Inc.
Fidelity International Investment Advisors (UK) Limited
   (delegates to Fidelity International Investment Advisors)
Record Currency Management Limited

EMERGING MARKETS DEBT FUND
Ashmore Investment Management Limited
ING Investment Management Advisors, B.V.
Stone Harbor Investment Partners LP

Under the investment sub-advisory agreements, each party receives an annual fee, paid by SIMC.

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under an amended and restated Distribution Agreement dated September 16, 2002. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation therefrom. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

--------------------------------------------------------------------------------
                                             Shareholder     Administrative
                                           Servicing Fees    Servicing Fees
--------------------------------------------------------------------------------
International Equity Fund
   Class A                                      0.25%               --
   Class I                                      0.25%             0.25%
Emerging Markets Equity Fund
   Class A                                      0.25%               --
International Fixed Income Fund
   Class A                                      0.25%               --
Emerging Markets Debt Fund
   Class A                                      0.25%               --

The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions. For the six months ended March 31, 2008, the Distributor received no brokerage commissions.

Under both the Shareholder Servicing Plans and Administrative Service Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties.

However, the Distributor has also voluntarily agreed to waive its fee so that the total annual expenses of each Fund will not exceed certain expense limitations adopted by the Distributor as presented above.

For the six months ended March 31, 2008, the Distributor retained 100% of both Shareholder Servicing fees, less the waiver, and Administration Servicing fees.

INVESTMENT IN AFFILIATED SECURITY -- The Funds may invest cash collateral from the securities lending program in the SEI Liquidity Fund LP.

PAYMENT TO AFFILIATES -- Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator or SEI Investments Management Corporation ("SIMC") (the "Adviser"), a wholly owned subsidiary of SEI. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

FEES PAID INDIRECTLY -- The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses.
Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the six months ended March 31, 2008, can be found on the Statement of Operations and Financial Highlights, respectively.

--------------------------------------------------------------------------------
62   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturity of securities, other than short-term investments, during the six months ended March 31, 2008, were as follows:

--------------------------------------------------------------------------------
                                              Purchases    Sales and Maturities
                                          ($ Thousands)           ($ Thousands)
--------------------------------------------------------------------------------
International Equity Fund
   US Government                          $   2,052,020           $   1,940,390
   Other                                      1,178,479               1,420,354
Emerging Markets Equity Fund
   US Government                                     --                      --
   Other                                        807,965               1,029,781
International Fixed Income Fund
   US Government                                 51,696                  81,046
   Other                                        334,624                 374,729
Emerging Markets Debt Fund
   US Government                                     --                      --
   Other                                        334,877                 289,422

5. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to foreign currency gains and losses, passive foreign investment companies gains and losses, equalization, disallowance of net operating loss and swap reclassifications, and prior year adjustments. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

--------------------------------------------------------------------------------
                                                      Long-Term
                                Ordinary Income    Capital Gain          Totals
                                  ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
International
   Equity Fund           2007        $  136,952      $  126,960      $  263,912
                         2006            72,034              --          72,034
Emerging Markets
   Equity Fund           2007            45,745         149,527         195,272
                         2006            17,376         118,635         136,011
International Fixed
   Income Fund           2007            15,311              --          15,311
                         2006            36,979          12,221          49,200
Emerging Markets
   Debt Fund             2007            64,597          36,409         101,006
                         2006            89,598          43,287         132,885

At September 30, 2007, the components of Distributable Earnings/ (Accumulated Losses) were as follows:

----------------------------------------------------------------------------------------------------
                                                                                              Post-
                                   Undistributed    Undistributed          Capital          October
                                        Ordinary        Long-Term             Loss         Currency
                                          Income     Capital Gain    Carryforwards           Losses
                                   ($ Thousands)    ($ Thousands)    ($ Thousands)    ($ Thousands)
----------------------------------------------------------------------------------------------------
International Equity Fund          $     249,837    $     225,673    $          --    $          --
Emerging Markets Equity Fund              73,361          222,929               --               --
International Fixed Income Fund               --               --           (4,224)          (4,917)
Emerging Markets Debt Fund                38,621            7,559               --               --

----------------------------------------------------------------------------------------------------
                                                       Unrealized            Other            Total
                                                     Appreciation        Temporary    Distributable
                                                   (Depreciation)      Differences        Earnings/
                                                    ($ Thousands)    ($ Thousands)    ($ Thousands)
----------------------------------------------------------------------------------------------------
International Equity Fund                          $      701,167    $         789    $   1,177,466
Emerging Markets Equity Fund                              541,390               --          837,680
International Fixed Income Fund                            (1,416)          15,979            5,422
Emerging Markets Debt Fund                                 61,317          (10,776)          96,721

Post-October losses represent losses realized on investment or foreign currency transactions from November 1, 2006 through September 30, 2007 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains as follows:

--------------------------------------------------------------------------------
                                                                  Total Capital
                                                                           Loss
                                                       Expires     Carryforward
                                                          2015         03/31/08
                                                 ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
International Fixed Income Fund                       $  4,224         $  4,224

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   63

The Federal tax cost, aggregate gross unrealized appreciation and depreciation on total investments at March 31, 2008 for each Fund is as follows:

----------------------------------------------------------------------------------------
                                               Aggregate       Aggregate
                                                   Gross           Gross             Net
                                 Federal      Unrealized      Unrealized      Unrealized
                                Tax Cost    Appreciation    Depreciation    Appreciation
                           ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------------------------
International Equity
   Fund                    $   3,408,776   $     414,654   $    (184,082)  $     230,572
Emerging Markets
   Equity Fund                 1,183,621         285,215         (62,438)        222,777
International Fixed
   Income Fund                   703,946          52,875         (10,805)         42,070
Emerging Markets
   Debt Fund                     940,580          58,349         (25,269)         33,080

6. CONCENTRATION/RISKS

Each Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Fund and Emerging Markets Debt Fund invest in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Fund and Emerging Markets Debt Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Certain securities held by the Funds are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers are estimates that may differ from the value that would be realized if the securities were sold. At March 31, 2008, the total value of these securities represented approximately 6% of the net assets of the Emerging Markets Debt Fund.

Forward foreign currency contracts, futures contracts, and swap agreement contracts involve risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities to the extent of the contract amounts.

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

7. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, corporate obligations, asset-backed securities, repurchase agreements or master notes. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, L.P., repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, high-quality, short-term instruments, such as floating rate notes, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity date not to exceed 397 days.

--------------------------------------------------------------------------------
64   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

8. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result of adoption, the Funds will incorporate FIN 48 in its semi-annual report of March 31, 2008. As of March 31, 2008, the Funds do not anticipate a material impact to the financial statements. However, management's conclusions regarding FIN 48 could change in the future to the extent there are changes in tax laws and/or additional guidance from the IRS regarding interpretations of the existing laws.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current U.S. generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported in the financial statements for a fiscal period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Funds' financial statements and related disclosures.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   65

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                          BEGINNING      ENDING                  EXPENSES
                                           ACCOUNT      ACCOUNT    ANNUALIZED      PAID
                                            VALUE        VALUE      EXPENSE       DURING
                                           10/1/07      3/31/08      RATIOS      PERIOD*
-----------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                  $ 1,000.00   $   862.60      1.25%       $ 5.82
Class I                                  $ 1,000.00   $   862.30      1.50%       $ 6.98

HYPOTHETICAL 5% RETURN
Class A                                  $ 1,000.00   $ 1,018.75      1.25%       $ 6.31
Class I                                  $ 1,000.00   $ 1,017.50      1.50%       $ 7.57
-----------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                  $ 1,000.00   $   913.40      1.98%       $ 9.47

HYPOTHETICAL 5% RETURN
Class A                                  $ 1,000.00   $ 1,015.10      1.98%       $ 9.97
-----------------------------------------------------------------------------------------

                                          BEGINNING      ENDING                  EXPENSES
                                           ACCOUNT      ACCOUNT    ANNUALIZED      PAID
                                            VALUE        VALUE      EXPENSE       DURING
                                           10/1/07      3/31/08      RATIOS      PERIOD*
-----------------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                  $ 1,000.00   $   999.80      1.01%       $ 5.05

HYPOTHETICAL 5% RETURN
Class A                                  $ 1,000.00   $ 1,019.95      1.01%       $ 5.10
-----------------------------------------------------------------------------------------
EMERGING MARKETS DEBT FUND
-----------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                  $ 1,000.00   $ 1,010.70      1.36%       $ 6.84

HYPOTHETICAL 5% RETURN
Class A                                  $ 1,000.00   $ 1,018.20      1.36%       $ 6.86
-----------------------------------------------------------------------------------------

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


--------------------------------------------------------------------------------
66   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

Board of Trustees Considerations in Approving the Funds' Investment Advisory and Sub-Advisory
Agreements (Unaudited)

SEI Institutional International Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   67

Board of Trustees Considerations in Approving the Funds' Investment Advisory and Sub-Advisory
Agreements (Unaudited) (Concluded)

operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the December 6, 2007 and March 12, 2008 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o the Funds' investment performance and how it compared to that of other comparable mutual funds;

o the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Trustees found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.


--------------------------------------------------------------------------------
68   SEI Institutional International Trust / Semi-Annual Report / March 31, 2008

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
SEI Institutional International Trust / Semi-Annual Report / March 31, 2008   69

Notes

Notes

Notes

Notes

Notes

Notes

Notes

SEI INSTITUTIONAL INTERNATIONAL TRUST SEMI-ANNUAL REPORT MARCH 31, 2008


Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KMPG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[LOGO]
SEI New ways.
    New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456  1.800.DIAL.SEI (1.800.342.5734)

SEI-F-031 (3/08)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.


ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                               SEI Institutional International Trust


By (Signature and Title)*                  /s/ Robert A. Nesher
                                           -----------------------------------
                                           Robert A. Nesher, President & CEO

Date:  June 4, 2008






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*                  /s/ Robert A. Nesher
                                           -----------------------------------
                                           Robert A. Nesher, President & CEO

Date:  June 4, 2008


By (Signature and Title)*                  /s/ Stephen F. Panner
                                           -----------------------------------
                                           Stephen F. Panner, Controller & CFO

Date:  June 4, 2008

* Print the name and title of each signing officer under his or her signature.